UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRockFund Advisors
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
04/30/2025
Date of reporting period:
10/31/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Core U.S. REIT ETF
USRT | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Core U.S. REIT ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. REIT ETF	$4	0.08%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	21.23%	36.63%	4.47%	6.43%
Russell 3000® Index	13.85	37.86	14.60	12.44
FTSE Nareit Equity REITs Index	21.30	36.80	4.55	6.56
Key Fund statistics
Net Assets	$2,787,152,215
Number of Portfolio Holdings	135
Portfolio Turnover Rate	3%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The performance of the FTSE Nareit Equity REITS Index in this report reflects the performance of the FTSE NAREIT Real Estate 50 Index through November 2, 2016 and, beginning on November 3, 2016, the performance of the FTSE Nareit Equity REITS Index.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Specialized REITs	29.0%
Retail REITs	16.9%
Residential REITs	16.0%
Health Care REITs	15.2%
Industrial REITs	13.4%
Office REITs	4.3%
Hotel & Resort REITs	2.8%
Diversified REITs	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Prologis, Inc.	8.7%
Equinix, Inc.	7.2%
Welltower, Inc.	6.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.6%
Public Storage	4.3%
Realty Income Corp.	4.3%
Iron Mountain, Inc.	3.0%
Extra Space Storage, Inc.	2.8%
VICI Properties, Inc.	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell or FTSE International Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core U.S. REIT ETF
Semi-Annual Shareholder Report — October 31, 2024
USRT-10/24-SAR

iShares Core Dividend ETF
DIVB | Cboe BZX Exchange
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Core Dividend ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend ETF	$3	0.05%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	14.72%	37.21%	13.53%	12.52%
Morningstar US Market Index	13.83	38.09	14.70	13.38
Morningstar® US Dividend and Buyback Index℠	14.78	37.33	13.73	12.75
Key Fund statistics
Net Assets	$539,499,891
Number of Portfolio Holdings	435
Portfolio Turnover Rate	24%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
The inception date of the Fund was November 7, 2017.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.5%
Financials	21.3%
Industrials	10.3%
Health Care	9.9%
Energy	8.9%
Consumer Staples	7.1%
Consumer Discretionary	6.6%
Real Estate	3.3%
Communication Services	3.2%
Utilities	3.0%
Materials	2.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Cisco Systems, Inc.	5.3%
International Business Machines Corp.	3.6%
Accenture PLC, Class A	3.5%
Texas Instruments, Inc.	3.1%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.5%
Wells Fargo & Co.	2.2%
Chevron Corp.	2.1%
Fidelity National Information Services, Inc.	2.0%
Verizon Communications, Inc.	1.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core Dividend ETF
Semi-Annual Shareholder Report — October 31, 2024
DIVB-10/24-SAR

iShares Core Dividend Growth ETF
DGRO | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Core Dividend Growth ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend Growth ETF	$4	0.08%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	12.04%	31.60%	11.88%	11.81%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® US Dividend Growth Index℠	12.07	31.69	11.95	11.88
Key Fund statistics
Net Assets	$30,052,061,289
Number of Portfolio Holdings	415
Portfolio Turnover Rate	10%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.9%
Health Care	16.8%
Information Technology	16.7%
Industrials	12.1%
Consumer Staples	10.2%
Energy	7.8%
Utilities	6.8%
Consumer Discretionary	6.4%
Materials	2.7%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	3.0%
JPMorgan Chase & Co.	3.0%
Apple Inc.	2.9%
Microsoft Corp.	2.8%
Chevron Corp.	2.8%
Johnson & Johnson	2.7%
AbbVie, Inc.	2.7%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Procter & Gamble Co. (The)	2.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core Dividend Growth ETF
Semi-Annual Shareholder Report — October 31, 2024
DGRO-10/24-SAR

iShares Core High Dividend ETF
HDV | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Core High Dividend ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core High Dividend ETF	$4	0.08%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.20%	27.79%	8.51%	8.30%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® Dividend Yield Focus Index℠	11.20	27.94	8.60	8.39
Key Fund statistics
Net Assets	$11,113,231,169
Number of Portfolio Holdings	79
Portfolio Turnover Rate	40%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Energy	26.5%
Consumer Staples	18.7%
Health Care	18.5%
Utilities	11.2%
Information Technology	10.1%
Communication Services	4.9%
Financials	4.6%
Industrials	2.5%
Materials	2.4%
Consumer Discretionary	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	9.9%
Chevron Corp.	6.6%
Johnson & Johnson	6.4%
AbbVie, Inc.	6.3%
Philip Morris International, Inc.	4.7%
AT&T Inc.	4.6%
Cisco Systems, Inc.	4.0%
PepsiCo, Inc.	3.9%
Coca-Cola Co. (The)	3.8%
Merck & Co., Inc.	3.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core High Dividend ETF
Semi-Annual Shareholder Report — October 31, 2024
HDV-10/24-SAR

iShares Select Dividend ETF
DVY | NASDAQ
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Select Dividend ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select Dividend ETF	$21	0.38%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	15.10%	33.73%	9.75%	9.39%
S&P Total Market Index™	13.84	37.99	14.51	12.37
Dow Jones U.S. Select Dividend Index™	15.32	34.25	10.19	9.83
Key Fund statistics
Net Assets	$20,080,101,361
Number of Portfolio Holdings	102
Portfolio Turnover Rate	2%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Utilities	29.1%
Financials	27.0%
Consumer Staples	10.2%
Materials	8.2%
Consumer Discretionary	6.7%
Communication Services	5.7%
Energy	4.6%
Health Care	3.4%
Information Technology	3.0%
Industrials	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Altria Group, Inc.	3.2%
AT&T Inc.	2.2%
Philip Morris International, Inc.	2.1%
International Paper Co.	2.1%
Citizens Financial Group, Inc.	1.8%
Dominion Energy, Inc.	1.8%
ONEOK, Inc.	1.8%
Truist Financial Corp.	1.8%
KeyCorp	1.7%
Entergy Corp.	1.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Select Dividend ETF
Semi-Annual Shareholder Report — October 31, 2024
DVY-10/24-SAR

iShares Morningstar Mid-Cap Value ETF
IMCV | NASDAQ
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Morningstar Mid-Cap Value ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Value ETF	$3	0.06%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.32%	33.39%	9.88%	8.98%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® US Mid Cap Broad Value Index℠	10.33	33.42	9.98	9.19
Key Fund statistics
Net Assets	$636,645,315
Number of Portfolio Holdings	309
Portfolio Turnover Rate	16%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
The performance of the Morningstar® US Mid Cap Broad Value Index℠ in this report reflects the performance of the Morningstar® US Mid Value Index℠ through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Mid Cap Broad Value Index℠.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.7%
Utilities	12.7%
Industrials	11.0%
Real Estate	8.6%
Consumer Discretionary	8.4%
Information Technology	8.0%
Energy	8.0%
Consumer Staples	7.9%
Health Care	7.2%
Materials	7.0%
Communication Services	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Williams Cos., Inc. (The)	1.2%
Capital One Financial Corp.	1.2%
Truist Financial Corp.	1.1%
General Motors Co.	1.1%
Norfolk Southern Corp.	1.0%
ONEOK, Inc.	1.0%
Bank of New York Mellon Corp. (The)	1.0%
PACCAR, Inc.	1.0%
Aflac, Inc.	1.0%
American Electric Power Co., Inc.	1.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Mid-Cap Value ETF
Semi-Annual Shareholder Report — October 31, 2024
IMCV-10/24-SAR

iShares Morningstar Small-Cap ETF
ISCB | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Morningstar Small-Cap ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap ETF	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.75%	34.20%	6.84%	7.09%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® US Small Cap Extended Index℠	11.74	34.15	6.77	7.15
Key Fund statistics
Net Assets	$229,919,699
Number of Portfolio Holdings	1,585
Portfolio Turnover Rate	11%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
The performance of the Morningstar® US Small Cap Extended Index℠ in this report reflects the performance of the Morningstar® US Small Core Index℠ through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Small Cap Extended Index℠.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.8%
Industrials	18.3%
Consumer Discretionary	14.1%
Health Care	12.1%
Information Technology	11.8%
Real Estate	7.1%
Materials	5.6%
Communication Services	3.6%
Energy	3.6%
Consumer Staples	2.8%
Utilities	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Carvana Co., Class A	0.6%
Guidewire Software, Inc.	0.3%
Coherent Corp.	0.3%
East West Bancorp, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Curtiss-Wright Corp.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Jones Lang LaSalle, Inc.	0.3%
Texas Roadhouse, Inc.	0.3%
Toast, Inc., Class A	0.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Small-Cap ETF
Semi-Annual Shareholder Report — October 31, 2024
ISCB-10/24-SAR

iShares Morningstar U.S. Equity ETF
ILCB | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Morningstar U.S. Equity ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar U.S. Equity ETF	$2	0.03%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	13.99%	38.45%	14.55%	12.21%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® US Large-Mid Cap Index℠	14.01	38.46	14.62	12.36
Key Fund statistics
Net Assets	$1,129,093,165
Number of Portfolio Holdings	620
Portfolio Turnover Rate	2%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
The performance of the Morningstar® US Large-Mid Cap Index℠ in this report reflects the performance of the Morningstar® US Large Core Index℠ through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Large-Mid Cap Index℠.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.9%
Financials	13.5%
Health Care	11.2%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.9%
Consumer Staples	5.7%
Energy	3.5%
Utilities	2.4%
Materials	2.3%
Real Estate	2.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.5%
NVIDIA Corp.	6.3%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Berkshire Hathaway, Inc., Class B	1.6%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar U.S. Equity ETF
Semi-Annual Shareholder Report — October 31, 2024
ILCB-10/24-SAR

iShares Morningstar Value ETF
ILCV | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Morningstar Value ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Value ETF	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.29%	32.20%	10.38%	9.58%
Morningstar US Market Index	13.83	38.09	14.70	12.56
Morningstar® US Large-Mid Cap Broad Value Index℠	11.30	32.20	10.47	9.75
Key Fund statistics
Net Assets	$978,824,765
Number of Portfolio Holdings	448
Portfolio Turnover Rate	12%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
The performance of the Morningstar® US Large-Mid Cap Broad Value Index℠ in this report reflects the performance of the Morningstar® US Large Value Index℠ through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Large-Mid Cap Broad Value Index℠.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.9%
Information Technology	16.4%
Health Care	14.4%
Industrials	9.5%
Consumer Staples	9.2%
Communication Services	9.0%
Consumer Discretionary	6.2%
Energy	6.1%
Utilities	4.3%
Materials	3.3%
Real Estate	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.3%
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.4%
Meta Platforms, Inc., Class A	2.1%
Exxon Mobil Corp.	2.0%
Alphabet, Inc., Class A	1.9%
UnitedHealth Group, Inc.	1.7%
Alphabet, Inc., Class C, NVS	1.7%
Home Depot, Inc. (The)	1.5%
Procter & Gamble Co. (The)	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Value ETF
Semi-Annual Shareholder Report — October 31, 2024
ILCV-10/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

OCTOBER 31, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•  iShares Core U.S. REIT ETF | USRT | NYSE Arca

2

Schedule of Investments (unaudited) October 31, 2024	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.4%
Alexander & Baldwin, Inc.	167,883	$3,124,303
Alpine Income Property Trust, Inc.	29,513	517,363
American Assets Trust, Inc.	110,557	2,979,511
Armada Hoffler Properties, Inc.	154,000	1,667,820
Broadstone Net Lease, Inc.	434,107	7,635,942
CTO Realty Growth, Inc.	50,487	976,923
Empire State Realty Trust, Inc., Class A	308,901	3,274,350
Essential Properties Realty Trust, Inc.	404,101	12,805,961
Gladstone Commercial Corp.	91,592	1,442,116
Global Net Lease, Inc.	462,143	3,600,094
NexPoint Diversified Real Estate Trust	79,229	423,875
One Liberty Properties, Inc.	37,374	997,886
WP Carey, Inc.	501,744	27,957,176

		67,403,320

Health Care REITs — 15.2%
Alexandria Real Estate Equities, Inc.	401,127	44,745,717
American Healthcare REIT, Inc.	189,212	5,033,039
CareTrust REIT, Inc.	327,838	10,710,467
Community Healthcare Trust, Inc.	63,121	1,184,150
Diversified Healthcare Trust	506,694	1,808,898
Global Medical REIT, Inc.	141,706	1,288,108
Healthcare Realty Trust, Inc.	880,298	15,123,520
Healthpeak Properties, Inc.	1,617,757	36,318,645
LTC Properties, Inc.	98,927	3,779,011
Medical Properties Trust, Inc.(a)	1,376,984	6,375,436
National Health Investors, Inc.	96,337	7,384,231
Omega Healthcare Investors, Inc.	571,286	24,262,516
Sabra Health Care REIT, Inc.	531,934	10,319,520
Sila Realty Trust, Inc.	132,290	3,331,062
Universal Health Realty Income Trust	30,046	1,188,620
Ventas, Inc.	933,913	61,161,962
Welltower, Inc.	1,396,626	188,376,915

		422,391,817

Hotel & Resort REITs — 2.9%
Apple Hospitality REIT, Inc.	524,667	7,749,332
Braemar Hotels & Resorts, Inc.	157,453	450,315
Chatham Lodging Trust	112,060	885,274
DiamondRock Hospitality Co.	483,944	4,147,400
Host Hotels & Resorts, Inc.	1,613,892	27,823,498
Park Hotels & Resorts, Inc.	481,966	6,694,508
Pebblebrook Hotel Trust	272,884	3,269,150
RLJ Lodging Trust	351,259	3,108,642
Ryman Hospitality Properties, Inc.	134,790	14,429,269
Service Properties Trust	382,223	1,223,114
Summit Hotel Properties, Inc.	243,889	1,492,601
Sunstone Hotel Investors, Inc.	467,507	4,717,146
Xenia Hotels & Resorts, Inc.	234,852	3,327,853

		79,318,102

Industrial REITs — 13.3%
Americold Realty Trust, Inc.	657,934	16,895,745
EastGroup Properties, Inc.	111,955	19,175,653
First Industrial Realty Trust, Inc.	305,772	16,049,972
Industrial Logistics Properties Trust	151,838	536,747
Innovative Industrial Properties, Inc.	64,822	8,374,354
Lineage, Inc.(a)	142,673	10,563,509
LXP Industrial Trust	669,910	6,323,951
Plymouth Industrial REIT, Inc.	92,495	1,879,498
Prologis, Inc.	2,140,801	241,782,065
Rexford Industrial Realty, Inc.	499,299	21,414,934

Security	Shares	Value

Industrial REITs (continued)
STAG Industrial, Inc.	418,978	$15,619,500
Terreno Realty Corp.	219,537	13,161,243

		371,777,171

Office REITs — 4.3%
Brandywine Realty Trust	384,948	1,951,686
BXP, Inc.	363,638	29,294,677
City Office REIT, Inc.	94,169	482,145
COPT Defense Properties	259,672	8,361,439
Cousins Properties, Inc.	350,730	10,742,860
Douglas Emmett, Inc.	321,437	5,718,364
Easterly Government Properties, Inc.	223,891	3,035,962
Highwoods Properties, Inc.	242,340	8,128,084
Hudson Pacific Properties, Inc.	307,447	1,328,171
JBG SMITH Properties	192,643	3,274,931
Kilroy Realty Corp.	270,599	10,883,492
NET Lease Office Properties(a)	34,506	1,036,560
Orion Office REIT, Inc.	135,559	505,635
Paramount Group, Inc.	425,541	2,063,874
Peakstone Realty Trust, Class E	84,951	1,114,557
Piedmont Office Realty Trust, Inc., Class A	284,761	2,830,524
Postal Realty Trust, Inc., Class A	51,158	744,349
SL Green Realty Corp.	150,259	11,361,083
Vornado Realty Trust	405,779	16,803,309

		119,661,702

Residential REITs — 15.9%
American Homes 4 Rent, Class A	781,782	27,549,998
Apartment Investment & Management Co., Class A(b)	328,056	2,768,793
AvalonBay Communities, Inc.	328,513	72,801,766
BRT Apartments Corp.	27,213	441,667
Camden Property Trust	239,593	27,742,473
Centerspace	35,246	2,455,236
Elme Communities	201,110	3,392,726
Equity LifeStyle Properties, Inc.	426,687	29,919,292
Equity Residential	874,737	61,555,243
Essex Property Trust, Inc.	147,832	41,963,592
Independence Realty Trust, Inc.	519,376	10,190,157
Invitation Homes, Inc.	1,417,159	44,512,964
Mid-America Apartment Communities, Inc.	268,903	40,695,780
NexPoint Residential Trust, Inc.	52,353	2,180,502
Sun Communities, Inc.	285,605	37,894,071
UDR, Inc.	760,157	32,071,024
UMH Properties, Inc.	149,603	2,790,096
Veris Residential, Inc.	181,002	2,981,103

		443,906,483

Retail REITs — 16.8%
Acadia Realty Trust	236,938	5,802,612
Agree Realty Corp.	229,312	17,026,416
Alexander’s, Inc.	5,014	1,138,328
Brixmor Property Group, Inc.	693,802	18,697,964
CBL & Associates Properties, Inc.	53,006	1,402,009
Curbline Properties Corp.(b)	218,296	4,940,038
Federal Realty Investment Trust	190,830	21,151,597
Getty Realty Corp.	113,949	3,576,859
InvenTrust Properties Corp.	156,725	4,615,551
Kimco Realty Corp.	1,525,388	36,182,203
Kite Realty Group Trust	499,041	12,810,382
Macerich Co. (The)	497,929	9,311,272
NETSTREIT Corp.	179,355	2,780,003
NNN REIT, Inc.	419,665	18,230,248
Phillips Edison & Co., Inc.	282,183	10,669,339
Realty Income Corp.	2,018,635	119,846,360

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Regency Centers Corp.	425,634	$30,407,293
Retail Opportunity Investments Corp.	285,077	4,418,694
Saul Centers, Inc.	24,719	967,502
Simon Property Group, Inc.	749,300	126,721,616
SITE Centers Corp.	110,028	1,754,947
Tanger, Inc.	244,684	8,130,849
Urban Edge Properties	282,316	6,278,708
Whitestone REIT	112,730	1,553,419

		468,414,209

Specialized REITs — 28.9%
CubeSmart	518,070	24,784,469
Digital Realty Trust, Inc.	747,959	133,308,733
EPR Properties	173,178	7,857,086
Equinix, Inc.	219,628	199,439,794
Extra Space Storage, Inc.	484,357	79,095,498
Farmland Partners, Inc.	102,735	1,203,027
Four Corners Property Trust, Inc.	211,581	5,831,172
Gaming & Leisure Properties, Inc.	603,115	30,270,342
Gladstone Land Corp.	78,673	1,025,109
Iron Mountain, Inc.	674,256	83,425,695
Lamar Advertising Co., Class A	201,625	26,614,500
National Storage Affiliates Trust	159,458	6,721,155
Outfront Media, Inc.	341,298	6,061,452
Public Storage	366,277	120,527,110
Safehold, Inc.	119,447	2,541,832
VICI Properties, Inc.	2,414,369	76,680,359

		805,387,333

Total Long-Term Investments — 99.7% (Cost: $2,716,210,853)		2,778,260,137

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	2,480,448	$2,482,184
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	8,016,470	8,016,470

Total Short-Term Securities — 0.4% (Cost: $10,497,918)		10,498,654

Total Investments — 100.1% (Cost: $2,726,708,771)		2,788,758,791

Liabilities in Excess of Other Assets — (0.1)%		(1,606,576)

Net Assets — 100.0%		$2,787,152,215

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,558,636	$—		$(74,960	)(a)	$(1,892)	$400	$2,482,184	2,480,448	$28,833	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,904,914	1,111,556	(a)	—		—	—	8,016,470	8,016,470	192,955		—

						$(1,892)	$400	$10,498,654		$221,788		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

4	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core U.S. REIT ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	226	12/20/24	$8,541	$(283,404)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$283,404	$—	$—	$—	$283,404

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,196,752	$—	$—	$—	$1,196,752

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$187,099	$—	$—	$—	$187,099

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$8,372,170

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core U.S. REIT ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Assets
Investments
Long-Term Investments
Common Stocks		$2,778,260,137		$—		$—		$2,778,260,137
Short-Term Securities
Money Market Funds		10,498,654		—		—		10,498,654

		$2,788,758,791		$—		$—		$2,788,758,791

Derivative Financial Instruments(a)
Liabilities
Equity Contracts		$(283,404)		$—		$—		$(283,404)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited)

October 31, 2024

iShares Core U.S. REIT ETF

ASSETS

Investments, at value — unaffiliated(a)(b)	$2,778,260,137

Investments, at value — affiliated(c)	10,498,654

Cash	6

Cash pledged:

Futures contracts	429,000

Receivables:

Securities lending income — affiliated	3,976

Capital shares sold	16,620

Dividends — unaffiliated	690,994

Dividends — affiliated	28,619

Total assets	2,789,928,006

LIABILITIES

Collateral on securities loaned	2,454,599

Payables:

Investment advisory fees	191,893

Variation margin on futures contracts	129,299

Total liabilities	2,775,791

Commitments and contingent liabilities

NET ASSETS	$2,787,152,215

NET ASSETS CONSIST OF:
Paid-in capital	$2,744,495,386

Accumulated earnings	42,656,829

NET ASSETS	$2,787,152,215

NET ASSET VALUE

Shares outstanding	$46,600,000

Net asset value	$59.81

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$2,716,210,853
(b) Securities loaned, at value	$2,318,196
(c) Investments, at cost — affiliated	$10,497,918

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	7

Statement of Operations (unaudited)

Six Months Ended October 31, 2024

iShares Core U.S. REIT ETF

INVESTMENT INCOME
Dividends — unaffiliated	$49,776,066
Dividends — affiliated	192,955
Interest — unaffiliated	1,952
Securities lending income — affiliated — net	28,833

Total investment income	49,999,806

EXPENSES
Investment advisory	1,043,791
Interest expense	7

Total expenses	1,043,798

Net investment income	48,956,008

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,932,215)
Investments — affiliated	(1,892)
Futures contracts	1,196,752
In-kind redemptions — unaffiliated(a)	18,721,113

$10,983,758

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	419,334,080
Investments — affiliated	400
Futures contracts	187,099

419,521,579

Net realized and unrealized gain	430,505,337

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$479,461,345

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

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Statements of Changes in Net Assets

	iShares Core U.S. REIT ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$48,956,008		$72,517,108
Net realized gain	10,983,758		24,029,229
Net change in unrealized appreciation (depreciation)	419,521,579		(59,524,903)

Net increase in net assets resulting from operations	479,461,345		37,021,434

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(39,111,678	)(b)	(68,921,006)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	108,921,568		378,443,147

NET ASSETS
Total increase in net assets	549,271,235		346,543,575
Beginning of period	2,237,880,980		1,891,337,405

End of period	$2,787,152,215		$2,237,880,980

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. REIT ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$50.06		$50.84	$61.83	$56.60	$42.45	$51.60

Net investment income(a)	1.07		1.77	1.71	1.24	1.17	1.62
Net realized and unrealized gain (loss)(b)	9.53		(0.85)	(10.95)	5.45	14.39	(8.95)

Net increase (decrease) from investment operations	10.60		0.92	(9.24)	6.69	15.56	(7.33)

Distributions(c)
From net investment income	(0.85	)(d)	(1.70)	(1.75)	(1.43)	(1.41)	(1.80)
From net realized gain	—		—	—	(0.03)	—	(0.02)

Total distributions	(0.85)		(1.70)	(1.75)	(1.46)	(1.41)	(1.82)

Net asset value, end of period	$59.81		$50.06	$50.84	$61.83	$56.60	$42.45

Total Return(e)
Based on net asset value	21.23	%(f)	1.82%	(14.84)%	11.82%	37.43%	(14.60)%

Ratios to Average Net Assets(g)
Total expenses	0.08	%(h)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.75	%(h)	3.47%	3.24%	2.00%	2.48%	3.12%

Supplemental Data
Net assets, end of period (000)	$2,787,152		$2,237,881	$1,891,337	$2,318,550	$1,986,692	$1,339,443

Portfolio turnover rate(i)	3%		5%	8%	9%	5%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Core U.S. REIT	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividend and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The

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Notes to Financial Statements (unaudited) (continued)

fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

	Securities	Cash	Non-Cash Collateral Received,		Net
Counterparty	Loaned at Value	Collateral Received (a)	at Fair Value	(a)	Amount

Barclays Bank PLC	$25,564	$(25,564)	$—		$—
Citigroup Global Markets, Inc.	990,719	(990,719)	—		—
Morgan Stanley	463,216	(463,216)	—		—
National Financial Services LLC	838,697	(838,697)	—		—

	$2,318,196	$(2,318,196)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fees

Core U.S. REIT	0.08%

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment

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Notes to Financial Statements (unaudited) (continued)

fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded fund (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the six months ended October 31, 2024, the Fund paid BTC $7,633 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2024, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core U.S. REIT	$6,763,952	$9,548,621	$ (949,068)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core U.S. REIT	$101,974,838	$ 83,943,129

For the six months ended October 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core U.S. REIT	$198,583,330	$ 91,718,705

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of April 30, 2024, the Fund had non-expiring capital loss carryforwards of $21,772,127 available to offset future realized capital gains.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core U.S. REIT	$2,749,105,759	$255,468,261	$(216,098,633)	$ 39,369,628

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.

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Notes to Financial Statements (unaudited) (continued)

Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/24		Year Ended 04/30/24

Share Class	Shares	Amount	Shares	Amount

Shares sold	3,550,000	$202,011,592	13,100,000	$659,303,907
Shares redeemed	(1,650,000)	(93,090,024)	(5,600,000)	(280,860,760)

	1,900,000	$108,921,568	7,500,000	$378,443,147

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	17

Board Review and Approval of Investment Advisory Contract

iShares Core U.S. REIT ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and

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Board Review and Approval of Investment Advisory Contract (continued)

its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	19

Glossary of Terms Used in this Report

Portfolio Abbreviation

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

• iShares Core Dividend ETF | DIVB | Cboe BZX Exchange

• iShares Core Dividend Growth ETF | DGRO | NYSE Arca

• iShares Core High Dividend ETF | HDV | NYSE Arca

• iShares Select Dividend ETF | DVY | NASDAQ

2

Schedule of Investments (unaudited) October 31, 2024	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Huntington Ingalls Industries, Inc.	700	$129,472
L3Harris Technologies, Inc.	3,645	902,028
Lockheed Martin Corp.	8,502	4,642,517
Northrop Grumman Corp.	3,462	1,762,228
RTX Corp.	48,279	5,841,276

		13,277,521

Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	4,516	465,329
Expeditors International of Washington, Inc.	7,144	850,136
FedEx Corp.	5,683	1,556,289
United Parcel Service, Inc., Class B	29,530	3,958,792

		6,830,546

Automobile Components — 0.1%
Autoliv, Inc.	3,068	284,956
LCI Industries	654	72,777
Lear Corp.	2,200	210,672

		568,405

Automobiles — 0.4%
Ford Motor Co.	156,495	1,610,334
Harley-Davidson, Inc.	6,204	198,218
Thor Industries, Inc.	926	96,378

		1,904,930

Banks — 9.4%
Associated Banc-Corp.	4,247	100,824
Bank of America Corp.	176,372	7,375,877
Bank OZK	4,166	182,263
BOK Financial Corp.	752	79,885
Cadence Bank	353	11,801
Cathay General Bancorp	1,460	67,131
Citigroup, Inc.	54,887	3,522,099
Citizens Financial Group, Inc.	22,927	965,685
Columbia Banking System, Inc.	7,647	218,016
Comerica, Inc.	3,745	238,594
Commerce Bancshares, Inc.	2,414	150,875
Cullen/Frost Bankers, Inc.	1,446	184,148
East West Bancorp, Inc.	3,145	306,606
Fifth Third Bancorp	16,714	730,068
First Financial Bankshares, Inc.	1,725	62,342
First Hawaiian, Inc.	3,452	85,402
First Horizon Corp.	20,226	350,517
FNB Corp.	8,163	118,364
Glacier Bancorp, Inc.	2,407	125,525
Hancock Whitney Corp.	1,452	75,620
Home BancShares, Inc.	5,169	141,062
Huntington Bancshares, Inc.	37,149	579,153
International Bancshares Corp.	959	58,748
JPMorgan Chase & Co.	60,899	13,514,706
KeyCorp	29,102	502,010
M&T Bank Corp.	6,316	1,229,599
Old National Bancorp	6,582	126,769
PNC Financial Services Group, Inc. (The)	12,386	2,331,912
Popular, Inc.	1,710	152,583
Prosperity Bancshares, Inc.	2,327	170,336
Regions Financial Corp.	29,570	705,836
SouthState Corp.	1,110	108,258
Synovus Financial Corp.	3,961	197,535
Truist Financial Corp.	39,130	1,684,546
U.S. Bancorp	34,466	1,665,052
United Bankshares, Inc.	3,067	115,565

Security	Shares	Value

Banks (continued)
United Community Banks, Inc.	1,284	$36,543
Valley National Bancorp	14,430	136,652
Webster Financial Corp.	5,528	286,350
Wells Fargo & Co.	184,222	11,959,692
Western Alliance Bancorp	1,030	85,706
Zions Bancorp N.A.	4,387	228,387

		50,968,642

Beverages — 1.8%
Coca-Cola Co. (The)	66,398	4,336,453
Keurig Dr. Pepper, Inc.	27,105	893,110
Molson Coors Beverage Co., Class B	6,015	327,637
PepsiCo, Inc.	26,276	4,363,918

		9,921,118

Biotechnology — 2.4%
AbbVie, Inc.	36,040	7,347,475
Amgen, Inc.	8,104	2,594,576
Gilead Sciences, Inc.	32,873	2,919,780

		12,861,831

Broadline Retail — 0.2%
eBay, Inc.	20,366	1,171,249
Macy’s, Inc.	7,993	122,612
Nordstrom, Inc.	2,869	64,868

		1,358,729

Building Products — 0.3%
A. O. Smith Corp.	3,548	266,455
Johnson Controls International PLC	13,980	1,056,189
Masco Corp.	4,181	334,104

		1,656,748

Capital Markets — 5.4%
Ameriprise Financial, Inc.	3,678	1,876,883
Ares Management Corp., Class A	1,934	324,293
Artisan Partners Asset Management, Inc., Class A	2,550	112,455
Bank of New York Mellon Corp. (The)	28,861	2,174,965
BlackRock, Inc.(a)	3,316	3,253,095
Blackstone, Inc., Class A, NVS	12,149	2,037,995
Blue Owl Capital, Inc., Class A	11,941	267,001
Carlyle Group, Inc. (The)	7,575	378,977
CME Group, Inc., Class A	8,357	1,883,333
Cohen & Steers, Inc.	497	49,089
Evercore, Inc., Class A	1,264	333,911
Federated Hermes, Inc., Class B	4,477	179,662
Franklin Resources, Inc.	14,105	292,961
Goldman Sachs Group, Inc. (The)	12,797	6,626,159
Invesco Ltd.	13,258	229,894
Janus Henderson Group PLC	4,578	189,117
Jefferies Financial Group, Inc.	3,362	215,101
Moelis & Co., Class A	1,345	89,308
Morgan Stanley	56,739	6,595,909
Northern Trust Corp.	6,625	665,945
Stifel Financial Corp.	3,198	331,377
T Rowe Price Group, Inc.	8,428	925,900
Victory Capital Holdings, Inc., Class A	1,620	97,086

		29,130,416

Chemicals — 1.1%
Air Products & Chemicals, Inc.	3,181	987,796
Ashland, Inc.	2,165	183,094
Avient Corp.	1,151	53,648
CF Industries Holdings, Inc.	9,833	808,568
Chemours Co. (The)	9,791	177,805
Dow, Inc.	30,832	1,522,484

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Eastman Chemical Co.	3,610	$379,375
FMC Corp.	3,496	227,205
International Flavors & Fragrances, Inc.	3,390	337,068
LyondellBasell Industries NV, Class A	9,145	794,243
NewMarket Corp.	159	83,470
PPG Industries, Inc.	3,740	465,667
Scotts Miracle-Gro Co. (The)	1,032	89,763
Sensient Technologies Corp.	531	40,080

		6,150,266

Commercial Services & Supplies — 0.0%
ABM Industries, Inc.	1,866	99,010

Communications Equipment — 5.5%
Cisco Systems, Inc.	518,636	28,405,694
Juniper Networks, Inc.	37,124	1,444,123

		29,849,817

Construction & Engineering — 0.0%
MDU Resources Group, Inc.	2,164	62,431

Construction Materials — 0.5%
CRH PLC	25,617	2,444,630

Consumer Finance — 0.6%
Ally Financial, Inc.	10,104	354,145
Capital One Financial Corp.	6,119	996,112
Discover Financial Services	9,554	1,418,100
OneMain Holdings, Inc.	7,259	360,555

		3,128,912

Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc., Class A	6,004	108,672
Dollar General Corp.	9,433	755,017
Kroger Co. (The)	8,935	498,305
Sysco Corp.	13,881	1,040,381
Target Corp.	8,492	1,274,140
Walgreens Boots Alliance, Inc.	62,912	595,148

		4,271,663

Containers & Packaging — 0.5%
Amcor PLC	52,910	588,888
Berry Global Group, Inc.	4,171	293,847
Greif, Inc., Class A, NVS	845	52,762
Greif, Inc., Class B	224	14,992
International Paper Co.	11,814	656,150
Packaging Corp. of America	2,069	473,677
Sealed Air Corp.	1,997	72,251
Smurfit WestRock PLC	13,237	681,705
Sonoco Products Co.	2,305	121,059

		2,955,331

Distributors — 0.1%
Genuine Parts Co.	3,198	366,810
LKQ Corp.	10,092	371,285

		738,095

Diversified Consumer Services — 0.1%
ADT, Inc.	7,657	55,131
H&R Block, Inc.	5,859	349,958
Service Corp. International	4,860	396,819

		801,908

Diversified REITs — 0.1%
WP Carey, Inc.	6,124	341,229

Diversified Telecommunication Services — 2.9%
AT&T Inc.	298,219	6,721,856
Cogent Communications Holdings, Inc.	1,924	154,440

Security	Shares	Value

Diversified Telecommunication Services (continued)
Iridium Communications, Inc.	8,269	$242,530
Verizon Communications, Inc.	201,155	8,474,660

		15,593,486

Electric Utilities — 1.9%
ALLETE, Inc.	1,298	82,955
Alliant Energy Corp.	3,403	204,180
American Electric Power Co., Inc.	6,208	613,040
Avangrid, Inc.	2,083	74,384
Duke Energy Corp.	15,431	1,778,731
Edison International	7,817	644,121
Entergy Corp.	2,010	311,108
Evergy, Inc.	5,613	339,250
Eversource Energy	6,783	446,661
Exelon Corp.	21,529	846,090
FirstEnergy Corp.	10,881	455,152
IDACORP, Inc.	939	97,168
MGE Energy, Inc.	458	41,444
NextEra Energy, Inc.	7,866	623,380
NRG Energy, Inc.	7,783	703,583
OGE Energy Corp.	5,022	200,830
Otter Tail Corp.	765	60,068
Pinnacle West Capital Corp.	2,565	225,233
PPL Corp.	13,009	423,573
Southern Co. (The)	13,830	1,258,945
TXNM Energy, Inc.	747	32,524
Xcel Energy, Inc.	8,057	538,288

		10,000,708

Electrical Equipment — 0.4%
Emerson Electric Co.	14,304	1,548,694
Rockwell Automation, Inc.	2,227	593,963

		2,142,657

Electronic Equipment, Instruments & Components — 1.9%
Avnet, Inc.	18,303	992,206
Corning, Inc.	62,084	2,954,578
TE Connectivity PLC	42,382	6,247,954
Vishay Intertechnology, Inc.	19,078	323,563

		10,518,301

Energy Equipment & Services — 0.4%
Archrock, Inc.	2,547	50,991
Baker Hughes Co., Class A	19,102	727,404
Helmerich & Payne, Inc.	4,357	146,395
Patterson-UTI Energy, Inc.	18,895	144,925
Schlumberger NV	24,005	961,880

		2,031,595

Entertainment — 0.0%
Warner Music Group Corp., Class A	2,674	85,461

Financial Services — 2.4%
Enact Holdings, Inc.	703	23,965
Equitable Holdings, Inc.	2,812	127,496
Essent Group Ltd.	1,615	96,916
Fidelity National Information Services, Inc.	117,779	10,568,310
Global Payments, Inc.	9,167	950,709
MGIC Investment Corp.	12,167	304,662
Radian Group, Inc.	6,358	221,958
TFS Financial Corp.	3,121	40,105
Voya Financial, Inc.	4,089	328,347
Walker & Dunlop, Inc.	702	76,778

		12,739,246

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Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.5%
Bunge Global SA	5,182	$435,392
Campbell Soup Co.	4,038	188,373
Conagra Brands, Inc.	12,931	374,223
Flowers Foods, Inc.	5,823	129,445
General Mills, Inc.	23,428	1,593,573
Hershey Co. (The)	3,362	597,024
Hormel Foods Corp.	5,946	181,650
Ingredion, Inc.	1,246	165,419
J M Smucker Co. (The)	3,951	448,478
Kellanova	4,160	335,504
Kraft Heinz Co. (The)	28,350	948,591
McCormick & Co., Inc., NVS	3,057	239,180
Mondelez International, Inc., Class A	29,151	1,996,260
Tyson Foods, Inc., Class A	6,877	402,923

		8,036,035

Gas Utilities — 0.1%
National Fuel Gas Co.	1,580	95,637
New Jersey Resources Corp.	1,378	63,237
ONE Gas, Inc.	449	32,000
UGI Corp.	7,694	183,964

		374,838

Ground Transportation — 1.2%
CSX Corp.	70,522	2,372,360
Norfolk Southern Corp.	5,234	1,310,751
Ryder System, Inc.	2,089	305,579
Union Pacific Corp.	11,378	2,640,492

		6,629,182

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	25,186	2,855,337
Baxter International, Inc.	8,489	303,057
DENTSPLY SIRONA, Inc.	9,169	212,446
Medtronic PLC	35,534	3,171,409

		6,542,249

Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	9,312	1,010,538
Cigna Group (The)	11,661	3,670,999
CVS Health Corp.	65,387	3,691,750
Labcorp Holdings, Inc.	2,961	675,908
Quest Diagnostics, Inc.	2,728	422,376

		9,471,571

Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.	18,909	324,857
Healthpeak Properties, Inc.	21,050	472,573
National Health Investors, Inc.	1,344	103,018
Omega Healthcare Investors, Inc.	4,907	208,400
Sabra Health Care REIT, Inc.	7,488	145,267
Ventas, Inc.	3,766	246,635

		1,500,750

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	5,347	78,975
Host Hotels & Resorts, Inc.	22,662	390,693
Ryman Hospitality Properties, Inc.	1,421	152,118

		621,786

Hotels, Restaurants & Leisure — 1.6%
Boyd Gaming Corp.	3,731	258,521
Choice Hotels International, Inc.	1,607	224,192
Darden Restaurants, Inc.	3,679	588,714
McDonald’s Corp.	15,198	4,439,488
Red Rock Resorts, Inc., Class A	890	45,799

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	20,512	$2,004,022
Wendy’s Co. (The)	8,521	162,836
Wyndham Hotels & Resorts, Inc.	3,980	351,514
Yum! Brands, Inc.	4,673	612,911

		8,687,997

Household Durables — 0.1%
KB Home	2,447	192,090
Newell Brands, Inc.	10,554	92,875

		284,965

Household Products — 2.0%
Clorox Co. (The)	2,057	326,137
Colgate-Palmolive Co.	15,583	1,460,283
Kimberly-Clark Corp.	7,443	998,702
Procter & Gamble Co. (The)	49,699	8,209,281
Reynolds Consumer Products, Inc.	928	25,010

		11,019,413

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	15,380	253,616
Clearway Energy, Inc., Class A	1,312	34,952
Clearway Energy, Inc., Class C	2,714	77,023

		365,591

Industrial Conglomerates — 0.9%
3M Co.	13,001	1,670,238
Honeywell International, Inc.	15,936	3,277,717

		4,947,955

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	4,469	114,764
First Industrial Realty Trust, Inc.	1,823	95,689
Innovative Industrial Properties, Inc.	879	113,558
LXP Industrial Trust	6,626	62,550
Prologis, Inc.	14,560	1,644,406
STAG Industrial, Inc.	3,447	128,504

		2,159,471

Insurance — 3.3%
Aflac, Inc.	18,996	1,990,591
Allstate Corp. (The)	5,280	984,826
American Financial Group, Inc.	1,332	171,735
American International Group, Inc.	41,821	3,173,378
Assurant, Inc.	1,073	205,694
Assured Guaranty Ltd.	3,047	254,303
Axis Capital Holdings Ltd.	1,489	116,529
Cincinnati Financial Corp.	3,002	422,772
CNO Financial Group, Inc.	3,720	127,968
Fidelity National Financial, Inc., Class A	5,724	344,413
First American Financial Corp.	2,999	192,386
Hanover Insurance Group, Inc. (The)	607	90,036
Hartford Financial Services Group, Inc. (The)	10,055	1,110,474
Kemper Corp.	816	50,812
Mercury General Corp.	470	31,786
MetLife, Inc.	31,079	2,437,215
Old Republic International Corp.	15,447	539,564
Principal Financial Group, Inc.	11,070	912,168
Prudential Financial, Inc.	15,230	1,865,370
Travelers Cos., Inc. (The)	5,692	1,399,890
Unum Group	5,356	343,748
Willis Towers Watson PLC	2,885	871,818

		17,637,476

IT Services — 7.9%
Accenture PLC, Class A	54,564	18,814,759

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cognizant Technology Solutions Corp., Class A	60,765	$4,532,461
International Business Machines Corp.	93,118	19,249,353

		42,596,573

Leisure Products — 0.1%
Acushnet Holdings Corp.	1,290	79,077
Brunswick Corp.	3,349	267,049
Hasbro, Inc.	3,094	203,059
Polaris, Inc.	3,060	213,925

		763,110

Machinery — 2.5%
Caterpillar, Inc.	15,678	5,898,063
CNH Industrial NV	51,986	583,803
Cummins, Inc.	1,844	606,639
Deere & Co.	9,758	3,948,965
Hillenbrand, Inc.	1,802	49,645
Illinois Tool Works, Inc.	7,372	1,925,050
Snap-on, Inc.	1,220	402,759
Stanley Black & Decker, Inc.	2,954	274,545

		13,689,469

Media — 0.3%
Interpublic Group of Cos., Inc. (The)	20,755	610,197
Omnicom Group, Inc.	8,542	862,742
Sirius XM Holdings, Inc.	4,171	111,199

		1,584,138

Metals & Mining — 0.7%
Arch Resources, Inc., Class A	1,044	153,217
Newmont Corp.	17,336	787,748
Nucor Corp.	10,515	1,491,448
Southern Copper Corp.	1,724	188,864
Steel Dynamics, Inc.	8,589	1,120,865

		3,742,142

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,834	17,074
Rithm Capital Corp.	22,257	235,702
Starwood Property Trust, Inc.	16,165	319,097

		571,873

Multi-Utilities — 0.9%
Ameren Corp.	2,380	207,322
Avista Corp.	567	21,251
Black Hills Corp.	615	36,402
CenterPoint Energy, Inc.	10,356	305,813
CMS Energy Corp.	2,867	199,572
Consolidated Edison, Inc.	8,946	909,629
Dominion Energy, Inc.	12,535	746,208
DTE Energy Co.	840	104,345
NiSource, Inc.	6,475	227,661
Public Service Enterprise Group, Inc.	8,035	718,409
Sempra	10,340	862,046
WEC Energy Group, Inc.	6,172	589,611

		4,928,269

Office REITs — 0.2%
BXP, Inc.	4,552	366,709
COPT Defense Properties	2,890	93,058
Cousins Properties, Inc.	3,596	110,146
Kilroy Realty Corp.	4,470	179,783
SL Green Realty Corp.	1,661	125,588

		875,284

Oil, Gas & Consumable Fuels — 8.4%
Antero Midstream Corp.	9,475	136,156

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
APA Corp.	18,842	$444,671
California Resources Corp.	1,930	100,302
Chevron Corp.	74,469	11,082,477
Chord Energy Corp.	2,986	373,549
Civitas Resources, Inc.	4,224	206,089
Comstock Resources, Inc.	1,413	16,334
ConocoPhillips	41,899	4,589,616
Coterra Energy, Inc.	25,171	602,090
CVR Energy, Inc.	1,432	22,769
Devon Energy Corp.	22,604	874,323
Diamondback Energy, Inc.	7,000	1,237,390
DT Midstream, Inc.	1,625	146,494
EOG Resources, Inc.	12,065	1,471,447
Expand Energy Corp.	3,510	297,367
Exxon Mobil Corp.	133,807	15,625,982
Kinder Morgan, Inc.	52,781	1,293,662
Magnolia Oil & Gas Corp., Class A	5,818	147,079
Marathon Oil Corp.	27,169	752,581
Murphy Oil Corp.	3,856	121,387
ONEOK, Inc.	10,852	1,051,342
Ovintiv, Inc.	11,107	435,394
PBF Energy, Inc., Class A	6,910	197,073
Peabody Energy Corp.	5,026	132,033
Permian Resources Corp., Class A	17,619	240,147
Phillips 66	18,605	2,266,461
Targa Resources Corp.	3,221	537,778
Williams Cos., Inc. (The)	22,110	1,157,901

		45,559,894

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,568	155,075

Passenger Airlines — 0.0%
Southwest Airlines Co.	8,414	257,300

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	5,127	353,455
Interparfums, Inc.	250	30,268

		383,723

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	102,959	5,742,024
Johnson & Johnson	49,995	7,992,201
Merck & Co., Inc.	42,035	4,301,021
Organon & Co.	8,036	150,916
Perrigo Co. PLC	3,353	85,937
Pfizer, Inc.	179,550	5,081,265
Royalty Pharma PLC, Class A	10,312	278,424
Viatris, Inc.	41,168	477,549

		24,109,337

Professional Services — 0.8%
Automatic Data Processing, Inc.	6,910	1,998,648
Concentrix Corp.	5,188	220,542
Dun & Bradstreet Holdings, Inc.	3,138	37,311
Genpact Ltd.	19,667	750,689
Insperity, Inc.	1,127	88,774
ManpowerGroup, Inc.	2,714	170,575
Paychex, Inc.	5,470	762,135
Robert Half, Inc.	4,490	305,814

		4,334,488

Residential REITs — 0.5%
American Homes 4 Rent, Class A	846	29,813
AvalonBay Communities, Inc.	1,709	378,732
Camden Property Trust	2,104	243,622

6	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
Equity LifeStyle Properties, Inc.	2,518	$176,562
Equity Residential	7,181	505,327
Essex Property Trust, Inc.	1,328	376,966
Independence Realty Trust, Inc.	3,817	74,890
Invitation Homes, Inc.	9,912	311,336
Mid-America Apartment Communities, Inc.	2,319	350,957
UDR, Inc.	2,979	125,684

		2,573,889

Retail REITs — 0.6%
Brixmor Property Group, Inc.	6,649	179,191
Federal Realty Investment Trust	1,211	134,227
Kimco Realty Corp.	15,320	363,390
Kite Realty Group Trust	4,737	121,599
Macerich Co. (The)	5,818	108,797
NNN REIT, Inc.	3,303	143,482
Phillips Edison & Co., Inc.	2,304	87,114
Regency Centers Corp.	4,236	302,620
Simon Property Group, Inc.	9,223	1,559,794
SITE Centers Corp.	1,326	21,150
Tanger, Inc.	2,100	69,783

		3,091,147

Semiconductors & Semiconductor Equipment — 4.4%
Kulicke & Soffa Industries, Inc.	11,740	526,656
Microchip Technology, Inc.	67,891	4,981,163
Skyworks Solutions, Inc.	18,870	1,652,635
Texas Instruments, Inc.	81,437	16,544,741

		23,705,195

Software — 0.6%
Dolby Laboratories, Inc., Class A	2,560	186,624
Gen Digital, Inc.	102,891	2,995,157

		3,181,781

Specialized REITs — 1.2%
American Tower Corp.	7,268	1,552,009
Crown Castle, Inc.	12,859	1,382,214
CubeSmart	4,787	229,010
EPR Properties	3,087	140,057
Extra Space Storage, Inc.	3,721	607,639
Gaming & Leisure Properties, Inc.	3,000	150,570
Iron Mountain, Inc.	3,770	466,462
Lamar Advertising Co., Class A	2,041	269,412
PotlatchDeltic Corp.	2,543	105,712
Public Storage	2,963	975,005
Rayonier, Inc.	2,665	83,228
VICI Properties, Inc.	8,464	268,817
Weyerhaeuser Co.	15,237	474,785

		6,704,920

Specialty Retail — 2.9%
Advance Auto Parts, Inc.	2,144	76,519
American Eagle Outfitters, Inc.	5,623	110,154
Best Buy Co., Inc.	6,795	614,472
Dick’s Sporting Goods, Inc.	2,045	400,309
Gap, Inc. (The)	4,558	94,670

Security	Shares	Value

Specialty Retail (continued)
Home Depot, Inc. (The)	21,405	$8,428,219
Lowe’s Cos., Inc.	21,747	5,694,017
Penske Automotive Group, Inc.	909	136,868

		15,555,228

Technology Hardware, Storage & Peripherals — 3.1%
Hewlett Packard Enterprise Co.	192,512	3,752,059
HP, Inc.	188,182	6,684,224
NetApp, Inc.	34,080	3,929,765
Seagate Technology Holdings PLC	22,170	2,225,203

		16,591,251

Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	1,269	108,665
NIKE, Inc., Class B	47,266	3,645,627
Ralph Lauren Corp., Class A	1,811	358,451
Steven Madden Ltd.	2,593	116,607
Tapestry, Inc.	9,125	432,981
VF Corp.	6,124	126,828

		4,789,159

Tobacco — 0.9%
Philip Morris International, Inc.	36,230	4,807,721

Trading Companies & Distributors — 0.2%
Fastenal Co.	7,961	622,391
Herc Holdings, Inc.	799	167,103
MSC Industrial Direct Co., Inc., Class A	2,710	214,280
Rush Enterprises, Inc., Class A	1,759	99,524
Rush Enterprises, Inc., Class B	249	12,091
Watsco, Inc.	305	144,268

		1,259,657

Water Utilities — 0.1%
American States Water Co.	469	38,674
American Water Works Co., Inc.	2,214	305,775
Essential Utilities, Inc.	1,916	73,958

		418,407

Total Long-Term Investments — 99.5% (Cost: $481,090,871)		536,941,941

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(b)	1,747,481	1,747,481

Total Short-Term Securities — 0.3% (Cost: $1,747,481)		1,747,481

Total Investments — 99.8% (Cost: $482,838,352)		538,689,422

Other Assets Less Liabilities — 0.2%		810,469

Net Assets — 100.0%		$539,499,891

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(61	)(b)	$61	$—	$—	—	$18,926	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	806,429	941,052	(b)	—		—	—	1,747,481	1,747,481	34,555		—
BlackRock, Inc.	1,646,624	1,243,783		(306,552)		8,394	660,846	3,253,095	3,316	28,535		—

						$8,455	$660,846	$5,000,576		$82,016		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	86	12/20/24	$2,468	$(23,488)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$23,488	$—	$—	$—	$23,488

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$156,913	$—	$—	$—	$156,913

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$13,089	$—	$—	$—	$13,089

8	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,886,843

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Assets
Investments
Long-Term Investments
Common Stocks		$536,941,941		$—		$—		$536,941,941
Short-Term Securities
Money Market Funds		1,747,481		—		—		1,747,481

		$538,689,422		$—		$—		$538,689,422

Derivative Financial Instruments(a)
Liabilities
Equity Contracts		$(23,488)		$—		$—		$(23,488)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) October 31, 2024	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
BWX Technologies, Inc.	65,021	$7,916,307
Curtiss-Wright Corp.	8,281	2,856,614
General Dynamics Corp.	326,251	95,138,054
HEICO Corp.	3,786	927,381
HEICO Corp., Class A	5,943	1,141,115
Huntington Ingalls Industries, Inc.	56,176	10,390,313
L3Harris Technologies, Inc.	268,680	66,490,240
Lockheed Martin Corp.	327,370	178,760,388
Northrop Grumman Corp.	162,152	82,538,611
RTX Corp.	1,953,610	236,367,274

		682,526,297

Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	198,318	20,434,687
Expeditors International of Washington, Inc.	116,569	13,871,711
United Parcel Service, Inc., Class B	2,578,655	345,694,489

		380,000,887

Automobile Components — 0.1%
Gentex Corp.	267,884	8,119,564
LCI Industries	67,285	7,487,475

		15,607,039

Automobiles — 0.0%
Thor Industries, Inc.	69,348	7,217,740

Banks — 7.4%
BancFirst Corp.	25,849	2,810,045
Bank of America Corp.	11,565,140	483,654,155
Bank OZK	303,548	13,280,225
BOK Financial Corp.	34,780	3,694,679
Cadence Bank	145,900	4,877,437
Cathay General Bancorp	153,149	7,041,791
Citigroup, Inc.	5,178,519	332,305,564
Comerica, Inc.	463,066	29,501,935
Commerce Bancshares, Inc.	161,271	10,079,438
Cullen/Frost Bankers, Inc.	151,312	19,269,583
East West Bancorp, Inc.	273,214	26,635,633
First Bancorp	335,696	6,472,219
First Financial Bankshares, Inc.	201,544	7,283,800
Glacier Bancorp, Inc.	247,179	12,890,385
Home BancShares, Inc.	407,640	11,124,496
JPMorgan Chase & Co.	4,040,361	896,636,913
M&T Bank Corp.	377,821	73,554,192
PNC Financial Services Group, Inc. (The)	1,000,896	188,438,690
Popular, Inc.	127,431	11,370,668
Prosperity Bancshares, Inc.	206,763	15,135,052
ServisFirst Bancshares, Inc.	60,159	5,001,619
SouthState Corp.	124,719	12,163,844
UMB Financial Corp.	49,751	5,459,177
United Community Banks, Inc.	238,669	6,792,520
Western Alliance Bancorp	143,714	11,958,442
Wintrust Financial Corp.	81,346	9,427,188
Zions Bancorp N.A.	374,408	19,491,680

		2,226,351,370

Beverages — 3.5%
Brown-Forman Corp., Class A	65,272	2,844,554
Brown-Forman Corp., Class B, NVS	400,140	17,618,164
Coca-Cola Co. (The)	7,430,513	485,286,804
Constellation Brands, Inc., Class A	182,979	42,513,341
PepsiCo, Inc.	2,953,729	490,555,312

		1,038,818,175

Security	Shares	Value

Biotechnology — 4.7%
AbbVie, Inc.	3,919,531	$799,074,785
Amgen, Inc.	1,017,035	325,613,926
Gilead Sciences, Inc.	3,303,714	293,435,877

		1,418,124,588

Broadline Retail — 0.1%
Dillard’s, Inc., Class A	880	326,938
eBay, Inc.	626,490	36,029,440

		36,356,378

Building Products — 0.5%
A. O. Smith Corp.	137,944	10,359,594
AAON, Inc.	20,269	2,315,125
Advanced Drainage Systems, Inc.	22,102	3,312,648
Allegion PLC	85,990	12,006,784
Armstrong World Industries, Inc.	28,555	3,984,850
Carlisle Cos., Inc.	32,381	13,672,230
CSW Industrials, Inc.	3,152	1,112,971
Fortune Brands Innovations, Inc.	106,545	8,878,395
Lennox International, Inc.	17,966	10,825,773
Masco Corp.	229,050	18,303,385
Owens Corning	90,869	16,064,730
Simpson Manufacturing Co., Inc.	18,478	3,322,160
Trane Technologies PLC	148,706	55,045,013
UFP Industries, Inc.	50,200	6,141,468

		165,345,126

Capital Markets — 5.7%
Ameriprise Financial, Inc.	93,774	47,852,872
Ares Management Corp., Class A	338,608	56,777,789
Bank of New York Mellon Corp. (The)	1,414,260	106,578,634
BlackRock, Inc.(a)	240,579	236,015,216
CME Group, Inc., Class A	527,527	118,883,485
Evercore, Inc., Class A	35,099	9,272,103
FactSet Research Systems, Inc.	25,291	11,483,631
Goldman Sachs Group, Inc. (The)	573,859	297,138,452
Hamilton Lane, Inc., Class A	36,400	6,538,896
Houlihan Lokey, Inc., Class A	54,934	9,490,947
Intercontinental Exchange, Inc.	447,476	69,748,084
Jefferies Financial Group, Inc.	280,810	17,966,224
MarketAxess Holdings, Inc.	30,659	8,873,328
Moody’s Corp.	78,207	35,509,106
Morgan Stanley	3,321,002	386,066,482
Morningstar, Inc.	9,845	3,229,652
MSCI, Inc., Class A	63,016	35,994,739
Nasdaq, Inc.	360,967	26,682,681
Northern Trust Corp.	488,817	49,135,885
Raymond James Financial, Inc.	205,172	30,410,594
S&P Global, Inc.	153,597	73,781,855
SEI Investments Co.	108,824	8,135,682
State Street Corp.	698,887	64,856,714
Stifel Financial Corp.	144,432	14,966,044

		1,725,389,095

Chemicals — 2.1%
Air Products & Chemicals, Inc.	394,851	122,613,081
Albemarle Corp.	146,901	13,915,932
Ashland, Inc.	62,897	5,319,199
Avient Corp.	143,676	6,696,738
Balchem Corp.	11,652	1,949,729
Cabot Corp.	66,985	7,222,993
Celanese Corp., Class A	176,896	22,283,589
Corteva, Inc.	568,301	34,620,897
Eastman Chemical Co.	271,180	28,498,306
Ecolab, Inc.	161,554	39,698,664

10	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
FMC Corp.	326,512	$21,220,015
HB Fuller Co.	41,083	3,006,454
Innospec, Inc.	24,782	2,671,004
Linde PLC	398,924	181,969,183
Mosaic Co. (The)	757,815	20,279,129
PPG Industries, Inc.	355,496	44,262,807
Quaker Chemical Corp.	11,037	1,672,989
RPM International, Inc.	139,645	17,750,276
Sherwin-Williams Co. (The)	125,290	44,950,293
Westlake Corp.	36,757	4,849,719

		625,450,997

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	80,969	4,296,215
Brady Corp., Class A, NVS	39,561	2,814,369
Cintas Corp.	183,870	37,842,285
MSA Safety, Inc.	30,927	5,132,336
Republic Services, Inc.	149,830	29,666,340
Tetra Tech, Inc.	92,252	4,509,278
Waste Management, Inc.	369,165	79,684,265

		163,945,088

Communications Equipment — 1.8%
Cisco Systems, Inc.	9,150,606	501,178,691
Motorola Solutions, Inc.	103,829	46,655,561

		547,834,252

Construction & Engineering — 0.1%
Comfort Systems U.S.A., Inc.	8,910	3,484,166
MDU Resources Group, Inc.	259,182	7,477,401
Quanta Services, Inc.	15,271	4,606,192

		15,567,759

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	25,203	14,928,745
Vulcan Materials Co.	73,407	20,108,380

		35,037,125

Consumer Finance — 0.7%
American Express Co.	434,011	117,217,691
Discover Financial Services	379,781	56,370,894
FirstCash Holdings, Inc.	36,800	3,807,696
Nelnet, Inc., Class A	9,719	1,095,331
Synchrony Financial	608,714	33,564,490

		212,056,102

Consumer Staples Distribution & Retail — 2.4%
Casey’s General Stores, Inc.	13,954	5,498,155
Costco Wholesale Corp.	159,351	139,301,457
Dollar General Corp.	446,697	35,753,628
Kroger Co. (The)	1,172,874	65,411,183
Sysco Corp.	930,340	69,728,983
Target Corp.	977,438	146,654,798
Walmart, Inc.	3,180,181	260,615,833

		722,964,037

Containers & Packaging — 0.2%
AptarGroup, Inc.	54,794	9,200,461
Avery Dennison Corp.	90,447	18,725,242
Silgan Holdings, Inc.	88,450	4,576,403
Sonoco Products Co.	264,064	13,868,641

		46,370,747

Distributors — 0.2%
Genuine Parts Co.	288,559	33,097,717
Pool Corp.	36,639	13,250,128

		46,347,845

Security	Shares	Value

Diversified Consumer Services — 0.1%
H&R Block, Inc.	198,248	$11,841,353
Service Corp. International	153,035	12,495,308

		24,336,661

Electric Utilities — 4.3%
Alliant Energy Corp.	576,603	34,596,180
American Electric Power Co., Inc.	1,266,800	125,096,500
Duke Energy Corp.	1,931,749	222,672,707
Edison International	988,180	81,426,032
Entergy Corp.	542,335	83,942,611
Eversource Energy	1,028,953	67,756,555
IDACORP, Inc.	113,795	11,775,507
MGE Energy, Inc.	53,602	4,850,445
NextEra Energy, Inc.	3,526,209	279,452,063
Otter Tail Corp.	71,640	5,625,173
Pinnacle West Capital Corp.	314,079	27,579,277
Portland General Electric Co.	299,380	14,190,612
Southern Co. (The)	2,465,400	224,425,362
TXNM Energy, Inc.	246,463	10,730,999
Xcel Energy, Inc.	1,316,542	87,958,171

		1,282,078,194

Electrical Equipment — 1.0%
AMETEK, Inc.	109,280	20,035,395
Eaton Corp. PLC	352,185	116,777,502
Emerson Electric Co.	835,004	90,405,883
Hubbell, Inc.	46,492	19,853,479
nVent Electric PLC	137,473	10,251,362
Regal Rexnord Corp.	43,595	7,260,311
Rockwell Automation, Inc.	155,277	41,413,929

		305,997,861

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	589,533	39,510,502
Avnet, Inc.	156,438	8,480,504
Badger Meter, Inc.	14,320	2,864,716
CDW Corp.	107,666	20,265,971
Cognex Corp.	90,017	3,621,384
Corning, Inc.	1,444,276	68,733,095
Littelfuse, Inc.	19,780	4,838,782
TD SYNNEX Corp.	49,921	5,758,387
TE Connectivity PLC	383,429	56,525,103

		210,598,444

Energy Equipment & Services — 0.0%
Cactus, Inc., Class A	46,439	2,753,368

Financial Services — 1.8%
Equitable Holdings, Inc.	415,897	18,856,770
Essent Group Ltd.	139,956	8,398,760
Fidelity National Information Services, Inc.	677,002	60,747,389
Jack Henry & Associates, Inc.	66,279	12,058,139
Mastercard, Inc., Class A	308,792	154,269,395
MGIC Investment Corp.	403,922	10,114,207
Visa, Inc., Class A	852,553	247,112,487
Voya Financial, Inc.	168,817	13,556,005
Walker & Dunlop, Inc.	59,362	6,492,422

		531,605,574

Food Products — 1.4%
Archer-Daniels-Midland Co.	1,122,927	61,996,800
Flowers Foods, Inc.	588,561	13,083,711
Hershey Co. (The)	283,012	50,257,271
Hormel Foods Corp.	731,089	22,334,769
Ingredion, Inc.	105,698	14,032,467
J & J Snack Foods Corp.	20,175	3,311,121

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
J M Smucker Co. (The)	272,493	$30,930,680
Kellanova	513,525	41,415,791
Lamb Weston Holdings, Inc.	233,034	18,104,411
Lancaster Colony Corp.	29,319	5,089,778
McCormick & Co., Inc., NVS	357,852	27,998,341
Mondelez International, Inc., Class A	2,136,993	146,341,281

		434,896,421

Gas Utilities — 0.3%
Atmos Energy Corp.	251,839	34,950,216
National Fuel Gas Co.	217,016	13,135,979
New Jersey Resources Corp.	258,248	11,851,001
ONE Gas, Inc.	136,196	9,706,689
Spire, Inc.	185,793	11,864,741

		81,508,626

Ground Transportation — 1.3%
CSX Corp.	1,960,118	65,938,370
JB Hunt Transport Services, Inc.	58,809	10,622,082
Landstar System, Inc.	20,163	3,544,051
Norfolk Southern Corp.	334,729	83,826,183
Old Dominion Freight Line, Inc.	74,894	15,077,660
Ryder System, Inc.	74,586	10,910,440
Union Pacific Corp.	918,918	213,253,300

		403,172,086

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	2,280,033	258,487,341
Baxter International, Inc.	1,041,357	37,176,445
Becton Dickinson & Co.	329,529	76,974,679
DENTSPLY SIRONA, Inc.	375,052	8,689,955
Medtronic PLC	2,769,341	247,163,684
ResMed, Inc.	85,681	20,775,072
STERIS PLC	60,143	13,342,725
Stryker Corp.	218,597	77,881,739

		740,491,640

Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	303,924	32,981,833
Cencora, Inc.	103,173	23,531,698
Chemed Corp.	3,697	1,997,267
Elevance Health, Inc.	193,595	78,553,107
Ensign Group, Inc. (The)	6,262	970,548
HCA Healthcare, Inc.	88,111	31,608,940
Humana, Inc.	90,806	23,412,511
McKesson Corp.	50,626	25,342,869
Quest Diagnostics, Inc.	151,640	23,478,421
UnitedHealth Group, Inc.	912,504	515,108,508

		756,985,702

Hotels, Restaurants & Leisure — 2.0%
Churchill Downs, Inc.	16,466	2,306,887
Domino’s Pizza, Inc.	35,976	14,884,350
McDonald’s Corp.	1,157,968	338,254,033
Starbucks Corp.	1,837,073	179,482,032
Texas Roadhouse, Inc.	69,930	13,365,022
Wingstop, Inc.	5,692	1,637,531
Yum! Brands, Inc.	389,869	51,135,218

		601,065,073

Household Durables — 0.2%
DR Horton, Inc.	135,059	22,824,971
Garmin Ltd.	175,444	34,799,317
PulteGroup, Inc.	89,443	11,585,552
Worthington Enterprises, Inc.	33,065	1,266,390

		70,476,230

Security	Shares	Value

Household Products — 2.9%
Church & Dwight Co., Inc.	189,597	$18,942,636
Colgate-Palmolive Co.	1,073,603	100,607,337
Kimberly-Clark Corp.	801,241	107,510,517
Procter & Gamble Co. (The)	3,806,715	628,793,184
WD-40 Co.	14,155	3,709,601

		859,563,275

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	1,905,275	31,417,985
Vistra Corp.	246,195	30,764,527

		62,182,512

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	960,640	197,584,435

Insurance — 3.2%
Aflac, Inc.	656,161	68,759,111
Allstate Corp. (The)	364,175	67,925,921
American Financial Group, Inc.	110,331	14,224,976
Aon PLC, Class A	118,740	43,562,144
Arthur J. Gallagher & Co.	123,860	34,829,432
Assurant, Inc.	55,002	10,543,883
Assured Guaranty Ltd.	60,395	5,040,567
Axis Capital Holdings Ltd.	130,799	10,236,330
Brown & Brown, Inc.	87,811	9,188,543
Chubb Ltd.	335,304	94,703,262
Cincinnati Financial Corp.	262,206	36,926,471
CNO Financial Group, Inc.	160,418	5,518,379
Erie Indemnity Co., Class A, NVS	17,921	8,043,662
Everest Group Ltd.	64,410	22,904,840
Fidelity National Financial, Inc., Class A	587,764	35,365,760
First American Financial Corp.	235,974	15,137,732
Globe Life, Inc.	61,126	6,454,906
Hanover Insurance Group, Inc. (The)	58,357	8,656,094
Hartford Financial Services Group, Inc. (The)	339,624	37,508,074
Kinsale Capital Group, Inc.	2,205	943,982
Marsh & McLennan Cos., Inc.	489,208	106,764,754
MetLife, Inc.	1,213,541	95,165,885
Old Republic International Corp.	546,775	19,098,851
Primerica, Inc.	34,674	9,598,110
Principal Financial Group, Inc.	586,304	48,311,450
Reinsurance Group of America, Inc.	77,826	16,427,512
RenaissanceRe Holdings Ltd.	21,914	5,750,234
RLI Corp.	22,237	3,468,305
Selective Insurance Group, Inc.	67,759	6,153,872
Travelers Cos., Inc. (The)	288,915	71,055,755
Unum Group	340,275	21,838,849
W. R. Berkley Corp.	120,231	6,873,606
Willis Towers Watson PLC	88,152	26,638,653

		973,619,905

IT Services — 2.1%
Accenture PLC, Class A	643,508	221,894,428
International Business Machines Corp.	2,037,037	421,096,289

		642,990,717

Leisure Products — 0.1%
Acushnet Holdings Corp.	28,931	1,773,470
Brunswick Corp.	104,384	8,323,580
Polaris, Inc.	126,451	8,840,190

		18,937,240

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	139,107	18,127,033
Danaher Corp.	177,732	43,661,643

12	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	66,977	$36,590,875
West Pharmaceutical Services, Inc.	13,487	4,153,052

		102,532,603

Machinery — 2.7%
AGCO Corp.	57,085	5,699,366
Albany International Corp., Class A	25,027	1,699,834
Caterpillar, Inc.	573,698	215,825,188
Cummins, Inc.	234,581	77,172,457
Donaldson Co., Inc.	129,871	9,501,362
Dover Corp.	108,098	20,466,194
Franklin Electric Co., Inc.	29,367	2,810,716
Graco, Inc.	146,474	11,930,307
Hillenbrand, Inc.	164,962	4,544,703
IDEX Corp.	73,983	15,879,711
Illinois Tool Works, Inc.	470,118	122,761,913
Ingersoll Rand, Inc.	25,093	2,408,928
ITT, Inc.	55,550	7,783,666
Kadant, Inc.	3,510	1,169,041
Lincoln Electric Holdings, Inc.	64,565	12,432,636
Nordson Corp.	45,060	11,169,923
Oshkosh Corp.	85,672	8,759,105
Otis Worldwide Corp.	474,368	46,582,938
PACCAR, Inc.	455,381	47,487,131
Parker-Hannifin Corp.	99,598	63,152,104
Pentair PLC	120,241	11,918,288
Snap-on, Inc.	99,205	32,750,547
Stanley Black & Decker, Inc.	352,666	32,776,778
Terex Corp.	63,432	3,280,069
Timken Co. (The)	81,056	6,727,648
Toro Co. (The)	127,195	10,236,654
Watts Water Technologies, Inc., Class A	17,564	3,347,523
Xylem, Inc.	186,943	22,765,918

		813,040,648

Marine Transportation — 0.0%
Matson, Inc.	27,023	4,185,592

Media — 1.6%
Comcast Corp., Class A	8,628,806	376,819,958
Interpublic Group of Cos., Inc. (The)	1,126,812	33,128,273
New York Times Co. (The), Class A	109,005	6,086,839
Nexstar Media Group, Inc., Class A	90,635	15,944,509
Omnicom Group, Inc.	387,279	39,115,179
Sirius XM Holdings, Inc.	168,554	4,493,650

		475,588,408

Metals & Mining — 0.3%
Nucor Corp.	260,670	36,973,433
Reliance, Inc.	62,875	18,003,627
Royal Gold, Inc.	53,894	7,871,758
Steel Dynamics, Inc.	175,712	22,930,416

		85,779,234

Multi-Utilities — 1.8%
Ameren Corp.	592,462	51,609,365
CMS Energy Corp.	616,888	42,941,574
Consolidated Edison, Inc.	770,293	78,323,392
DTE Energy Co.	472,056	58,638,796
NiSource, Inc.	988,261	34,747,257
Public Service Enterprise Group, Inc.	1,013,746	90,639,030
Sempra	1,337,170	111,479,863
WEC Energy Group, Inc.	768,937	73,456,551

		541,835,828

Security	Shares	Value

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	5,579,449	$830,333,600
ConocoPhillips	2,465,215	270,039,651
EOG Resources, Inc.	1,233,838	150,478,883
Exxon Mobil Corp.	7,794,029	910,186,707
Ovintiv, Inc.	576,352	22,592,998
Phillips 66	1,071,248	130,499,431
Texas Pacific Land Corp.	7,981	9,305,846

		2,323,437,116

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	49,690	4,914,341

Personal Care Products — 0.0%
Interparfums, Inc.	33,419	4,046,038

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	7,002,655	390,538,069
Eli Lilly & Co.	332,816	276,150,748
Johnson & Johnson	5,047,617	806,912,054
Merck & Co., Inc.	4,740,720	485,070,470
Perrigo Co. PLC	391,409	10,031,813
Zoetis, Inc., Class A	288,684	51,610,925

		2,020,314,079

Professional Services — 1.0%
Amentum Holdings, Inc.(b)	72,024	2,141,994
Automatic Data Processing, Inc.	573,297	165,820,424
Booz Allen Hamilton Holding Corp., Class A	120,707	21,927,634
Broadridge Financial Solutions, Inc.	123,473	26,035,517
Exponent, Inc.	39,808	3,757,079
Genpact Ltd.	170,939	6,524,742
Insperity, Inc.	70,089	5,520,910
Jacobs Solutions, Inc.	72,024	10,125,134
ManpowerGroup, Inc.	148,923	9,359,810
Robert Half, Inc.	249,676	17,005,432
SS&C Technologies Holdings, Inc.	198,706	13,895,511
Verisk Analytics, Inc.	57,086	15,682,666

		297,796,853

Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	565,495	126,167,589
Applied Materials, Inc.	496,431	90,141,941
Broadcom, Inc.	4,221,682	716,714,953
KLA Corp.	72,835	48,524,862
Lam Research Corp.	945,405	70,290,862
Microchip Technology, Inc.	868,874	63,749,285
Monolithic Power Systems, Inc.	18,063	13,715,236
NXP Semiconductors NV	312,451	73,269,759
Power Integrations, Inc.	53,730	3,246,904
QUALCOMM, Inc.	1,587,271	258,360,101
Skyworks Solutions, Inc.	307,515	26,932,164
Universal Display Corp.	25,971	4,683,091

		1,495,796,747

Software — 3.8%
Dolby Laboratories, Inc., Class A	71,204	5,190,771
Intuit, Inc.	109,270	66,687,481
Microsoft Corp.	2,081,954	846,002,008
Oracle Corp.	1,133,682	190,277,187
Roper Technologies, Inc.	40,637	21,851,734

		1,130,009,181

Specialty Retail — 3.2%
Dick’s Sporting Goods, Inc.	85,608	16,757,766
Group 1 Automotive, Inc.	6,149	2,240,203
Home Depot, Inc. (The)	1,677,368	660,463,650

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Lithia Motors, Inc., Class A	15,476	$5,143,758
Lowe’s Cos., Inc.	738,300	193,309,089
Penske Automotive Group, Inc.	40,019	6,025,661
Ross Stores, Inc.	223,729	31,259,416
Tractor Supply Co.	120,425	31,974,042
Williams-Sonoma, Inc.	144,306	19,355,764

		966,529,349

Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc.	3,786,882	855,494,513
HP, Inc.	2,272,610	80,723,107
NetApp, Inc.	259,853	29,963,649

		966,181,269

Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.	119,559	6,539,877
Columbia Sportswear Co.	35,258	2,837,211
Kontoor Brands, Inc.	109,005	9,334,098
NIKE, Inc., Class B	1,558,660	120,219,446
Steven Madden Ltd.	93,844	4,220,165

		143,150,797

Trading Companies & Distributors — 0.7%
Air Lease Corp., Class A	145,091	6,434,786
Applied Industrial Technologies, Inc.	21,621	5,007,207
Boise Cascade Co.	17,990	2,393,210
Fastenal Co.	895,293	69,994,007
Ferguson Enterprises, Inc.	237,026	46,632,495
GATX Corp.	42,676	5,879,046
McGrath RentCorp	31,342	3,563,585
MSC Industrial Direct Co., Inc., Class A	131,636	10,408,459
Rush Enterprises, Inc., Class A	63,899	3,615,405

Security	Shares	Value

Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class B	10,183	$494,486
Watsco, Inc.	56,919	26,923,256
WW Grainger, Inc.	25,742	28,553,799

		209,899,741

Water Utilities — 0.2%
American States Water Co.	58,371	4,813,273
American Water Works Co., Inc.	281,849	38,926,165
California Water Service Group	88,823	4,615,243
Essential Utilities, Inc.	584,502	22,561,777

		70,916,458

Total Long-Term Investments — 99.7% (Cost: $23,037,243,569)		29,968,108,893

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	51,216,593	51,216,593

Total Short-Term Securities — 0.2% (Cost: $51,216,593)		51,216,593

Total Investments — 99.9% (Cost: $23,088,460,162)		30,019,325,486
Other Assets Less Liabilities — 0.1%		32,735,803

Net Assets — 100.0%		$30,052,061,289

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$ (2,301	)(b)	$2,301	$—	$—	—	$919,727	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	72,964,605	—	(21,748,012	)(b)	—	—	51,216,593	51,216,593	1,803,827		—
BlackRock, Inc.	165,862,326	43,715,966	(29,676,967)		6,644,392	49,469,499	236,015,216	240,579	2,443,104		—

					$6,646,693	$49,469,499	$287,231,809		$5,166,658		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend Growth ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	281	12/20/24	$80,626	$572,457

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$572,457	$—	$—	$—	$572,457

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,594,618	$—	$—	$—	$5,594,618

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,776,371	$—	$—	$—	$2,776,371

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$92,975,013

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core Dividend Growth ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$29,968,108,893	$—	$—	$29,968,108,893
Short-Term Securities
Money Market Funds	51,216,593	—	—	51,216,593

	$30,019,325,486	$—	$—	$30,019,325,486

Derivative Financial Instruments(a)
Assets
Equity Contracts	$572,457	$—	$—	$572,457

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) October 31, 2024	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Lockheed Martin Corp.	286,755	$156,582,568

Banks — 1.5%
PNC Financial Services Group, Inc. (The)	876,675	165,051,602

Beverages — 7.7%
Coca-Cola Co. (The)	6,508,386	425,062,690
PepsiCo, Inc.	2,587,201	429,682,342

		854,745,032

Biotechnology — 6.3%
AbbVie, Inc.	3,433,117	699,909,563

Capital Markets — 2.6%
Artisan Partners Asset Management, Inc., Class A	299,278	13,198,160
Blackstone, Inc., Class A, NVS	1,007,172	168,953,103
Cohen & Steers, Inc.	48,289	4,769,505
Janus Henderson Group PLC	351,208	14,508,403
Moelis & Co., Class A	161,036	10,692,790
T Rowe Price Group, Inc.	648,861	71,283,869
Victory Capital Holdings, Inc., Class A	81,157	4,863,739

		288,269,569

Chemicals — 2.0%
Dow, Inc.	2,357,102	116,393,697
Eastman Chemical Co.	238,044	25,016,044
LyondellBasell Industries NV, Class A	898,805	78,061,214

		219,470,955

Communications Equipment — 3.9%
Cisco Systems, Inc.	8,014,998	438,981,440

Consumer Staples Distribution & Retail — 0.5%
Sysco Corp.	811,535	60,824,548

Containers & Packaging — 0.4%
Amcor PLC	4,039,826	44,963,263

Distributors — 0.3%
Genuine Parts Co.	256,194	29,385,452

Diversified Telecommunication Services — 4.6%
AT&T Inc.	22,581,017	508,976,123

Electric Utilities — 7.0%
ALLETE, Inc.	154,644	9,883,298
Alliant Energy Corp.	512,136	30,728,160
American Electric Power Co., Inc.	1,107,802	109,395,448
Duke Energy Corp.	1,692,009	195,037,877
Edison International	867,004	71,441,130
Evergy, Inc.	598,584	36,178,417
FirstEnergy Corp.	1,191,242	49,829,653
IDACORP, Inc.	101,548	10,508,187
OGE Energy Corp.	512,857	20,509,151
PPL Corp.	1,452,304	47,287,018
Southern Co. (The)	2,156,527	196,308,653

		777,106,992

Financial Services — 0.2%
Radian Group, Inc.	267,530	9,339,472
Western Union Co. (The)	1,305,538	14,047,589

		23,387,061

Food Products — 0.8%
General Mills, Inc.	1,115,626	75,884,881
Ingredion, Inc.	92,321	12,256,536

		88,141,417

Security	Shares	Value

Gas Utilities — 0.5%
Atmos Energy Corp.	219,397	$30,447,916
National Fuel Gas Co.	194,410	11,767,637
New Jersey Resources Corp.	228,783	10,498,852

		52,714,405

Health Care Equipment & Supplies — 1.9%
Medtronic PLC	2,425,639	216,488,281

Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.	263,462	42,159,189

Household Products — 1.2%
Clorox Co. (The)	226,624	35,931,235
Kimberly-Clark Corp.	701,174	94,083,527
Reynolds Consumer Products, Inc.	100,730	2,714,674

		132,729,436

Insurance — 0.3%
Cincinnati Financial Corp.	232,558	32,751,143

IT Services — 3.3%
International Business Machines Corp.	1,784,240	368,838,093

Machinery — 0.3%
Snap-on, Inc.	88,014	29,056,062

Media — 0.3%
Omnicom Group, Inc.	339,532	34,292,732

Multi-Utilities — 3.6%
Ameren Corp.	522,074	45,477,866
CMS Energy Corp.	539,709	37,569,143
DTE Energy Co.	411,783	51,151,684
NiSource, Inc.	867,393	30,497,538
Public Service Enterprise Group, Inc.	887,052	79,311,319
Sempra	1,169,015	97,460,781
WEC Energy Group, Inc.	673,250	64,315,573

		405,783,904

Oil, Gas & Consumable Fuels — 26.4%
Antero Midstream Corp.	1,327,535	19,076,678
Chevron Corp.	4,887,031	727,287,953
ConocoPhillips	2,159,272	236,526,655
Coterra Energy, Inc.	1,670,632	39,961,518
Devon Energy Corp.	1,347,300	52,113,564
DT Midstream, Inc.	234,756	21,163,253
EOG Resources, Inc.	1,079,257	131,626,184
Expand Energy Corp.	209,275	17,729,778
Exxon Mobil Corp.	9,381,670	1,095,591,423
Kinder Morgan, Inc.	6,611,689	162,052,497
ONEOK, Inc.	1,558,397	150,977,501
Phillips 66	936,918	114,135,351
Williams Cos., Inc. (The)	3,154,940	165,224,208

		2,933,466,563

Pharmaceuticals — 10.2%
Johnson & Johnson	4,421,186	706,770,794
Merck & Co., Inc.	4,152,413	424,874,898

		1,131,645,692

Professional Services — 0.7%
Paychex, Inc.	581,671	81,044,220

Semiconductors & Semiconductor Equipment — 2.8%
Skyworks Solutions, Inc.	270,528	23,692,842
Texas Instruments, Inc.	1,430,112	290,541,554

		314,234,396

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 8.5%
Altria Group, Inc.	7,677,079	$418,093,722
Philip Morris International, Inc.	3,929,184	521,402,717

		939,496,439

Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A	115,596	9,140,176

Total Long-Term Investments — 99.7% (Cost: $10,069,291,263)		11,079,636,316

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(b)	16,537,725	16,537,725

Total Short-Term Securities — 0.1% (Cost: $16,537,725)		16,537,725

Total Investments — 99.8% (Cost: $10,085,828,988)		11,096,174,041
Other Assets Less Liabilities — 0.2%		17,057,128

Net Assets — 100.0%		$11,113,231,169

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$12,064,701	$4,473,024	(a)	$—	$—	$—	$16,537,725	16,537,725	$531,755	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Consumer Staples Select Sector Index	208	12/20/24	$16,917	$(372,372)
E-Mini Dow Jones Industrial Average Index	31	12/20/24	6,502	(32,976)
E-Mini Energy Select Sector Index	98	12/20/24	9,141	182,927

				$(222,421)

18	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Core High Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$182,927	$—	$—	$—	$182,927

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$405,348	$—	$—	$—	$405,348

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$641,244	$—	$—	$—	$641,244

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(656,471)	$—	$—	$—	$(656,471)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$29,732,908

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$11,079,636,316	$—	$—	$11,079,636,316
Short-Term Securities
Money Market Funds	16,537,725	—	—	16,537,725

	$11,096,174,041	$—	$—	$11,096,174,041

Derivative Financial Instruments(a)
Assets
Equity Contracts	$182,927	$—	$—	$182,927
Liabilities
Equity Contracts	(405,348)	—	—	(405,348)

	$(222,421)	$—	$—	$(222,421)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) October 31, 2024	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Lockheed Martin Corp.	342,969	$187,278,222

Automobiles — 1.0%
Ford Motor Co.	19,798,286	203,724,363

Banks — 14.7%
Citizens Financial Group, Inc.	8,644,800	364,118,976
Comerica, Inc.	2,944,346	187,584,284
Fifth Third Bancorp	6,134,090	267,937,051
First Horizon Corp.	11,835,485	205,108,955
FNB Corp.	7,797,601	113,065,214
Huntington Bancshares, Inc.	18,642,757	290,640,582
KeyCorp	20,290,429	350,009,900
Regions Financial Corp.	13,965,095	333,346,818
Truist Financial Corp.	8,263,020	355,723,011
U.S. Bancorp	5,721,253	276,393,732
United Bankshares, Inc.	3,006,021	113,266,871
Valley National Bancorp	9,726,402	92,109,027

		2,949,304,421

Beverages — 0.9%
Coca-Cola Co. (The)	2,699,845	176,326,877

Biotechnology — 1.3%
Gilead Sciences, Inc.	2,954,684	262,435,033

Broadline Retail — 0.2%
Kohl’s Corp.	2,338,762	43,220,322

Capital Markets — 4.1%
Federated Hermes, Inc., Class B	1,826,827	73,310,568
Franklin Resources, Inc.	6,102,601	126,751,023
Invesco Ltd.	9,733,335	168,776,029
Janus Henderson Group PLC	2,807,379	115,972,826
Lazard, Inc.	2,353,753	124,725,371
T Rowe Price Group, Inc.	2,024,538	222,415,745

		831,951,562

Chemicals — 2.7%
Chemours Co. (The)	3,119,688	56,653,534
FMC Corp.	2,729,690	177,402,553
Huntsman Corp.	3,425,723	75,365,906
LyondellBasell Industries NV, Class A	2,586,126	224,605,043

		534,027,036

Consumer Finance — 0.6%
OneMain Holdings, Inc.	2,551,633	126,739,611

Consumer Staples Distribution & Retail — 0.5%
Walgreens Boots Alliance, Inc.	10,733,555	101,539,430

Containers & Packaging — 4.4%
International Paper Co.	7,451,583	413,860,920
Packaging Corp. of America	842,554	192,894,313
Smurfit WestRock PLC	3,068,948	158,050,822
Sonoco Products Co.	2,066,822	108,549,491

		873,355,546

Distributors — 0.5%
Genuine Parts Co.	920,651	105,598,670

Diversified Consumer Services — 0.8%
H&R Block, Inc.	2,739,850	163,651,240

Diversified Telecommunication Services — 3.9%
AT&T Inc.	19,253,158	433,966,181
Verizon Communications, Inc.	8,178,548	344,562,227

		778,528,408

Security	Shares	Value

Electric Utilities — 16.7%
Alliant Energy Corp.	4,168,212	$250,092,720
American Electric Power Co., Inc.	2,592,526	256,011,942
Edison International	3,461,885	285,259,324
Entergy Corp.	2,240,299	346,753,479
Eversource Energy	4,137,967	272,485,127
Exelon Corp.	5,751,965	226,052,225
FirstEnergy Corp.	5,943,685	248,624,344
IDACORP, Inc.	1,087,801	112,565,647
NextEra Energy, Inc.	3,276,211	259,639,722
NRG Energy, Inc.	2,866,289	259,112,526
OGE Energy Corp.	4,280,033	171,158,520
Pinnacle West Capital Corp.	2,468,403	216,750,467
PPL Corp.	7,355,735	239,502,732
Xcel Energy, Inc.	3,048,129	203,645,498

		3,347,654,273

Financial Services — 0.4%
Western Union Co. (The)	7,607,494	81,856,635

Food Products — 2.3%
Conagra Brands, Inc.	9,130,959	264,249,953
General Mills, Inc.	2,858,440	194,431,089

		458,681,042

Gas Utilities — 1.4%
New Jersey Resources Corp.	2,129,243	97,710,961
Southwest Gas Holdings, Inc.	1,148,074	84,096,421
UGI Corp.	4,469,354	106,862,254

		288,669,636

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	386,854	113,003,922
Wendy’s Co. (The)	3,581,762	68,447,472

		181,451,394

Household Durables — 1.9%
Garmin Ltd.	868,812	172,328,860
Newell Brands, Inc.	8,592,961	75,618,057
Whirlpool Corp.	1,181,878	122,336,192

		370,283,109

Household Products — 1.1%
Kimberly-Clark Corp.	1,698,828	227,948,741

Insurance — 7.0%
Cincinnati Financial Corp.	1,271,733	179,098,158
Fidelity National Financial, Inc., Class A	3,677,677	221,285,825
MetLife, Inc.	2,177,545	170,763,079
Old Republic International Corp.	5,467,457	190,978,273
Principal Financial Group, Inc.	2,136,830	176,074,792
Prudential Financial, Inc.	2,240,307	274,392,801
Unum Group	3,027,259	194,289,483

		1,406,882,411

IT Services — 1.0%
International Business Machines Corp.	953,354	197,077,339

Media — 1.9%
Interpublic Group of Cos., Inc. (The)	6,397,920	188,098,848
Omnicom Group, Inc.	1,813,051	183,118,151

		371,216,999

Metals & Mining — 1.1%
Newmont Corp.	4,999,368	227,171,282

Multi-Utilities — 10.9%
Avista Corp.	1,662,791	62,321,407
Black Hills Corp.	1,462,856	86,586,447
CenterPoint Energy, Inc.	5,212,756	153,932,685

20	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
CMS Energy Corp.	3,149,198	$219,215,673
Dominion Energy, Inc.	6,011,287	357,851,915
DTE Energy Co.	1,747,840	217,116,685
NiSource, Inc.	7,903,733	277,895,252
Northwestern Energy Group, Inc.	1,339,444	71,606,676
Public Service Enterprise Group, Inc.	3,199,537	286,070,603
Sempra	2,385,067	198,843,036
WEC Energy Group, Inc.	2,766,503	264,284,031

		2,195,724,410

Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	1,381,739	205,630,398
Exxon Mobil Corp.	1,753,072	204,723,748
ONEOK, Inc.	3,692,433	357,722,909
Valero Energy Corp.	1,099,923	142,726,009

		910,803,064

Pharmaceuticals — 2.1%
Merck & Co., Inc.	938,614	96,038,985
Pfizer, Inc.	11,229,631	317,798,557

		413,837,542

Specialty Retail — 1.4%
Best Buy Co., Inc.	3,126,251	282,706,878

Technology Hardware, Storage & Peripherals — 2.1%
HP, Inc.	6,704,695	238,150,766
Seagate Technology Holdings PLC	1,743,393	174,984,356

		413,135,122

Security	Shares	Value

Tobacco — 5.3%
Altria Group, Inc.	11,881,870	$647,086,640

Philip Morris International, Inc.	3,202,398	424,958,215

		1,072,044,855

Trading Companies & Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	980,112	77,497,456
Watsco, Inc.	323,890	153,203,209

		230,700,665

Total Long-Term Investments — 99.7% (Cost: $17,779,403,799)		20,015,526,138

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(b)	43,664,650	43,664,650

Total Short-Term Securities — 0.2% (Cost: $43,664,650)		43,664,650

Total Investments — 99.9% (Cost: $17,823,068,449)		20,059,190,788

Other Assets Less Liabilities — 0.1%		20,910,573

Net Assets — 100.0%		$20,080,101,361

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$557	(b)	$—		$(557)	$—	$—	—	$8,466	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	64,708,693	—		(21,044,043	)(b)	—	—	43,664,650	43,664,650	1,249,298		—

						$(557)	$—	$43,664,650		$1,257,764		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Select Dividend ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	103	12/20/24	$9,608	$156,282
E-Mini Financials Select Sector Index	219	12/20/24	31,582	756,136
E-Mini Utilities Select Sector Index	267	12/20/24	21,640	305,853

				$1,218,271

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,218,271	$—	$—	$—	$1,218,271

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$6,959,594	$—	$—	$—	$6,959,594

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$738,575	$—	$—	$—	$738,575

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$65,083,028

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Select Dividend ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Assets
Investments
Long-Term Investments
Common Stocks		$20,015,526,138		$—		$—		$20,015,526,138
Short-Term Securities
Money Market Funds		43,664,650		—		—		43,664,650

		$20,059,190,788		$—		$—		$20,059,190,788

Derivative Financial Instruments(a)
Assets
Equity Contracts		$1,218,271		$—		$—		$1,218,271

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Statements of Assets and Liabilities (unaudited)

October 31, 2024

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF

ASSETS

Investments, at value — unaffiliated(a)	$533,688,846	$29,732,093,677	$11,079,636,316	$20,015,526,138

Investments, at value — affiliated(b)	5,000,576	287,231,809	16,537,725	43,664,650

Cash	5,307	4,163,083	8,219,671	280

Cash pledged:

Futures contracts	117,000	3,820,000	1,887,000	2,694,000

Receivables:

Securities lending income — affiliated	—	—	—	531

Capital shares sold	18,802	—	44,118	—

Dividends — unaffiliated	875,397	27,951,771	19,839,651	24,842,093

Dividends — affiliated	7,006	333,616	59,975	187,746

Total assets	539,712,934	30,055,593,956	11,126,224,456	20,086,915,438

LIABILITIES

Payables:

Investments purchased	145,672	—	12,110,597	—

Capital shares redeemed	—	—	88,237	289,489

Investment advisory fees	22,584	2,063,155	763,893	6,429,637

Variation margin on futures contracts	44,787	1,469,512	30,560	94,951

Total liabilities	213,043	3,532,667	12,993,287	6,814,077

Commitments and contingent liabilities

NET ASSETS	$539,499,891	$30,052,061,289	$11,113,231,169	$20,080,101,361

NET ASSETS CONSIST OF:

Paid-in capital	$492,120,151	$23,450,121,459	$11,247,471,085	$18,815,368,105

Accumulated earnings (loss)	47,379,740	6,601,939,830	(134,239,916)	1,264,733,256

NET ASSETS	$539,499,891	$30,052,061,289	$11,113,231,169	$20,080,101,361

NET ASSET VALUE

Shares outstanding	11,200,000	485,000,000	94,450,000	$148,950,000

Net asset value	$48.17	$61.96	$117.66	$134.81

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$478,505,801	$22,883,155,396	$10,069,291,263	$17,779,403,799
(b) Investments, at cost — affiliated	$4,332,551	$205,304,766	$16,537,725	$43,664,650

See notes to financial statements.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended October 31, 2024

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF

INVESTMENT INCOME

Dividends — unaffiliated	$6,469,447	$340,095,754	$202,781,140	$394,805,135

Dividends — affiliated	63,090	4,246,931	531,755	1,249,298

Interest — unaffiliated	89	9,086	3,356	13,561

Securities lending income — affiliated — net	18,926	919,727	—	8,466

Foreign taxes withheld	(2,663)	(117,814)	—	—

Total investment income	6,548,889	345,153,684	203,316,251	396,076,460

EXPENSES

Investment advisory	108,703	11,533,592	4,342,034	36,472,127

Interest expense	211	1	—	—

Total expenses	108,914	11,533,593	4,342,034	36,472,127

Net investment income	6,439,975	333,620,091	198,974,217	359,604,333

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — unaffiliated	(6,586,688)	161,137,865	308,973,698	(37,307,430)

Investments — affiliated	8,455	2,214,204	—	(557)

Futures contracts	156,913	5,594,618	641,244	6,959,594

In-kind redemptions — unaffiliated(a)	23,392,754	492,687,548	117,135,829	159,869,627

In-kind redemptions — affiliated(a)	—	4,432,489	—	—

	$16,971,434	$666,066,724	$426,750,771	$129,521,234

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	32,080,140	2,150,393,045	508,410,896	2,190,534,969

Investments — affiliated	660,846	49,469,499	—	—

Futures contracts	13,089	2,776,371	(656,471)	738,575

	32,754,075	2,202,638,915	507,754,425	2,191,273,544

Net realized and unrealized gain	49,725,509	2,868,705,639	934,505,196	2,320,794,778

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,165,484	$3,202,325,730	$1,133,479,413	$2,680,399,111

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	25

Statements of Changes in Net Assets

	iShares Core Dividend ETF			iShares Core Dividend Growth ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,439,975		$8,771,932	$333,620,091		$619,421,720
Net realized gain	16,971,434		4,636,627	666,066,724		750,284,109
Net change in unrealized appreciation (depreciation)	32,754,075		30,200,237	2,202,638,915		1,642,953,258

Net increase in net assets resulting from operations	56,165,484		43,608,796	3,202,325,730		3,012,659,087

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,074,712	)(b)	(8,487,745)	(333,208,002	)(b)	(616,886,891)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	157,322,993		36,265,594	698,904,737		577,063,593

NET ASSETS
Total increase in net assets	207,413,765		71,386,645	3,568,022,465		2,972,835,789
Beginning of period	332,086,126		260,699,481	26,484,038,824		23,511,203,035

End of period	$539,499,891		$332,086,126	$30,052,061,289		$26,484,038,824

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	iShares Core High Dividend ETF			iShares Select Dividend ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$198,974,217		$398,212,935	$359,604,333		$759,697,635
Net realized gain	426,750,771		173,800,298	129,521,234		973,422,120
Net change in unrealized appreciation (depreciation)	507,754,425		269,955,781	2,191,273,544		(847,997,840)

Net increase in net assets resulting from operations	1,133,479,413		841,969,014	2,680,399,111		885,121,915

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(209,093,173	)(b)	(372,509,745)	(370,462,490	)(b)	(737,378,830)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,966,193)		(1,415,312,932)	(355,953,322)		(3,444,012,541)

NET ASSETS
Total increase (decrease) in net assets	921,420,047		(945,853,663)	1,953,983,299		(3,296,269,456)
Beginning of period	10,191,811,122		11,137,664,785	18,126,118,062		21,422,387,518

End of period	$11,113,231,169		$10,191,811,122	$20,080,101,361		$18,126,118,062

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	27

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Dividend ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$42.58		$37.51	$39.14	$38.39	$25.94	$27.96

Net investment income(a)	0.69		1.27	0.96	0.77	0.70	0.64
Net realized and unrealized gain (loss)(b)	5.54		5.04	(1.68)	0.68	12.43	(2.02)

Net increase (decrease) from investment operations	6.23		6.31	(0.72)	1.45	13.13	(1.38)

Distributions from net investment income(c)	(0.64	)(d)	(1.24)	(0.91)	(0.70)	(0.68)	(0.64)

Net asset value, end of period	$48.17		$42.58	$37.51	$39.14	$38.39	$25.94

Total Return(e)
Based on net asset value	14.72	%(f)	17.14%	(1.75)%	3.71%	51.33%	(4.95)%

Ratios to Average Net Assets(g)
Total expenses	0.05	%(h)	0.05%	0.15%	0.25%	0.25%	0.25%

Net investment income	2.96	%(h)	3.21%	2.54%	1.87%	2.20%	2.31%

Supplemental Data
Net assets, end of period (000)	$539,500		$332,086	$260,699	$260,263	$67,180	$24,645

Portfolio turnover rate(i)	24%		36%	65%	25%	30%	33%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Dividend Growth ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$55.95		$50.88	$50.58	$49.87	$36.39	$38.13

Net investment income(a)	0.70		1.33	1.22	1.10	1.08	0.99
Net realized and unrealized gain (loss)(b)	6.01		5.07	0.28	0.68	13.44	(1.77)

Net increase (decrease) from investment operations	6.71		6.40	1.50	1.78	14.52	(0.78)

Distributions from net investment income(c)	(0.70	)(d)	(1.33)	(1.20)	(1.07)	(1.04)	(0.96)

Net asset value, end of period	$61.96		$55.95	$50.88	$50.58	$49.87	$36.39

Total Return(e)
Based on net asset value	12.04	%(f)	12.77%	3.13%	3.51%	40.52%	(2.05)%

Ratios to Average Net Assets(g)
Total expenses	0.08	%(h)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	2.31	%(h)	2.53%	2.47%	2.10%	2.53%	2.55%

Supplemental Data
Net assets, end of period (000)	$30,052,061		$26,484,039	$23,511,203	$22,742,798	$18,403,156	$9,355,727

Portfolio turnover rate(i)	10%		25%	30%	22%	31%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$107.85		$102.75	$103.67	$95.59	$81.85	$95.42

Net investment income(a)	2.09		3.95	3.95	3.68	3.56	3.24
Net realized and unrealized gain (loss)(b)	9.88		4.84	(0.88)	7.80	13.72	(13.51)

Net increase (decrease) from investment operations	11.97		8.79	3.07	11.48	17.28	(10.27)

Distributions from net investment income(c)	(2.16	)(d)	(3.69)	(3.99)	(3.40)	(3.54)	(3.30)

Net asset value, end of period	$117.66		$107.85	$102.75	$103.67	$95.59	$81.85

Total Return(e)
Based on net asset value	11.20	%(f)	8.82%	3.16%	12.21%	21.70%	(10.86)%

Ratios to Average Net Assets(g)
Total expenses	0.08	%(h)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.67	%(h)	3.87%	3.86%	3.68%	4.13%	3.53%

Supplemental Data
Net assets, end of period (000)	$11,113,231		$10,191,811	$11,137,665	$9,630,902	$6,839,327	$6,036,798

Portfolio turnover rate(i)	40%		67%	74%	74%	75%	62%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Select Dividend ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of period	$119.41		$117.61	$123.50	$118.37	$80.66	$101.13

Net investment income(a)	2.40		4.60	4.24	3.91	3.51	3.51
Net realized and unrealized gain (loss)(b)	15.48		1.67	(5.87)	4.97	37.74	(20.30)

Net increase (decrease) from investment operations	17.88		6.27	(1.63)	8.88	41.25	(16.79)

Distributions from net investment income(c)	(2.48	)(d)	(4.47)	(4.26)	(3.75)	(3.54)	(3.68)

Net asset value, end of period	$134.81		$119.41	$117.61	$123.50	$118.37	$80.66

Total Return(e)
Based on net asset value	15.10	%(f)	5.58%	(1.23)%	7.63%	52.54%	(16.96)%

Ratios to Average Net Assets(g)
Total expenses	0.38	%(h)	0.38%	0.38%	0.38%	0.38%	0.39%

Net investment income	3.73	%(h)	4.04%	3.52%	3.23%	3.78%	3.60%

Supplemental Data
Net assets, end of period (000)	$20,080,101		$18,126,118	$21,422,388	$21,666,936	$18,495,567	$13,257,023

Portfolio turnover rate(i)	2%		17%	15%	15%	55%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core Dividend	Diversified
Core Dividend Growth	Diversified
Core High Dividend	Non-Diversified
Select Dividend	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

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Notes to Financial Statements (unaudited) (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core Dividend	0.05%
Core Dividend Growth	0.08
Core High Dividend	0.08

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $46 billion	0.4000%
Over $46 billion, up to and including $81 billion	0.3800
Over $81 billion, up to and including $111 billion	0.3610
Over $111 billion, up to and including $141 billion	0.3430
Over $141 billion, up to and including $171 billion	0.3259
Over $171 billion	0.3096

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,

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Notes to Financial Statements (unaudited) (continued)

managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core Dividend	$ 4,447
Core Dividend Growth	216,139
Select Dividend	3,625

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core Dividend	$55,472,931	$45,258,425	$ (4,631,984)
Core Dividend Growth	1,380,408,110	505,699,136	51,324,725
Core High Dividend	963,225,510	293,300,853	24,687,004
Select Dividend	40,344,868	243,004	(732,150)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core Dividend	$103,297,812	$ 105,226,645
Core Dividend Growth	2,810,713,429	2,774,854,479
Core High Dividend	4,291,676,410	4,303,697,889
Select Dividend	470,862,773	515,531,718

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Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core Dividend	$217,659,130	$ 59,088,771
Core Dividend Growth	2,013,889,167	1,324,825,783
Core High Dividend	790,568,749	802,981,259
Select Dividend	396,860,706	741,380,771

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of April 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Core Dividend	$(26,530,156)
Core Dividend Growth	(1,009,048,248)
Core High Dividend	(1,580,879,478)
Select Dividend	(1,029,155,503)

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core Dividend	$483,205,230	$63,514,181	$(8,053,477)	$ 55,460,704
Core Dividend Growth	23,126,873,692	7,223,809,651	(330,785,400)	6,893,024,251
Core High Dividend	10,109,382,641	1,222,623,676	(236,054,697)	986,568,979
Select Dividend	17,934,200,633	3,269,740,883	(1,143,532,457)	2,126,208,426

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/24		Year Ended 04/30/24

iShares ETF	Shares	Amount	Shares	Amount

Core Dividend

Shares sold	4,800,000	$219,268,911	1,650,000	$67,441,257

Shares redeemed	(1,400,000)	(61,945,918)	(800,000)	(31,175,663)

	3,400,000	$157,322,993	850,000	$36,265,594

Core Dividend Growth

Shares sold	33,650,000	$2,029,743,235	44,300,000	$2,310,691,239

Shares redeemed	(22,000,000)	(1,330,838,498)	(33,000,000)	(1,733,627,646)

	11,650,000	$698,904,737	11,300,000	$577,063,593

Core High Dividend

Shares sold	6,850,000	$797,598,863	6,500,000	$660,365,834

Shares redeemed	(6,900,000)	(800,565,056)	(20,400,000)	(2,075,678,766)

	(50,000)	$(2,966,193)	(13,900,000)	$(1,415,312,932)

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/24		Year Ended 04/30/24

iShares ETF	Shares	Amount	Shares	Amount

Select Dividend

Shares sold	3,250,000	$414,840,592	8,350,000	$959,530,770

Shares redeemed	(6,100,000)	(770,793,914)	(38,700,000)	(4,403,543,311)

	(2,850,000)	$(355,953,322)	(30,350,000)	$(3,444,012,541)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	39

Board Review and Approval of Investment Advisory Contract

iShares Core Dividend ETF, iShares Core Dividend Growth ETF, iShares Core High Dividend ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	41

Board Review and Approval of Investment Advisory Contract (continued)

iShares Select Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	43

Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	45

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Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

• iShares Morningstar Mid-Cap Value ETF | IMCV | NASDAQ

• iShares Morningstar Small-Cap ETF | ISCB | NYSE Arca

• iShares Morningstar U.S. Equity ETF | ILCB | NYSE Arca

• iShares Morningstar Value ETF | ILCV | NYSE Arca

2

Schedule of Investments (unaudited) October 31, 2024	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc.	1,823	$337,182
L3Harris Technologies, Inc.	22,335	5,527,243
Textron, Inc.	11,781	947,428

		6,811,853

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	16,469	1,959,811

Automobile Components — 0.1%
Aptiv PLC(a)	14,253	809,998

Automobiles — 1.8%
Ford Motor Co.	463,610	4,770,547
General Motors Co.	132,556	6,728,542

		11,499,089

Banks — 3.7%
Citizens Financial Group, Inc.	53,838	2,267,656
Fifth Third BanCorp.	80,376	3,510,824
Huntington Bancshares, Inc.	171,026	2,666,295
KeyCorp.	111,140	1,917,165
M&T Bank Corp.	19,626	3,820,790
Regions Financial Corp.	108,749	2,595,839
Truist Financial Corp.	157,382	6,775,295

		23,553,864

Beverages — 1.0%
Brown-Forman Corp., Class A	2,206	96,137
Brown-Forman Corp., Class B, NVS	14,154	623,201
Constellation Brands, Inc., Class A	8,838	2,053,421
Keurig Dr. Pepper, Inc.	82,481	2,717,749
Molson Coors Beverage Co., Class B	20,561	1,119,958

		6,610,466

Biotechnology — 1.0%
Biogen, Inc.(a)	17,038	2,964,612
Incyte Corp.(a)	8,814	653,294
Moderna, Inc.(a)(b)	22,476	1,221,795
United Therapeutics Corp.(a)	4,515	1,688,475

		6,528,176

Broadline Retail — 0.5%
Coupang, Inc., Class A(a)	49,202	1,268,919
eBay, Inc.	37,621	2,163,584

		3,432,503

Building Products — 1.7%
A. O. Smith Corp.	4,033	302,878
Allegion PLC	4,207	587,424
Builders FirstSource, Inc.(a)	7,492	1,284,129
Carrier Global Corp.	40,967	2,979,120
Johnson Controls International PLC	32,595	2,462,552
Masco Corp.	14,641	1,169,962
Owens Corning	10,227	1,808,032

		10,594,097

Capital Markets — 3.5%
Ameriprise Financial, Inc.	3,840	1,959,552
Bank of New York Mellon Corp. (The)	87,009	6,556,998
Carlyle Group, Inc. (The)	25,634	1,282,469
Franklin Resources, Inc.	34,377	714,010
Nasdaq, Inc.	27,558	2,037,087
Northern Trust Corp.	24,207	2,433,288
Raymond James Financial, Inc.	8,909	1,320,492

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	35,601	$3,303,773
T Rowe Price Group, Inc.	26,239	2,882,617

		22,490,286

Chemicals — 3.4%
Albemarle Corp.	6,561	621,523
Celanese Corp., Class A	5,724	721,052
CF Industries Holdings, Inc.	21,416	1,761,038
Corteva, Inc.	45,093	2,747,065
Dow, Inc.	47,970	2,368,758
DuPont de Nemours, Inc.	26,032	2,160,396
Eastman Chemical Co.	13,886	1,459,280
International Flavors & Fragrances, Inc.	30,093	2,992,147
LyondellBasell Industries NV, Class A	30,628	2,660,042
Mosaic Co. (The)	38,234	1,023,142
PPG Industries, Inc.	16,728	2,082,803
RPM International, Inc.	5,026	638,855
Westlake Corp.	2,390	315,337

		21,551,438

Commercial Services & Supplies — 0.2%
Veralto Corp.	11,386	1,163,535

Communications Equipment — 0.4%
F5, Inc.(a)	4,011	938,093
Juniper Networks, Inc.	38,277	1,488,975

		2,427,068

Construction & Engineering — 0.1%
AECOM	6,213	663,548

Consumer Finance — 2.0%
Ally Financial, Inc.	31,949	1,119,812
Capital One Financial Corp.	44,895	7,308,457
Discover Financial Services	12,781	1,897,084
Synchrony Financial	47,584	2,623,782

		12,949,135

Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	46,903	848,944
BJ’s Wholesale Club Holdings, Inc.(a)	8,174	692,583
Casey’s General Stores, Inc.	1,343	529,169
Dollar General Corp.	25,880	2,071,435
Dollar Tree, Inc.(a)	13,629	880,979
Kroger Co. (The)	79,559	4,437,005
U.S. Foods Holding Corp.(a)	13,365	823,952
Walgreens Boots Alliance, Inc.	85,373	807,629

		11,091,696

Containers & Packaging — 1.9%
Amcor PLC	171,061	1,903,909
Avery Dennison Corp.	4,661	964,967
Ball Corp.	15,678	928,921
Crown Holdings, Inc.	8,953	837,553
International Paper Co.	40,563	2,252,869
Packaging Corp. of America	10,472	2,397,460
Smurfit WestRock PLC	58,822	3,029,333

		12,315,012

Distributors — 0.5%
Genuine Parts Co.	9,498	1,089,420
LKQ Corp.	31,482	1,158,223
Pool Corp.	2,262	818,030

		3,065,673

Diversified Consumer Services — 0.1%
Service Corp. International	7,825	638,911

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified REITs — 0.2%
WP Carey, Inc.	25,500	$1,420,860

Electric Utilities — 6.1%
Alliant Energy Corp.	29,948	1,796,880
American Electric Power Co., Inc.	62,656	6,187,280
Avangrid, Inc.	8,542	305,035
Edison International	45,369	3,738,406
Entergy Corp.	24,804	3,839,163
Evergy, Inc.	26,953	1,629,039
Eversource Energy	41,083	2,705,315
Exelon Corp.	117,172	4,604,860
FirstEnergy Corp.	59,913	2,506,161
NRG Energy, Inc.	16,174	1,462,130
PG&E Corp.	146,470	2,961,623
PPL Corp.	87,336	2,843,660
Xcel Energy, Inc.	64,943	4,338,842

		38,918,394

Electrical Equipment — 0.8%
GE Vernova, Inc.(a)	15,538	4,687,193
Regal Rexnord Corp.	3,415	568,734

		5,255,927

Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	91,059	4,333,498
Flex Ltd.(a)	32,528	1,127,746
Jabil, Inc.	5,683	699,520
Keysight Technologies, Inc.(a)	11,206	1,669,806
TD SYNNEX Corp.	5,809	670,068
TE Connectivity PLC	16,925	2,495,084
Teledyne Technologies, Inc.(a)	2,540	1,156,513
Trimble, Inc.(a)	9,434	570,757
Zebra Technologies Corp., Class A(a)	1,457	556,530

		13,279,522

Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	59,627	2,270,596
Halliburton Co.	48,268	1,338,955

		3,609,551

Entertainment — 0.5%
Electronic Arts, Inc.	8,446	1,274,079
Warner Bros Discovery, Inc., Class A(a)	262,550	2,134,532

		3,408,611

Financial Services — 1.6%
Corpay, Inc.(a)	2,018	665,375
Equitable Holdings, Inc.	35,580	1,613,197
Fidelity National Information Services, Inc.	66,111	5,932,140
Global Payments, Inc.	17,900	1,856,409

		10,067,121

Food Products — 3.6%
Archer-Daniels-Midland Co.	56,036	3,093,748
Bunge Global SA	16,609	1,395,488
Campbell Soup Co.	23,391	1,091,190
Conagra Brands, Inc.	56,040	1,621,798
General Mills, Inc.	65,636	4,464,561
Hershey Co. (The)	7,750	1,376,245
Hormel Foods Corp.	22,868	698,617
J M Smucker Co. (The)	12,446	1,412,745
Kellanova	31,082	2,506,763
Kraft Heinz Co. (The)	103,712	3,470,204
McCormick & Co., Inc., NVS	13,690	1,071,106
Tyson Foods, Inc., Class A	16,900	990,171

		23,192,636

Security	Shares	Value

Gas Utilities — 0.4%
Atmos Energy Corp.	17,703	$2,456,822

Ground Transportation — 1.3%
JB Hunt Transport Services, Inc.	3,765	680,034
Norfolk Southern Corp.	26,627	6,668,200
U-Haul Holding Co.(a)(b)	444	32,558
U-Haul Holding Co., NVS	6,988	477,001
XPO, Inc.(a)	4,649	606,834

		8,464,627

Health Care Equipment & Supplies — 1.7%
Align Technology, Inc.(a)	3,048	624,931
Baxter International, Inc.	59,584	2,127,149
Cooper Cos., Inc. (The)(a)	6,571	687,852
GE HealthCare Technologies, Inc.	25,287	2,208,820
Hologic, Inc.(a)	27,378	2,214,059
Solventum Corp.(a)	16,222	1,177,393
Teleflex, Inc.	3,412	686,017
Zimmer Biomet Holdings, Inc.	12,046	1,287,958

		11,014,179

Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	28,634	3,107,362
CenCora, Inc.	9,295	2,120,003
Centene Corp.(a)	61,988	3,859,373
DaVita, Inc.(a)	3,048	426,141
Humana, Inc.	14,202	3,661,702
LabCorp Holdings, Inc.	9,970	2,275,852
Molina Healthcare, Inc.(a)	2,965	952,417
Quest Diagnostics, Inc.	13,029	2,017,280
Tenet Healthcare Corp.(a)	11,481	1,779,784
Universal Health Services, Inc., Class B	3,851	786,798

		20,986,712

Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	12,887	1,437,545
Healthpeak Properties, Inc.	83,718	1,879,469
Ventas, Inc.	31,068	2,034,643

		5,351,657

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	82,330	1,419,369

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.(a)	117,509	2,585,198
Darden Restaurants, Inc.	7,093	1,135,022
DraftKings, Inc., Class A(a)	25,222	890,841
Expedia Group, Inc.(a)	7,302	1,141,376
MGM Resorts International(a)	16,088	593,165
Royal Caribbean Cruises Ltd.	8,550	1,764,292

		8,109,894

Household Durables — 3.0%
DR Horton, Inc.	35,052	5,923,788
Garmin Ltd.	6,438	1,276,977
Lennar Corp., Class A	27,770	4,729,231
Lennar Corp., Class B	1,235	197,995
NVR, Inc.(a)	355	3,249,248
PulteGroup, Inc.	14,192	1,838,290
Toll Brothers, Inc.	7,730	1,131,981
TopBuild Corp.(a)	1,560	551,273

		18,898,783

Household Products — 0.7%
Clorox Co. (The)	5,312	842,218
Kimberly-Clark Corp.	25,644	3,440,912

		4,283,130

4	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	83,423	$1,375,645
Vistra Corp.	14,285	1,785,054

		3,160,699

Insurance — 7.8%
Aflac, Inc.	59,616	6,247,161
Allstate Corp. (The)	17,970	3,351,764
American Financial Group, Inc.	5,429	699,961
American International Group, Inc.	76,633	5,814,912
Arch Capital Group Ltd.(a)	29,846	2,941,622
Cincinnati Financial Corp.	11,339	1,596,871
Everest Group Ltd.	5,144	1,829,258
Fidelity National Financial, Inc., Class A	30,140	1,813,524
Hartford Financial Services Group, Inc. (The)	34,812	3,844,637
Loews Corp.	22,058	1,741,700
Markel Group, Inc.(a)	565	871,236
Principal Financial Group, Inc.	27,417	2,259,161
Prudential Financial, Inc.	42,630	5,221,322
Reinsurance Group of America, Inc.	7,822	1,651,068
RenaissanceRe Holdings Ltd.	6,127	1,607,725
Travelers Cos., Inc. (The)	15,346	3,774,195
Unum Group	20,662	1,326,087
W. R. Berkley Corp.	15,200	868,984
Willis Towers Watson PLC	6,212	1,877,204

		49,338,392

Interactive Media & Services — 0.2%
Pinterest, Inc., Class A(a)	30,913	982,724

IT Services — 0.9%
Akamai Technologies, Inc.(a)	9,904	1,001,096
Cognizant Technology Solutions Corp., Class A	59,017	4,402,078
EPAM Systems, Inc.(a)	3,176	599,153

		6,002,327

Life Sciences Tools & Services — 0.7%
Avantor, Inc.(a)(b)	32,834	734,497
Charles River Laboratories International, Inc.(a)(b)	2,149	383,768
IQVIA Holdings, Inc.(a)	7,770	1,599,221
Revvity, Inc.	8,235	976,589
Waters Corp.(a)(b)	2,524	815,530

		4,509,605

Machinery — 2.5%
CNH Industrial NV	106,760	1,198,915
Cummins, Inc.	5,179	1,703,787
Dover Corp.	4,852	918,629
Fortive Corp.	12,228	873,446
Otis Worldwide Corp.	18,842	1,850,284
PACCAR, Inc.	60,688	6,328,545
Pentair PLC	5,253	520,677
Snap-on, Inc.	4,058	1,339,668
Stanley Black & Decker, Inc.	9,587	891,016

		15,624,967

Media — 1.8%
Charter Communications, Inc., Class A(a)(b)	11,616	3,805,518
Fox Corp., Class A, NVS	27,627	1,160,334
Fox Corp., Class B	15,563	606,334
Interpublic Group of Cos., Inc. (The)	44,580	1,310,652
News Corp., Class A, NVS	45,070	1,228,158
News Corp., Class B	12,595	365,759
Omnicom Group, Inc.	23,042	2,327,242
Sirius XM Holdings, Inc.	28,490	759,543

		11,563,540

Security	Shares	Value

Metals & Mining — 1.7%
Newmont Corp.	58,943	$2,678,370
Nucor Corp.	28,133	3,990,385
Reliance, Inc.	6,529	1,869,514
Steel Dynamics, Inc.	17,385	2,268,742

		10,807,011

Multi-Utilities — 5.3%
Ameren Corp.	31,298	2,726,369
CenterPoint Energy, Inc.	75,120	2,218,293
CMS Energy Corp.	22,744	1,583,210
Consolidated Edison, Inc.	40,631	4,131,360
Dominion Energy, Inc.	55,705	3,316,119
DTE Energy Co.	24,405	3,031,589
NiSource, Inc.	52,506	1,846,111
Public Service Enterprise Group, Inc.	58,843	5,261,153
Sempra	74,099	6,177,633
WEC Energy Group, Inc.	37,077	3,541,966

		33,833,803

Office REITs — 0.2%
BXP, Inc.	18,388	1,481,337

Oil, Gas & Consumable Fuels — 7.4%
Antero Resources Corp.(a)	34,663	897,078
APA Corp.	43,258	1,020,889
Cheniere Energy, Inc.	18,698	3,578,423
Coterra Energy, Inc.	52,262	1,250,107
Devon Energy Corp.	74,195	2,869,863
Diamondback Energy, Inc.	20,460	3,616,714
EQT Corp.	23,564	861,028
Expand Energy Corp.	23,532	1,993,631
HF Sinclair Corp.	19,462	751,428
Kinder Morgan, Inc.	231,739	5,679,923
Marathon Oil Corp.	66,224	1,834,405
ONEOK, Inc.	68,536	6,639,768
Ovintiv, Inc.	31,609	1,239,073
Targa Resources Corp.	15,306	2,555,490
Valero Energy Corp.	37,682	4,889,616
Williams Cos., Inc. (The)	143,082	7,493,204

		47,170,640

Passenger Airlines — 1.0%
Delta Air Lines, Inc.	41,442	2,371,311
Southwest Airlines Co.	39,621	1,211,610
United Airlines Holdings, Inc.(a)	38,425	3,007,141

		6,590,062

Personal Care Products — 0.8%
Coty, Inc., Class A(a)(b)	12,412	92,345
Kenvue, Inc.	203,987	4,677,422

		4,769,767

Pharmaceuticals — 0.5%
Royalty Pharma PLC, Class A	47,066	1,270,782
Viatris, Inc.	142,579	1,653,916

		2,924,698

Professional Services — 0.8%
Booz Allen Hamilton Holding Corp., Class A	3,628	659,063
Jacobs Solutions, Inc.	5,034	707,680
Leidos Holdings, Inc.	9,484	1,737,089
SS&C Technologies Holdings, Inc.	25,581	1,788,879

		4,892,711

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	13,787	1,805,683

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs — 1.3%
AvalonBay Communities, Inc.	8,443	$1,871,053
Camden Property Trust	6,931	802,540
Equity LifeStyle Properties, Inc.	8,064	565,448
Equity Residential	24,051	1,692,469
Essex Property Trust, Inc.	3,964	1,125,221
Mid-America Apartment Communities, Inc.	8,565	1,296,227
UDR, Inc.	13,347	563,110

		7,916,068

Retail REITs — 1.8%
Kimco Realty Corp.	22,683	538,041
Realty Income Corp.	68,320	4,056,158
Regency Centers Corp.	11,906	850,565
Simon Property Group, Inc.	36,233	6,127,725

		11,572,489

Semiconductors & Semiconductor Equipment — 1.4%
Entegris, Inc.	6,764	708,258
Microchip Technology, Inc.	35,761	2,623,785
ON Semiconductor Corp.(a)	32,255	2,273,655
Qorvo, Inc.(a)	4,688	334,067
Skyworks Solutions, Inc.	18,774	1,644,227
Teradyne, Inc.	9,397	998,055

		8,582,047

Software — 0.8%
Gen Digital, Inc.	32,351	941,738
MicroStrategy, Inc., Class A(a)(b)	8,120	1,985,340
Zoom Video Communications, Inc., Class A(a)	28,160	2,104,678

		5,031,756

Specialized REITs — 3.7%
Crown Castle, Inc.	50,959	5,477,583
Digital Realty Trust, Inc.	10,370	1,848,245
Extra Space Storage, Inc.	16,069	2,624,067
Gaming & Leisure Properties, Inc.	31,021	1,556,944
Iron Mountain, Inc.	17,064	2,111,329
Public Storage	9,681	3,185,630
VICI Properties, Inc.	122,383	3,886,884
Weyerhaeuser Co.	85,518	2,664,741

		23,355,423

Specialty Retail — 1.0%
Best Buy Co., Inc.	23,026	2,082,241
CarMax, Inc.(a)(b)	8,727	631,660
Dick’s Sporting Goods, Inc.	3,758	735,629
Penske Automotive Group, Inc.	2,401	361,519
Tractor Supply Co.	3,648	968,580

Security	Shares	Value

Specialty Retail (continued)
Ulta Beauty, Inc.(a)	2,896	$1,068,566
Williams-Sonoma, Inc.	4,984	668,504

		6,516,699

Technology Hardware, Storage & Peripherals — 2.4%
Dell Technologies, Inc., Class C	17,588	2,174,405
Hewlett Packard Enterprise Co.	153,411	2,989,981
HP, Inc.	116,043	4,121,847
NetApp, Inc.	11,703	1,349,473
Seagate Technology Holdings PLC	23,836	2,392,419
Western Digital Corp.(a)	38,120	2,489,617

		15,517,742

Trading Companies & Distributors — 1.3%
Ferguson Enterprises, Inc.	23,955	4,712,907
United Rentals, Inc.	4,100	3,332,480

		8,045,387

Water Utilities — 0.4%
American Water Works Co., Inc.	11,473	1,584,536
Essential Utilities, Inc.	20,007	772,270

		2,356,806

Total Long-Term Investments — 99.7% (Cost: $518,611,276)		634,646,337

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	6,859,112	6,863,913
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	1,582,179	1,582,179

Total Short-Term Securities — 1.3% (Cost: $8,443,432)		8,446,092

Total Investments — 101.0% (Cost: $527,054,708)		643,092,429

Liabilities in Excess of Other Assets — (1.0)%		(6,447,114)

Net Assets — 100.0%		$636,645,315

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Mid-Cap Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,589,216	$1,273,431	(a)	$—	$508	$758	$6,863,913	6,859,112	$67,397	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	944,816	637,363	(a)	—	—	—	1,582,179	1,582,179	34,172		—

					$508	$758	$8,446,092		$101,569		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Utilities Select Sector Index	12	12/20/24	$973	$3,626
S&P Mid 400 E-Mini Index	3	12/20/24	934	24,445

				$28,071

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$28,071	$—	$—	$—	$28,071

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$109,355	$—	$—	$—	$109,355

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$43,314	$—	$—	$—	$43,314

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Mid-Cap Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,679,830

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Assets
Investments
Long-Term Investments
Common Stocks		$634,646,337		$—		$—		$634,646,337
Short-Term Securities
Money Market Funds		8,446,092		—		—		8,446,092

		$643,092,429		$—		$—		$643,092,429

Derivative Financial Instruments(a)
Assets
Equity Contracts		$28,071		$—		$—		$28,071

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	1,767	$103,723
AeroVironment, Inc.(a)(b)	1,390	298,794
Archer Aviation, Inc., Class A(a)(b)	10,413	32,801
Astronics Corp.(a)	1,321	22,972
BWX Technologies, Inc.	4,569	556,276
Cadre Holdings, Inc.	1,137	39,533
Curtiss-Wright Corp.	1,906	657,494
Ducommun, Inc.(a)	644	37,861
Hexcel Corp.	4,152	243,681
Kratos Defense & Security Solutions, Inc.(a)	7,387	167,833
Leonardo DRS, Inc.(a)	3,620	108,853
Loar Holdings, Inc.(a)(b)	628	54,121
Mercury Systems, Inc.(a)	2,699	87,313
Moog, Inc., Class A	1,432	270,075
National Presto Industries, Inc.	272	19,565
Rocket Lab U.S.A., Inc., Class A(a)(b)	13,485	144,289
Spirit AeroSystems Holdings, Inc., Class A(a)	5,769	186,742
Triumph Group, Inc.(a)	3,815	52,800
V2X, Inc.(a)	605	37,268
Woodward, Inc.	2,830	464,375

		3,586,369

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	2,585	44,565
CH Robinson Worldwide, Inc.	5,793	596,911
Forward Air Corp.	1,259	44,480
GXO Logistics, Inc.(a)(b)	5,902	352,999
Hub Group, Inc., Class A	3,040	131,906

		1,170,861

Automobile Components — 1.3%
Adient PLC(a)	4,434	86,596
American Axle & Manufacturing Holdings, Inc.(a)	5,834	32,962
Autoliv, Inc.	3,464	321,736
BorgWarner, Inc.	11,350	381,700
Dana, Inc.	6,449	49,464
Dorman Products, Inc.(a)	1,311	149,493
Fox Factory Holding Corp.(a)	2,053	73,887
Garrett Motion, Inc.(a)(b)	5,965	44,320
Gentex Corp.	11,594	351,414
Gentherm, Inc.(a)	1,557	65,316
Goodyear Tire & Rubber Co. (The)(a)	14,168	113,486
LCI Industries	1,270	141,326
Lear Corp.	2,826	270,618
Luminar Technologies, Inc., Class A(a)(b)	15,168	11,761
Mobileye Global, Inc., Class A(a)(b)	4,264	58,033
Modine Manufacturing Co.(a)(b)	2,475	291,481
Patrick Industries, Inc.	1,105	139,208
Phinia, Inc.	2,272	105,830
QuantumScape Corp., Class A(a)(b)	17,719	91,253
Standard Motor Products, Inc.	1,042	33,542
Visteon Corp.(a)	1,404	126,711
XPEL, Inc.(a)(b)	1,100	42,427

		2,982,564

Automobiles — 0.4%
Harley-Davidson, Inc.	6,718	214,640
Lucid Group, Inc.(a)(b)	48,190	106,500
Rivian Automotive, Inc., Class A(a)(b)	35,775	361,327
Thor Industries, Inc.	2,552	265,612
Winnebago Industries, Inc.	1,417	79,409

		1,027,488

Security	Shares	Value

Banks — 7.9%
1st Source Corp.	938	$55,558
Amalgamated Financial Corp.	832	27,593
Amerant Bancorp, Inc., Class A	1,521	32,428
Ameris Bancorp	3,320	205,807
Associated Banc-Corp.	7,631	181,160
Atlantic Union Bankshares Corp.	4,234	160,045
Axos Financial, Inc.(a)	2,652	179,593
Banc of California, Inc.	7,086	108,841
BancFirst Corp.	1,033	112,297
Bancorp, Inc. (The)(a)(b)	2,447	122,986
Bank First Corp.	460	42,325
Bank of Hawaii Corp.	1,989	143,665
Bank OZK	5,332	233,275
BankUnited, Inc.	3,710	131,111
Banner Corp.	1,687	108,035
Berkshire Hills Bancorp, Inc.	2,208	60,124
BOK Financial Corp.	1,166	123,864
Brookline Bancorp, Inc.	4,491	50,524
Business First Bancshares, Inc.	1,167	30,564
Byline Bancorp, Inc.	1,392	37,459
Cadence Bank	8,970	299,867
Capitol Federal Financial, Inc.	6,127	39,488
Cathay General Bancorp.	3,496	160,746
Central Pacific Financial Corp.	630	16,972
City Holding Co.	746	86,984
Coastal Financial Corp.(a)	569	35,841
Columbia Banking System, Inc.	10,363	295,449
Columbia Financial, Inc.(a)	1,374	23,468
Comerica, Inc.	6,575	418,893
Commerce Bancshares, Inc.	6,375	398,437
Community Financial System, Inc.	2,641	161,471
Community Trust Bancorp, Inc.	804	41,647
ConnectOne Bancorp, Inc.	1,803	43,705
CrossFirst Bankshares, Inc.(a)	2,404	37,743
Cullen/Frost Bankers, Inc.	3,020	384,597
Customers Bancorp, Inc.(a)	1,452	66,981
CVB Financial Corp.	6,559	127,441
Dime Community Bancshares, Inc.	1,919	57,704
Eagle Bancorp, Inc.	1,490	39,053
East West Bancorp, Inc.	6,944	676,971
Eastern Bankshares, Inc.	10,008	163,431
Enterprise Financial Services Corp.	1,901	100,221
Equity Bancshares, Inc., Class A	704	29,913
FB Financial Corp.	1,797	88,412
First Bancorp.	2,024	84,401
First Bancorp.	8,162	157,363
First Bancshares, Inc. (The)	1,406	47,059
First Busey Corp.	2,960	71,958
First Commonwealth Financial Corp.	5,181	85,176
First Community Bankshares, Inc.	802	33,251
First Financial Bancorp.	4,828	123,500
First Financial Bankshares, Inc.	7,132	257,750
First Hawaiian, Inc.	6,453	159,647
First Horizon Corp.	27,058	468,915
First Interstate BancSystem, Inc., Class A	4,770	146,916
First Merchants Corp.	2,981	110,446
First Mid Bancshares, Inc.	1,113	42,461
Flagstar Financial, Inc.(b)	14,430	146,032
FNB Corp.	18,054	261,783
Fulton Financial Corp.	8,329	150,838
German American Bancorp, Inc.	1,478	59,844
Glacier Bancorp, Inc.	5,668	295,586

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Great Southern Bancorp, Inc.	453	$25,681
Hancock Whitney Corp.	4,270	222,382
HBT Financial, Inc.	680	14,525
Heartland Financial U.S.A., Inc.	2,093	124,533
Heritage Commerce Corp.	3,323	32,266
Heritage Financial Corp.	1,735	39,888
Hilltop Holdings, Inc.	2,341	71,705
Home BancShares, Inc.	9,832	268,315
Hope Bancorp, Inc.	5,856	72,556
Horizon Bancorp, Inc.	2,314	37,070
Independent Bank Corp.	2,105	132,404
Independent Bank Corp.	1,100	36,058
Independent Bank Group, Inc.	1,802	105,165
International Bancshares Corp.	2,698	165,279
Lakeland Financial Corp.	1,241	80,752
Live Oak Bancshares, Inc.	1,698	67,428
Mercantile Bank Corp.	810	34,717
Metrocity Bankshares, Inc.	1,059	31,325
National Bank Holdings Corp., Class A	1,895	85,199
NB Bancorp, Inc.(a)(b)	1,904	35,967
NBT Bancorp, Inc.	2,185	97,189
Nicolet Bankshares, Inc.	695	70,675
Northwest Bancshares, Inc.	6,206	82,478
OceanFirst Financial Corp.	2,899	52,762
OFG Bancorp.	2,292	92,299
Old National Bancorp.	15,915	306,523
Old Second Bancorp, Inc.	2,279	37,421
Origin Bancorp, Inc.	1,480	46,457
Pacific Premier Bancorp, Inc.	4,560	116,326
Park National Corp.	726	125,438
Pathward Financial, Inc.	1,270	89,865
Peoples Bancorp, Inc.	1,800	55,404
Pinnacle Financial Partners, Inc.	3,838	404,717
Popular, Inc.	3,549	316,677
Premier Financial Corp.	1,863	45,942
Prosperity Bancshares, Inc.	4,753	347,920
Provident Financial Services, Inc.	6,285	117,404
QCR Holdings, Inc.	826	65,337
Republic Bancorp, Inc., Class A	500	33,750
S&T Bancorp, Inc.	1,941	73,719
Sandy Spring Bancorp, Inc.	2,270	76,363
Seacoast Banking Corp. of Florida	4,270	114,009
ServisFirst Bancshares, Inc.	2,678	222,649
Simmons First National Corp., Class A	6,251	145,023
Southside Bancshares, Inc.	1,493	48,373
SouthState Corp.	3,815	372,077
Stellar Bancorp, Inc.	2,589	70,473
Stock Yards Bancorp, Inc.	1,335	86,081
Synovus Financial Corp.	7,377	367,891
Texas Capital Bancshares, Inc.(a)	2,348	180,679
Tompkins Financial Corp.	685	44,210
Towne Bank	3,554	115,576
TriCo Bancshares	1,630	69,650
Triumph Financial, Inc.(a)(b)	1,165	102,951
TrustCo Bank Corp.	940	31,001
Trustmark Corp.	2,876	99,855
UMB Financial Corp.	2,302	252,598
United Bankshares, Inc.	6,628	249,743
United Community Banks, Inc.	5,888	167,572
Univest Financial Corp.	1,554	43,248
Valley National Bancorp.	21,825	206,683
Veritex Holdings, Inc.	2,644	71,388

Security	Shares	Value

Banks (continued)
WaFd, Inc.	4,073	$138,401
Webster Financial Corp.	8,633	447,189
WesBanco, Inc.	3,000	94,350
Westamerica BanCorp.	1,274	65,636
Western Alliance Bancorp.	5,458	454,160
Wintrust Financial Corp.	3,261	377,917
WSFS Financial Corp.	2,929	144,019
Zions Bancorp N.A.	7,388	384,619

		18,151,517

Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS(a)	474	137,967
Coca-Cola Consolidated, Inc.	261	293,432
Duckhorn Portfolio, Inc. (The)(a)(b)	3,291	36,069
MGP Ingredients, Inc.	749	35,982
National Beverage Corp.	1,231	55,629
Vita Coco Co., Inc. (The)(a)(b)	1,906	56,437

		615,516

Biotechnology — 4.8%
89bio, Inc.(a)	4,336	33,734
Absci Corp.(a)(b)	4,132	15,867
ACADIA Pharmaceuticals, Inc.(a)	6,060	88,415
ADMA Biologics, Inc.(a)	11,533	188,103
Agios Pharmaceuticals, Inc.(a)	2,816	125,115
Akero Therapeutics, Inc.(a)	2,801	86,355
Alector, Inc.(a)	3,771	18,553
Alkermes PLC(a)(b)	8,396	215,777
ALX Oncology Holdings, Inc.(a)(b)	1,082	1,547
Amicus Therapeutics, Inc.(a)	13,205	150,801
AnaptysBio, Inc.(a)	694	15,011
Apellis Pharmaceuticals, Inc.(a)(b)	4,080	111,221
Apogee Therapeutics, Inc.(a)	1,070	55,683
Applied Therapeutics, Inc.(a)	3,110	27,492
Arcellx, Inc.(a)(b)	1,973	166,265
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,165	20,655
Arcus Biosciences, Inc.(a)	2,587	39,581
Ardelyx, Inc.(a)(b)	10,909	64,036
ArriVent Biopharma, Inc.(a)(b)	468	13,731
Arrowhead Pharmaceuticals, Inc.(a)	5,907	113,592
Astria Therapeutics, Inc.(a)	1,611	18,011
Aurinia Pharmaceuticals, Inc.(a)	6,837	49,295
Beam Therapeutics, Inc.(a)	3,520	77,123
Biohaven Ltd.(a)	4,050	201,528
Blueprint Medicines Corp.(a)(b)	3,080	269,531
Bridgebio Pharma, Inc.(a)(b)	6,019	140,905
Cabaletta Bio, Inc.(a)	1,881	6,678
Cargo Therapeutics, Inc.(a)(b)	763	14,878
Catalyst Pharmaceuticals, Inc.(a)	5,067	110,461
Celcuity, Inc.(a)(b)	677	10,493
Celldex Therapeutics, Inc.(a)	2,948	76,825
CG oncology, Inc.(a)	1,138	40,433
Cogent Biosciences, Inc.(a)(b)	3,787	43,513
Crinetics Pharmaceuticals, Inc.(a)	3,660	204,814
CRISPR Therapeutics AG(a)(b)	4,241	196,740
Cullinan Therapeutics, Inc.(a)	1,928	29,980
Cytokinetics, Inc.(a)(b)	5,801	295,851
Day One Biopharmaceuticals, Inc.(a)	2,950	43,424
Denali Therapeutics, Inc.(a)	6,078	157,785
Dianthus Therapeutics, Inc.(a)(b)	646	17,998
Disc Medicine, Inc.(a)	546	24,472
Dynavax Technologies Corp.(a)	6,580	77,973
Dyne Therapeutics, Inc.(a)	3,507	101,212
Exelixis, Inc.(a)	14,396	477,947

10	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Geron Corp.(a)(b)	25,237	$103,724
Gyre Therapeutics, Inc.(a)(b)	686	9,810
Halozyme Therapeutics, Inc.(a)	6,328	320,007
HilleVax, Inc.(a)(b)	1,043	1,888
Ideaya Biosciences, Inc.(a)	4,064	114,402
Immunome, Inc.(a)(b)	2,181	25,016
Immunovant, Inc.(a)	3,131	91,613
Insmed, Inc.(a)	8,055	541,940
Intellia Therapeutics, Inc.(a)(b)	4,677	66,507
Ionis Pharmaceuticals, Inc.(a)(b)	7,306	280,477
Iovance Biotherapeutics, Inc.(a)(b)	10,992	114,756
Ironwood Pharmaceuticals, Inc., Class A(a)	6,943	27,425
Keros Therapeutics, Inc.(a)(b)	1,341	77,832
Kiniksa Pharmaceuticals International PLC(a)	1,621	36,618
Korro Bio, Inc.(a)	228	13,110
Krystal Biotech, Inc.(a)(b)	1,257	216,870
Kura Oncology, Inc.(a)	2,616	43,739
Kymera Therapeutics, Inc.(a)(b)	2,168	100,097
Kyverna Therapeutics, Inc.(a)	812	3,881
Lyell Immunopharma, Inc.(a)	7,851	7,539
Madrigal Pharmaceuticals, Inc.(a)(b)	793	205,657
MannKind Corp.(a)	13,518	95,572
Mirum Pharmaceuticals, Inc.(a)	1,687	64,882
Myriad Genetics, Inc.(a)	4,469	98,139
Novavax, Inc.(a)(b)	6,211	59,688
Nuvalent, Inc., Class A(a)	1,647	145,743
Olema Pharmaceuticals, Inc.(a)(b)	1,323	15,254
ORIC Pharmaceuticals, Inc.(a)(b)	1,787	16,762
Perspective Therapeutics, Inc.(a)(b)	2,362	27,895
Praxis Precision Medicines, Inc.(a)(b)	772	54,032
Prime Medicine, Inc.(a)(b)	2,487	9,650
Protagonist Therapeutics, Inc.(a)	2,765	126,748
PTC Therapeutics, Inc.(a)	3,834	153,053
Recursion Pharmaceuticals, Inc., Class A(a)(b)	10,389	65,658
REGENXBIO, Inc.(a)	1,963	16,862
Relay Therapeutics, Inc.(a)	5,469	30,818
REVOLUTION Medicines, Inc.(a)	6,943	371,450
Rhythm Pharmaceuticals, Inc.(a)(b)	2,526	120,566
Rocket Pharmaceuticals, Inc.(a)	3,488	58,075
Roivant Sciences Ltd.(a)	21,463	247,898
Sage Therapeutics, Inc.(a)	2,159	13,127
Sana Biotechnology, Inc.(a)(b)	5,964	20,874
Savara, Inc.(a)	5,552	20,182
Scholar Rock Holding Corp.(a)	2,650	75,366
Shattuck Labs, Inc.(a)	1,869	2,355
Soleno Therapeutics, Inc.(a)	921	50,710
SpringWorks Therapeutics, Inc.(a)(b)	2,728	82,195
Spyre Therapeutics, Inc.(a)(b)	1,685	54,813
Stoke Therapeutics, Inc.(a)	1,911	23,620
Summit Therapeutics, Inc.(a)(b)	4,098	76,182
Syndax Pharmaceuticals, Inc.(a)	4,210	79,401
Tango Therapeutics, Inc.(a)	2,315	12,582
TG Therapeutics, Inc.(a)	7,143	179,004
Twist Bioscience Corp.(a)	2,716	109,618
Tyra Biosciences, Inc.(a)(b)	745	12,427
Ultragenyx Pharmaceutical, Inc.(a)	4,145	211,354
Vaxcyte, Inc.(a)	5,475	582,266
Vera Therapeutics, Inc., Class A(a)	1,832	73,976
Veracyte, Inc.(a)	3,808	128,482
Vericel Corp.(a)	2,420	106,577
Verve Therapeutics, Inc.(a)	3,203	18,353
Viking Therapeutics, Inc.(a)	5,182	375,902

Security	Shares	Value

Biotechnology (continued)
Vir Biotechnology, Inc.(a)	4,685	$35,091
Viridian Therapeutics, Inc.(a)	3,011	64,947
Xencor, Inc.(a)	3,511	73,766
Y-mAbs Therapeutics, Inc.(a)	1,364	19,792
Zentalis Pharmaceuticals, Inc.(a)	2,775	7,576
Zymeworks, Inc.(a)(b)	2,059	28,208

		10,959,803

Broadline Retail — 0.5%
Dillard’s, Inc., Class A	205	76,162
Etsy, Inc.(a)	5,842	300,513
Kohl’s Corp.	5,511	101,843
Macy’s, Inc.	13,683	209,897
Nordstrom, Inc.	5,371	121,438
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,072	282,102
Savers Value Village, Inc.(a)(b)	1,328	13,585

		1,105,540

Building Products — 1.9%
AAON, Inc.(b)	3,402	388,576
American Woodmark Corp.(a)	783	71,026
Apogee Enterprises, Inc.	1,092	81,725
Armstrong World Industries, Inc.	2,200	307,010
AZEK Co., Inc. (The), Class A(a)	7,256	319,264
AZZ, Inc.	1,431	109,014
CSW Industrials, Inc.	817	288,483
Fortune Brands Innovations, Inc.	6,282	523,479
Gibraltar Industries, Inc.(a)	1,505	101,572
Griffon Corp.	1,876	117,963
Hayward Holdings, Inc.(a)	7,118	115,739
Insteel Industries, Inc.	906	24,435
Janus International Group, Inc.(a)	5,620	41,363
JELD-WEN Holding, Inc.(a)	4,267	60,421
Masterbrand, Inc.(a)	6,289	112,950
Quanex Building Products Corp.	2,194	63,758
Resideo Technologies, Inc.(a)	7,298	143,552
Simpson Manufacturing Co., Inc.	2,122	381,514
Tecnoglass, Inc.(b)	1,154	79,084
Trex Co., Inc.(a)	5,422	384,149
UFP Industries, Inc.	3,068	375,339
Zurn Elkay Water Solutions Corp.	7,274	262,591

		4,353,007

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	1,609	311,985
Artisan Partners Asset Management, Inc., Class A	3,441	151,748
B Riley Financial, Inc.(b)	783	4,616
BGC Group, Inc., Class A	18,373	172,155
Blue Owl Capital, Inc., Class A	24,826	555,109
Brightsphere Investment Group, Inc.	1,415	37,342
Cohen & Steers, Inc.	1,322	130,574
Donnelley Financial Solutions, Inc.(a)	1,280	74,675
Evercore, Inc., Class A	1,812	478,676
Federated Hermes, Inc., Class B	4,208	168,867
Freedom Holding Corp.(a)(b)	867	93,983
Hamilton Lane, Inc., Class A	1,952	350,657
Houlihan Lokey, Inc., Class A	2,604	449,893
Invesco Ltd.	16,267	282,070
Janus Henderson Group PLC	6,462	266,945
Jefferies Financial Group, Inc.	8,130	520,158
MarketAxess Holdings, Inc.	1,887	546,136
Moelis & Co., Class A	3,456	229,478
Open Lending Corp.(a)	4,908	27,485
Perella Weinberg Partners, Class A	2,561	51,809

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Piper Sandler Cos.	766	$217,268
PJT Partners, Inc., Class A	1,148	159,526
SEI Investments Co.	5,596	418,357
StepStone Group, Inc., Class A	2,953	177,564
Stifel Financial Corp.	5,006	518,722
StoneX Group, Inc.(a)	1,375	123,805
TPG, Inc., Class A	4,205	284,595
Victory Capital Holdings, Inc., Class A	2,080	124,654
Virtu Financial, Inc., Class A	4,203	130,125
Virtus Investment Partners, Inc.	349	75,513
WisdomTree, Inc.	5,749	59,502

		7,193,992

Chemicals — 2.1%
AdvanSix, Inc.	1,365	38,725
Arcadium Lithium PLC(a)(b)	53,414	287,901
Ashland, Inc.	2,342	198,063
Aspen Aerogels, Inc.(a)(b)	3,012	53,734
Avient Corp.	4,552	212,169
Axalta Coating Systems Ltd.(a)	10,288	390,121
Balchem Corp.	1,601	267,895
Cabot Corp.	2,747	296,209
Chemours Co. (The)	7,457	135,419
Ecovyst, Inc.(a)	5,221	34,772
Element Solutions, Inc.	11,250	304,875
FMC Corp.	6,227	404,693
Ginkgo Bioworks Holdings, Inc.(a)(b)	1,888	14,387
Hawkins, Inc.	994	106,259
HB Fuller Co.	2,684	196,415
Huntsman Corp.	8,283	182,226
Ingevity Corp.(a)	1,658	69,288
Innospec, Inc.	1,241	133,755
Koppers Holdings, Inc.	1,012	34,418
Kronos Worldwide, Inc.	1,076	12,417
LSB Industries, Inc.(a)	2,356	19,319
Mativ Holdings, Inc.	2,697	41,669
Minerals Technologies, Inc.	1,609	121,142
NewMarket Corp.	355	186,364
Olin Corp.	5,935	243,513
Orion SA	2,804	42,032
Perimeter Solutions SA(a)	6,546	86,931
PureCycle Technologies, Inc.(a)(b)	4,879	63,525
Quaker Chemical Corp.	683	103,529
Scotts Miracle-Gro Co. (The)	2,138	185,963
Sensient Technologies Corp.	2,109	159,187
Stepan Co.	1,070	77,404
Tronox Holdings PLC	5,894	71,435

		4,775,754

Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	3,164	167,882
ACV Auctions, Inc., Class A(a)	7,360	127,254
Brady Corp., Class A, NVS	2,193	156,010
BrightView Holdings, Inc.(a)	2,102	34,431
Brink’s Co. (The)	2,214	227,577
Casella Waste Systems, Inc., Class A(a)	3,056	299,121
CECO Environmental Corp.(a)	1,522	36,224
Cimpress PLC(a)(b)	805	55,553
CoreCivic, Inc.(a)	5,481	75,693
Deluxe Corp.	2,049	38,439
Driven Brands Holdings, Inc.(a)(b)	3,020	44,847
Ennis, Inc.	1,230	25,043
Enviri Corp.(a)	3,874	29,675
GEO Group, Inc. (The)(a)	6,568	99,702

Security	Shares	Value

Commercial Services & Supplies (continued)
Healthcare Services Group, Inc.(a)	3,715	$40,753
HNI Corp.	2,352	115,907
Interface, Inc., Class A	2,853	49,842
Liquidity Services, Inc.(a)	1,221	26,349
Matthews International Corp., Class A	1,531	35,657
MillerKnoll, Inc.	3,546	79,289
Montrose Environmental Group, Inc.(a)(b)	1,622	42,772
MSA Safety, Inc.	1,848	306,676
OPENLANE, Inc.(a)	5,441	85,968
Pitney Bowes, Inc.	419	3,021
Steelcase, Inc., Class A	4,432	53,317
Stericycle, Inc.(a)	4,603	282,946
UniFirst Corp.	731	131,441
Vestis Corp.	6,449	87,190
Viad Corp.(a)	984	36,841
VSE Corp.(b)	877	89,998

		2,885,418

Communications Equipment — 0.5%
Calix, Inc.(a)	2,946	104,229
Ciena Corp.(a)	7,201	457,335
Digi International, Inc.(a)(b)	1,845	53,450
Extreme Networks, Inc.(a)	6,386	95,343
Harmonic, Inc.(a)	5,468	60,640
Infinera Corp.(a)(b)	10,523	70,715
Lumentum Holdings, Inc.(a)	3,340	213,326
NetScout Systems, Inc.(a)	3,353	70,514
Viasat, Inc.(a)	4,012	38,515
Viavi Solutions, Inc.(a)	10,963	101,079

		1,265,146

Construction & Engineering — 1.6%
Ameresco, Inc., Class A(a)(b)	1,610	49,540
API Group Corp.(a)	9,292	317,229
Arcosa, Inc.	2,422	226,796
Argan, Inc.	631	83,317
Centuri Holdings, Inc.(a)	687	12,895
Construction Partners, Inc., Class A(a)	2,184	171,946
Dycom Industries, Inc.(a)	1,466	255,568
Fluor Corp.(a)	8,479	443,282
Granite Construction, Inc.	2,205	185,330
IES Holdings, Inc.(a)	446	97,525
Limbach Holdings, Inc.(a)(b)	503	38,213
MasTec, Inc.(a)	3,050	374,814
MDU Resources Group, Inc.	9,335	269,315
MYR Group, Inc.(a)	844	110,564
Primoris Services Corp.	2,685	168,135
Sterling Infrastructure, Inc.(a)	1,562	241,251
Tutor Perini Corp.(a)	2,158	55,935
Valmont Industries, Inc.	984	306,693
WillScot Holdings Corp., Class A(a)(b)	9,577	317,382

		3,725,730

Construction Materials — 0.5%
Eagle Materials, Inc.	1,699	484,996
Knife River Corp.(a)	2,549	248,069
Summit Materials, Inc., Class A(a)	5,943	281,758
United States Lime & Minerals, Inc.	540	60,901

		1,075,724

Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	2,427	120,986
Credit Acceptance Corp.(a)(b)	292	124,100
Encore Capital Group, Inc.(a)(b)	1,145	52,304
Enova International, Inc.(a)	1,287	111,853

12	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
EZCORP, Inc., Class A, NVS(a)(b)	2,621	$30,115
FirstCash Holdings, Inc.	1,978	204,664
LendingClub Corp.(a)	5,620	79,692
LendingTree, Inc.(a)	557	31,766
Moneylion, Inc., Class A(a)	314	13,493
Navient Corp.	4,173	59,382
Nelnet, Inc., Class A	678	76,411
NerdWallet, Inc., Class A(a)(b)	1,877	27,573
OneMain Holdings, Inc.	5,657	280,983
PRA Group, Inc.(a)	1,847	37,235
PROG Holdings, Inc.	2,181	95,244
SLM Corp.	10,944	241,096
SoFi Technologies, Inc.(a)	51,871	579,399
Upstart Holdings, Inc.(a)(b)	3,794	184,692
World Acceptance Corp.(a)	192	21,907

		2,372,895

Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	1,634	74,184
Chefs’ Warehouse, Inc. (The)(a)	1,747	69,740
Grocery Outlet Holding Corp.(a)	4,782	68,383
Ingles Markets, Inc., Class A	735	46,937
Maplebear, Inc.(a)	7,286	321,313
PriceSmart, Inc.	1,265	105,096
SpartanNash Co.	1,774	37,325
Sprouts Farmers Market, Inc.(a)	5,010	643,434
United Natural Foods, Inc.(a)	2,983	60,674
Weis Markets, Inc.	798	50,186

		1,477,272

Containers & Packaging — 1.0%
AptarGroup, Inc.	3,276	550,073
Berry Global Group, Inc.	5,766	406,215
Graphic Packaging Holding Co.	15,232	430,456
Greif, Inc., Class A, NVS	1,251	78,113
Greif, Inc., Class B	154	10,307
Myers Industries, Inc.	1,746	20,568
O-I Glass, Inc.(a)	7,775	86,380
Pactiv Evergreen, Inc.	1,973	22,374
Ranpak Holdings Corp., Class A(a)	2,165	13,163
Sealed Air Corp.	7,145	258,506
Silgan Holdings, Inc.	4,104	212,341
Sonoco Products Co.	4,854	254,932
TriMas Corp.	2,072	55,633

		2,399,061

Distributors — 0.0%
A-Mark Precious Metals, Inc.	878	34,110
GigaCloud Technology, Inc., Class A(a)(b)	1,110	25,275

		59,385

Diversified Consumer Services — 1.2%
ADT, Inc.	14,891	107,215
Adtalem Global Education, Inc.(a)	1,876	151,806
Bright Horizons Family Solutions, Inc.(a)	2,849	380,256
Chegg, Inc.(a)	5,075	8,120
Coursera, Inc.(a)	5,615	39,024
Duolingo, Inc., Class A(a)	1,829	535,842
European Wax Center, Inc., Class A(a)	1,665	11,971
Frontdoor, Inc.(a)	3,881	192,847
Graham Holdings Co., Class B	169	142,518
Grand Canyon Education, Inc.(a)	1,398	191,680
H&R Block, Inc.	6,973	416,497
Laureate Education, Inc., Class A	6,662	114,453
Mister Car Wash, Inc.(a)	4,657	34,974

Security	Shares	Value

Diversified Consumer Services (continued)
OneSpaWorld Holdings Ltd.	4,677	$81,894
Perdoceo Education Corp.	3,237	72,347
Strategic Education, Inc.	1,107	96,265
Stride, Inc.(a)	2,115	197,287
Udemy, Inc.(a)	4,565	35,790
Universal Technical Institute, Inc.(a)	2,059	34,262

		2,845,048

Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	3,675	68,392
American Assets Trust, Inc.	2,441	65,785
Armada Hoffler Properties, Inc.	3,380	36,605
Broadstone Net Lease, Inc.	8,679	152,664
Empire State Realty Trust, Inc., Class A	6,766	71,719
Essential Properties Realty Trust, Inc.	8,759	277,573
Gladstone Commercial Corp.	2,015	31,726
Global Net Lease, Inc.	10,067	78,422

		782,886

Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)	592	19,228
Cogent Communications Holdings, Inc.	2,190	175,791
Consolidated Communications Holdings, Inc.(a)	3,910	18,123
Frontier Communications Parent, Inc.(a)	9,092	324,857
Globalstar, Inc.(a)	38,512	40,438
IDT Corp., Class B	1,006	47,212
Iridium Communications, Inc.	5,557	162,987
Liberty Global Ltd., Class A(a)	8,278	163,987
Liberty Global Ltd., Class C, NVS(a)(b)	8,384	172,878
Liberty Latin America Ltd., Class A(a)	1,555	15,223
Liberty Latin America Ltd., Class C, NVS(a)	5,671	54,895
Lumen Technologies, Inc.(a)(b)	49,566	316,727

		1,512,346

Electric Utilities — 1.0%
ALLETE, Inc.	2,878	183,933
Hawaiian Electric Industries, Inc.(a)	8,581	88,127
IDACORP, Inc.	2,506	259,321
MGE Energy, Inc.	1,809	163,696
OGE Energy Corp.	10,079	403,059
Otter Tail Corp.	2,071	162,615
Pinnacle West Capital Corp.	5,683	499,024
Portland General Electric Co.	5,134	243,352
TXNM Energy, Inc.	4,489	195,451

		2,198,578

Electrical Equipment — 1.1%
Acuity Brands, Inc.	1,544	464,265
Allient, Inc.	752	13,002
Atkore, Inc.	1,831	157,027
Bloom Energy Corp., Class A(a)(b)	10,118	97,133
ChargePoint Holdings, Inc., Class A(a)(b)	19,481	23,377
EnerSys	2,011	194,786
Fluence Energy, Inc., Class A(a)(b)	3,001	65,272
Generac Holdings, Inc.(a)	3,015	499,133
NEXTracker, Inc., Class A(a)	6,339	252,419
Plug Power, Inc.(a)(b)	37,895	74,274
Powell Industries, Inc.(b)	480	122,390
Preformed Line Products Co.	122	15,006
Sensata Technologies Holding PLC	7,516	258,100
SES AI Corp., Class A(a)	6,871	3,252
Sunrun, Inc.(a)(b)	11,080	160,106

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Thermon Group Holdings, Inc.(a)	1,664	$43,613
Vicor Corp.(a)	1,128	51,561

		2,494,716

Electronic Equipment, Instruments & Components — 2.7%
Advanced Energy Industries, Inc.	1,861	201,974
Arlo Technologies, Inc.(a)	4,730	48,057
Arrow Electronics, Inc.(a)(b)	2,663	316,018
Avnet, Inc.	4,529	245,517
Badger Meter, Inc.	1,462	292,473
Bel Fuse, Inc., Class B, NVS	515	38,841
Belden, Inc.	2,031	231,270
Benchmark Electronics, Inc.	1,778	76,987
Cognex Corp.	8,187	329,363
Coherent Corp.(a)(b)	7,477	691,174
Crane NXT Co.	2,820	153,041
CTS Corp.	1,508	74,631
ePlus, Inc.(a)(b)	1,326	117,948
Evolv Technologies Holdings, Inc., Class A(a)(b)	5,307	11,410
Fabrinet(a)	1,813	436,879
Insight Enterprises, Inc.(a)(b)	1,391	243,314
IPG Photonics Corp.(a)	1,537	124,436
Itron, Inc.(a)	2,274	254,142
Kimball Electronics, Inc.(a)	1,222	21,739
Knowles Corp.(a)	4,792	82,997
Littelfuse, Inc.	1,238	302,852
Mirion Technologies, Inc., Class A(a)	10,609	157,013
Napco Security Technologies, Inc.	1,768	68,033
Novanta, Inc.(a)	1,777	302,517
OSI Systems, Inc.(a)(b)	826	109,206
PAR Technology Corp.(a)	1,697	100,106
PC Connection, Inc.	633	40,290
Plexus Corp.(a)	1,370	197,417
Powerfleet, Inc.(a)(b)	5,054	25,422
Rogers Corp.(a)	866	86,843
Sanmina Corp.(a)	2,772	194,317
ScanSource, Inc.(a)	1,295	54,921
TTM Technologies, Inc.(a)	5,075	113,883
Vishay Intertechnology, Inc.	5,665	96,078
Vontier Corp.	7,688	285,071

		6,126,180

Energy Equipment & Services — 1.2%
Archrock, Inc.	7,939	158,939
Atlas Energy Solutions, Inc.	3,313	64,835
Bristow Group, Inc.(a)	964	31,976
Cactus, Inc., Class A	3,245	192,396
ChampionX Corp.	9,442	266,453
Core Laboratories, Inc.	2,344	44,302
Helix Energy Solutions Group, Inc.(a)	7,246	67,025
Helmerich & Payne, Inc.	4,918	165,245
Innovex International, Inc.(a)(b)	1,619	22,974
Kodiak Gas Services, Inc.	1,172	37,363
Liberty Energy, Inc., Class A	8,069	137,738
Nabors Industries Ltd.(a)	445	33,112
Newpark Resources, Inc.(a)	3,852	25,654
NOV, Inc.	19,609	304,136
Oceaneering International, Inc.(a)	5,031	122,756
Patterson-UTI Energy, Inc.	18,710	143,506
ProFrac Holding Corp., Class A(a)(b)	1,322	7,872
ProPetro Holding Corp.(a)	3,712	25,650
RPC, Inc.	4,817	27,361
Select Water Solutions, Inc., Class A	4,578	48,527
TETRA Technologies, Inc.(a)	6,099	20,432

Security	Shares	Value

Energy Equipment & Services (continued)
Tidewater, Inc.(a)	2,433	$146,150
Transocean Ltd.(a)(b)	38,969	169,125
Valaris Ltd.(a)	3,111	157,417
Weatherford International PLC	3,652	288,508

		2,709,452

Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(a)(b)	18,041	79,200
Atlanta Braves Holdings, Inc., Class A(a)	531	22,334
Atlanta Braves Holdings, Inc., Class C, NVS(a)	2,320	91,663
Cinemark Holdings, Inc.(a)	5,532	164,577
Endeavor Group Holdings, Inc., Class A(b)	9,241	272,517
IMAX Corp.(a)	2,237	54,359
Liberty Media Corp. - Liberty Live, Class A(a)	1,003	56,910
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	2,312	134,928
Lions Gate Entertainment Corp., Class A(a)	2,355	18,605
Lions Gate Entertainment Corp., Class B, NVS(a)	6,327	44,605
Madison Square Garden Entertainment Corp.(a)	2,028	84,588
Madison Square Garden Sports Corp., Class A(a)	839	186,845
Playtika Holding Corp.	3,472	27,186
Roku, Inc., Class A(a)	5,998	384,352
Sphere Entertainment Co., Class A(a)(b)	1,323	55,315
TKO Group Holdings, Inc., Class A(a)	3,522	411,264
Vivid Seats, Inc., Class A(a)(b)	3,827	15,576
Warner Music Group Corp., Class A	6,714	214,579

		2,319,403

Financial Services — 2.5%
Acacia Research Corp.(a)(b)	1,983	8,963
Affirm Holdings, Inc., Class A(a)(b)	11,366	498,399
AvidXchange Holdings, Inc.(a)	8,759	72,174
Cannae Holdings, Inc.	2,834	56,255
Cass Information Systems, Inc.	629	26,015
Compass Diversified Holdings	3,044	66,055
Enact Holdings, Inc.	1,476	50,317
Essent Group Ltd.	5,353	321,234
Euronet Worldwide, Inc.(a)	2,171	213,778
EVERTEC, Inc.	2,977	97,527
Federal Agricultural Mortgage Corp., Class C, NVS	467	85,587
Flywire Corp.(a)	4,804	83,686
HA Sustainable Infrastructure Capital, Inc.	5,529	193,460
I3 Verticals, Inc., Class A(a)(b)	1,111	25,542
International Money Express, Inc.(a)	1,562	27,476
Jackson Financial, Inc., Class A	3,081	307,946
Marqeta, Inc., Class A(a)	19,940	112,860
Merchants Bancorp.	1,007	37,199
MGIC Investment Corp.	13,304	333,132
Mr. Cooper Group, Inc.(a)	3,033	268,572
NCR Atleos Corp.(a)	3,562	93,253
NMI Holdings, Inc., Class A(a)	3,818	147,680
PennyMac Financial Services, Inc., Class A	1,411	140,648
Radian Group, Inc.	7,516	262,384
Remitly Global, Inc.(a)(b)	7,135	128,287
Repay Holdings Corp., Class A(a)	4,137	32,910
Rocket Cos., Inc., Class A(a)(b)	6,498	104,618
Shift4 Payments, Inc., Class A(a)	2,974	268,969
TFS Financial Corp.	2,757	35,427
Toast, Inc., Class A(a)	20,464	614,534
Voya Financial, Inc.	5,016	402,785
Walker & Dunlop, Inc.	1,676	183,304
Western Union Co. (The)	16,315	175,549
WEX, Inc.(a)(b)	2,085	359,871

		5,836,396

14	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.2%
B&G Foods, Inc.	3,942	$33,586
Cal-Maine Foods, Inc.	2,109	185,128
Darling Ingredients, Inc.(a)	7,917	309,634
Flowers Foods, Inc.	9,947	221,122
Fresh Del Monte Produce, Inc.	1,907	61,234
Freshpet, Inc.(a)	2,256	299,010
Hain Celestial Group, Inc. (The)(a)	4,355	38,019
Ingredion, Inc.	3,240	430,142
J & J Snack Foods Corp.	744	122,105
John B. Sanfilippo & Son, Inc.	437	36,057
Lancaster Colony Corp.	1,014	176,030
Mission Produce, Inc.(a)	2,172	25,630
Pilgrim’s Pride Corp.(a)	2,117	102,548
Post Holdings, Inc.(a)	2,707	295,632
Seaboard Corp.	13	35,958
Simply Good Foods Co. (The)(a)	4,505	151,638
Tootsie Roll Industries, Inc.	725	21,148
TreeHouse Foods, Inc.(a)	2,317	84,292
Utz Brands, Inc., Class A	3,358	57,825
Vital Farms, Inc.(a)	1,353	46,922
Westrock Coffee Co.(a)	1,461	9,701
WK Kellogg Co.	3,213	53,432

		2,796,793

Gas Utilities — 0.7%
Chesapeake Utilities Corp.	1,073	128,535
National Fuel Gas Co.	4,588	277,712
New Jersey Resources Corp.	4,915	225,549
Northwest Natural Holding Co.	1,895	73,696
ONE Gas, Inc.	2,604	185,587
Southwest Gas Holdings, Inc.	2,763	202,390
Spire, Inc.	2,862	182,767
UGI Corp.	10,456	250,003

		1,526,239

Ground Transportation — 0.9%
ArcBest Corp.	1,190	123,974
Avis Budget Group, Inc.	900	74,700
Covenant Logistics Group, Inc., Class A	414	20,949
FTAI Infrastructure, Inc.	5,111	41,246
Heartland Express, Inc.	2,579	27,866
Hertz Global Holdings, Inc.(a)(b)	6,478	18,009
Knight-Swift Transportation Holdings, Inc.	7,520	391,642
Landstar System, Inc.	1,783	313,398
Lyft, Inc., Class A(a)	17,355	225,094
Marten Transport Ltd.	2,869	44,412
RXO, Inc.(a)(b)	7,858	221,517
Ryder System, Inc.	2,182	319,183
Schneider National, Inc., Class B	2,593	73,330
Universal Logistics Holdings, Inc.	359	15,092
Werner Enterprises, Inc.	3,152	116,277

		2,026,689

Health Care Equipment & Supplies — 2.5%
Alphatec Holdings, Inc.(a)(b)	5,156	40,475
Artivion, Inc.(a)	1,855	48,842
AtriCure, Inc.(a)	2,380	78,968
Avanos Medical, Inc.(a)	2,328	43,487
Axonics, Inc.(a)	2,525	177,508
CONMED Corp.	1,517	103,520
DENTSPLY SIRONA, Inc.	10,292	238,466
Embecta Corp.	2,819	39,692
Enovis Corp.(a)	2,583	106,600
Envista Holdings Corp.(a)	8,546	179,210

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Establishment Labs Holdings, Inc.(a)(b)	1,236	$53,259
Glaukos Corp.(a)	2,632	348,082
Globus Medical, Inc., Class A(a)	5,625	413,663
Haemonetics Corp.(a)(b)	2,528	179,893
ICU Medical, Inc.(a)	1,062	181,315
Inari Medical, Inc.(a)	2,501	121,048
Inspire Medical Systems, Inc.(a)(b)	1,473	287,294
Integer Holdings Corp.(a)	1,664	206,752
Integra LifeSciences Holdings Corp.(a)	3,344	62,733
iRhythm Technologies, Inc.(a)	1,548	112,137
Lantheus Holdings, Inc.(a)	3,423	375,982
LeMaitre Vascular, Inc.	1,007	89,009
LivaNova PLC(a)	2,708	139,787
Masimo Corp.(a)	2,237	322,150
Merit Medical Systems, Inc.(a)	2,876	283,746
Neogen Corp.(a)(b)	10,842	154,824
Novocure Ltd.(a)	4,918	74,655
Omnicell, Inc.(a)	2,299	111,823
OrthoPediatrics Corp.(a)	793	21,038
Paragon 28, Inc.(a)(b)	1,927	10,213
Penumbra, Inc.(a)	1,857	425,012
PROCEPT BioRobotics Corp.(a)	2,305	207,450
QuidelOrtho Corp.(a)	2,489	94,706
RxSight, Inc.(a)	1,583	80,195
SI-BONE, Inc.(a)	1,901	26,234
STAAR Surgical Co.(a)	1,867	54,124
Tandem Diabetes Care, Inc.(a)	3,215	100,855
TransMedics Group, Inc.(a)(b)	1,625	133,201
Treace Medical Concepts, Inc.(a)	2,228	10,383
UFP Technologies, Inc.(a)	368	98,256
Varex Imaging Corp.(a)(b)	1,975	25,932

		5,862,519

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	4,550	194,239
Accolade, Inc.(a)	3,561	11,288
Addus HomeCare Corp.(a)	873	108,619
agilon health, Inc.(a)(b)	15,224	38,821
Amedisys, Inc.(a)	1,606	151,928
AMN Healthcare Services, Inc.(a)(b)	1,887	71,593
Astrana Health, Inc.(a)(b)	1,967	105,785
BrightSpring Health Services, Inc.(a)	2,638	39,491
Brookdale Senior Living, Inc.(a)	8,823	55,320
Castle Biosciences, Inc.(a)	1,328	46,042
Chemed Corp.	747	403,559
CorVel Corp.(a)	467	139,082
Cross Country Healthcare, Inc.(a)	1,675	19,112
Encompass Health Corp.	4,982	495,510
Ensign Group, Inc. (The)	2,817	436,607
Fulgent Genetics, Inc.(a)	946	20,292
Guardant Health, Inc.(a)	5,850	127,998
HealthEquity, Inc.(a)	4,274	364,358
Henry Schein, Inc.(a)	6,358	446,522
Hims & Hers Health, Inc., Class A(a)(b)	7,860	148,004
LifeStance Health Group, Inc.(a)	4,363	29,276
National HealthCare Corp.	728	84,470
National Research Corp., Class A	715	12,963
NeoGenomics, Inc.(a)	6,273	85,250
OPKO Health, Inc.(a)(b)	15,408	23,266
Option Care Health, Inc.(a)	8,698	200,402
Owens & Minor, Inc.(a)	3,396	43,163
PACS Group, Inc.(a)	1,186	50,618
Patterson Cos., Inc.	3,989	83,809

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Pediatrix Medical Group, Inc.(a)	4,318	$53,198
Premier, Inc., Class A	5,222	105,223
Privia Health Group, Inc.(a)	5,380	98,777
Progyny, Inc.(a)(b)	4,171	62,774
R1 RCM, Inc.(a)	7,690	109,659
RadNet, Inc.(a)	3,278	213,201
Select Medical Holdings Corp.	5,056	162,196
Surgery Partners, Inc.(a)	3,805	109,584
Talkspace, Inc.(a)	5,704	17,854
U.S. Physical Therapy, Inc.	756	60,616

		5,030,469

Health Care REITs — 0.7%
American Healthcare REIT, Inc.	4,248	112,997
CareTrust REIT, Inc.	6,996	228,559
Community Healthcare Trust, Inc.	1,312	24,613
Diversified Healthcare Trust	8,063	28,785
Global Medical REIT, Inc.	3,192	29,015
LTC Properties, Inc.	2,170	82,894
Medical Properties Trust, Inc.(b)	30,199	139,822
National Health Investors, Inc.	2,180	167,097
Omega Healthcare Investors, Inc.	12,219	518,941
Sabra Health Care REIT, Inc.	10,458	202,885
Universal Health Realty Income Trust	681	26,940

		1,562,548

Health Care Technology — 0.3%
Certara, Inc.(a)	5,394	55,019
Definitive Healthcare Corp., Class A(a)	2,626	10,898
Doximity, Inc., Class A(a)(b)	6,183	258,078
Evolent Health, Inc., Class A(a)(b)	5,720	133,562
GoodRx Holdings, Inc., Class A(a)(b)	3,908	23,917
HealthStream, Inc.	1,282	37,479
Phreesia, Inc.(a)	2,806	51,322
Schrodinger, Inc.(a)(b)	2,712	47,717
Simulations Plus, Inc.	794	21,613
Teladoc Health, Inc.(a)(b)	8,352	75,168

		714,773

Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	11,390	168,230
DiamondRock Hospitality Co.	10,122	86,746
Park Hotels & Resorts, Inc.	10,577	146,914
Pebblebrook Hotel Trust	5,815	69,664
RLJ Lodging Trust	7,534	66,676
Ryman Hospitality Properties, Inc.	2,912	311,730
Service Properties Trust	8,335	26,672
Summit Hotel Properties, Inc.	5,260	32,191
Sunstone Hotel Investors, Inc.	10,275	103,675
Xenia Hotels & Resorts, Inc.	5,079	71,969

		1,084,467

Hotels, Restaurants & Leisure — 3.2%
Accel Entertainment, Inc., Class A(a)	2,676	29,543
Aramark	12,879	487,213
Bally’s Corp.(a)(b)	1,148	20,033
BJ’s Restaurants, Inc.(a)(b)	941	34,902
Bloomin’ Brands, Inc.	3,939	65,348
Bowlero Corp., Class A(b)	1,083	11,231
Boyd Gaming Corp.	3,406	236,002
Brinker International, Inc.(a)	2,216	227,605
Caesars Entertainment, Inc.(a)	10,340	414,117
Cava Group, Inc.(a)(b)	3,534	472,001
Cheesecake Factory, Inc. (The)	2,409	111,344
Choice Hotels International, Inc.(b)	1,394	194,477

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	1,120	$53,278
Dave & Buster’s Entertainment, Inc.(a)	1,592	58,793
Dine Brands Global, Inc.	744	22,647
Dutch Bros, Inc., Class A(a)	3,895	129,002
Everi Holdings, Inc.(a)	4,144	55,240
First Watch Restaurant Group, Inc.(a)(b)	1,540	26,172
Golden Entertainment, Inc.	1,164	34,193
Hilton Grand Vacations, Inc.(a)	3,776	139,259
Hyatt Hotels Corp., Class A	2,201	320,135
Jack in the Box, Inc.	937	46,147
Krispy Kreme, Inc.	3,976	45,207
Kura Sushi U.S.A., Inc., Class A(a)(b)	285	28,449
Life Time Group Holdings, Inc.(a)	2,940	65,503
Light & Wonder, Inc., Class A(a)(b)	4,501	422,104
Marriott Vacations Worldwide Corp.	1,545	119,011
Monarch Casino & Resort, Inc.	665	52,209
Norwegian Cruise Line Holdings Ltd.(a)	21,256	538,627
Papa John’s International, Inc.	1,610	84,348
Penn Entertainment, Inc.(a)	6,815	134,596
Planet Fitness, Inc., Class A(a)(b)	4,324	339,520
Portillo’s, Inc., Class A(a)(b)	2,696	34,859
Red Rock Resorts, Inc., Class A	2,533	130,348
Rush Street Interactive, Inc., Class A(a)	3,483	37,686
Sabre Corp.(a)	18,853	60,330
Shake Shack, Inc., Class A(a)	1,880	228,740
Sweetgreen, Inc., Class A(a)	4,242	153,136
Target Hospitality Corp.(a)	1,853	13,823
Texas Roadhouse, Inc.	3,332	636,812
Travel + Leisure Co.	3,526	168,578
United Parks & Resorts, Inc.(a)	1,782	93,787
Vail Resorts, Inc.	1,890	313,154
Wendy’s Co. (The)	8,080	154,409
Wyndham Hotels & Resorts, Inc.	3,984	351,867

		7,395,785

Household Durables — 1.7%
Cavco Industries, Inc.(a)	397	162,689
Century Communities, Inc.	1,447	128,291
Champion Homes, Inc.(a)	2,842	250,750
Ethan Allen Interiors, Inc.	1,126	31,156
Green Brick Partners, Inc.(a)	1,587	109,519
Helen of Troy Ltd.(a)	1,208	76,889
Installed Building Products, Inc.	1,190	258,111
KB Home	3,345	262,582
La-Z-Boy, Inc.	2,111	80,324
Legacy Housing Corp.(a)	594	14,731
Leggett & Platt, Inc.	6,535	78,420
LGI Homes, Inc.(a)(b)	1,042	105,826
M/I Homes, Inc.(a)(b)	1,383	209,649
Meritage Homes Corp.	1,814	328,697
Mohawk Industries, Inc.(a)	2,660	357,158
Newell Brands, Inc.	19,650	172,920
Sonos, Inc.(a)	5,824	72,975
Taylor Morrison Home Corp., Class A(a)	4,967	340,239
Tempur Sealy International, Inc.	8,493	406,900
Tri Pointe Homes, Inc.(a)	4,612	186,463
Vizio Holding Corp., Class A(a)(b)	3,478	38,710
Whirlpool Corp.	2,724	281,961
Worthington Enterprises, Inc.	1,647	63,080

		4,018,040

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	490	16,807
Central Garden & Pet Co., Class A, NVS(a)(b)	2,528	73,666

16	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Energizer Holdings, Inc.	3,298	$105,767
Reynolds Consumer Products, Inc.	2,656	71,579
Spectrum Brands Holdings, Inc.	1,345	120,539
WD-40 Co.	676	177,159

		565,517

Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class A(a)	4,006	13,781
Clearway Energy, Inc., Class A	1,666	44,382
Clearway Energy, Inc., Class C	4,103	116,443
Montauk Renewables, Inc.(a)(b)	3,404	18,824
Ormat Technologies, Inc.	2,666	210,667
Sunnova Energy International, Inc.(a)(b)	5,428	32,948

		437,045

Industrial REITs — 1.1%
Americold Realty Trust, Inc.	13,057	335,304
EastGroup Properties, Inc.	2,388	409,017
First Industrial Realty Trust, Inc.	6,212	326,068
Innovative Industrial Properties, Inc.	1,405	181,512
LXP Industrial Trust	14,709	138,853
Plymouth Industrial REIT, Inc.	1,936	39,339
Rexford Industrial Realty, Inc.	10,090	432,760
STAG Industrial, Inc.	9,090	338,875
Terreno Realty Corp.	4,712	282,484

		2,484,212

Insurance — 3.1%
Ambac Financial Group, Inc.(a)	2,251	25,459
American Coastal Insurance Corp.(a)	1,246	15,139
AMERISAFE, Inc.	987	53,347
Assurant, Inc.	2,610	500,337
Assured Guaranty Ltd.	2,648	221,002
Axis Capital Holdings Ltd.	3,968	310,536
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	3,306	152,936
Brighthouse Financial, Inc.(a)	3,163	149,610
CNO Financial Group, Inc.	5,399	185,726
Employers Holdings, Inc.	1,020	49,694
Enstar Group Ltd.(a)	577	186,083
F&G Annuities & Life, Inc.	883	35,408
First American Financial Corp.	5,110	327,806
Globe Life, Inc.	4,616	487,450
Goosehead Insurance, Inc., Class A(a)	1,156	125,888
Hamilton Insurance Group Ltd., Class B(a)	892	15,539
Hanover Insurance Group, Inc. (The)	1,783	264,472
Horace Mann Educators Corp.	1,984	73,884
Kemper Corp.	3,077	191,605
Kinsale Capital Group, Inc.	1,104	472,633
Lemonade, Inc.(a)(b)	2,586	61,469
Lincoln National Corp.	8,412	292,317
Mercury General Corp.	1,349	91,233
Old Republic International Corp.	12,662	442,284
Oscar Health, Inc., Class A(a)(b)	8,346	140,213
Palomar Holdings, Inc.(a)	1,198	107,544
Primerica, Inc.	1,726	477,774
ProAssurance Corp.(a)	2,607	38,818
RLI Corp.	2,035	317,399
Root, Inc., Class A(a)(b)	413	28,245
Ryan Specialty Holdings, Inc., Class A	4,950	326,057
Safety Insurance Group, Inc.	740	57,916
Selective Insurance Group, Inc.	3,025	274,731
SiriusPoint Ltd.(a)	4,939	64,898
Skyward Specialty Insurance Group, Inc.(a)	1,514	66,934
Stewart Information Services Corp.	1,375	94,600

Security	Shares	Value

Insurance (continued)
Tiptree, Inc.	1,137	$23,206
Trupanion, Inc.(a)(b)	1,670	91,483
United Fire Group, Inc.	1,130	22,193
White Mountains Insurance Group Ltd.(b)	127	228,237

		7,092,105

Interactive Media & Services — 0.8%
Bumble, Inc., Class A(a)(b)	4,371	30,947
Cargurus, Inc., Class A(a)	4,299	133,355
Cars.com, Inc.(a)	3,141	50,225
EverQuote, Inc., Class A(a)	1,208	21,720
IAC, Inc.(a)	3,785	181,491
Match Group, Inc.(a)	13,250	477,397
MediaAlpha, Inc., Class A(a)	1,231	21,087
QuinStreet, Inc.(a)	2,597	54,537
Reddit, Inc., Class A(a)(b)	1,280	152,704
Rumble, Inc., Class A(a)(b)	4,215	24,616
Shutterstock, Inc.	1,231	39,503
Taboola.com Ltd.(a)	8,062	26,766
TripAdvisor, Inc.(a)	5,366	86,071
Trump Media & Technology Group Corp., Class A(a)(b)	2,128	75,203
Vimeo, Inc.(a)	7,579	36,152
Yelp, Inc.(a)	3,336	113,891
Ziff Davis, Inc.(a)	2,276	105,310
ZipRecruiter, Inc., Class A(a)	3,300	30,591
ZoomInfo Technologies, Inc., Class A(a)	14,171	156,589

		1,818,155

IT Services — 0.4%
ASGN, Inc.(a)	2,290	210,909
Core Scientific, Inc.(a)(b)	7,898	104,964
Couchbase, Inc.(a)	1,753	28,171
DigitalOcean Holdings, Inc.(a)	2,739	108,410
DXC Technology Co.(a)	8,921	177,171
Fastly, Inc., Class A(a)	6,242	45,130
Grid Dynamics Holdings, Inc., Class A(a)	2,895	46,088
Hackett Group, Inc. (The)	1,271	30,911
Kyndryl Holdings, Inc.(a)	11,360	260,030
Thoughtworks Holding, Inc.(a)(b)	3,964	17,600

		1,029,384

Leisure Products — 0.8%
Acushnet Holdings Corp.	1,456	89,253
Brunswick Corp.	3,361	268,006
Hasbro, Inc.	6,551	429,942
Malibu Boats, Inc., Class A(a)(b)	993	44,566
Mattel, Inc.(a)(b)	17,086	348,213
Peloton Interactive, Inc., Class A(a)(b)	17,497	148,724
Polaris, Inc.	2,659	185,891
Smith & Wesson Brands, Inc.	2,251	29,162
Sturm Ruger & Co., Inc.	842	33,107
Topgolf Callaway Brands Corp.(a)	7,130	69,232
Vista Outdoor, Inc.(a)	2,683	117,972
YETI Holdings, Inc.(a)(b)	4,261	150,030

		1,914,098

Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(a)	5,191	83,212
Azenta, Inc.(a)	2,235	91,836
BioLife Solutions, Inc.(a)(b)	1,830	42,822
Bio-Rad Laboratories, Inc., Class A(a)(b)	1,031	369,294
CryoPort, Inc.(a)(b)	2,322	15,464
Fortrea Holdings, Inc.(a)	4,096	68,895
Maravai LifeSciences Holdings, Inc., Class A(a)	5,619	41,637
Mesa Laboratories, Inc.	265	30,221

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
OmniAb, Inc.(a)	4,950	$20,245
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Quanterix Corp.(a)	1,802	23,813
Repligen Corp.(a)(b)	2,612	350,713
Sotera Health Co.(a)(b)	6,407	100,398
Standard BioTools, Inc.(a)	15,354	30,094

		1,268,644

Machinery — 4.0%
AGCO Corp.	3,113	310,802
Alamo Group, Inc.	494	83,753
Albany International Corp., Class A	1,553	105,480
Allison Transmission Holdings, Inc.	4,369	466,871
Astec Industries, Inc.	1,145	36,388
Atmus Filtration Technologies, Inc.	794	30,918
Barnes Group, Inc.	2,404	112,411
Chart Industries, Inc.(a)	2,127	256,771
Columbus McKinnon Corp.	1,457	46,347
Crane Co.	2,424	381,247
Donaldson Co., Inc.	5,991	438,302
Douglas Dynamics, Inc.	1,161	26,297
Energy Recovery, Inc.(a)	2,834	50,615
Enerpac Tool Group Corp., Class A	2,738	120,801
Enpro, Inc.	1,046	152,308
Esab Corp.(b)	2,826	347,711
Federal Signal Corp.	3,037	247,728
Flowserve Corp.	6,532	343,844
Franklin Electric Co., Inc.	1,991	190,559
Gates Industrial Corp. PLC(a)(b)	9,347	180,864
Gorman-Rupp Co. (The)	1,019	37,652
Greenbrier Cos., Inc. (The)	1,532	90,802
Helios Technologies, Inc.	1,615	74,500
Hillenbrand, Inc.	3,444	94,882
Hillman Solutions Corp.(a)	9,005	95,453
Hyster-Yale, Inc., Class A	580	36,813
ITT, Inc.	4,085	572,390
John Bean Technologies Corp.(b)	1,589	177,046
Kadant, Inc.(b)	584	194,507
Kennametal, Inc.	3,775	95,583
Lindsay Corp.	537	64,279
Middleby Corp. (The)(a)(b)	2,671	346,429
Miller Industries, Inc.	586	38,465
Mueller Industries, Inc.	5,493	450,261
Mueller Water Products, Inc., Class A	7,844	169,352
Nikola Corp.(a)(b)	1,860	7,310
Omega Flex, Inc.	169	8,639
Oshkosh Corp.	3,235	330,746
Proto Labs, Inc.(a)	1,158	31,729
RBC Bearings, Inc.(a)	1,428	400,340
REV Group, Inc.	2,137	56,631
SPX Technologies, Inc.(a)(b)	2,296	329,453
Standex International Corp.	581	106,834
Symbotic, Inc., Class A(a)(b)	1,225	34,043
Tennant Co.	944	82,657
Terex Corp.	3,349	173,177
Timken Co. (The)	3,350	278,050
Titan International, Inc.(a)	3,082	19,848
Toro Co. (The)	5,178	416,725
Trinity Industries, Inc.	4,031	138,183
Wabash National Corp.	2,207	38,490
Watts Water Technologies, Inc., Class A	1,359	259,012

		9,180,298

Security	Shares	Value

Marine Transportation — 0.3%
Genco Shipping & Trading Ltd.	2,007	$31,590
Kirby Corp.(a)	2,913	334,296
Matson, Inc.	1,699	263,158

		629,044

Media — 1.1%
Altice U.S.A., Inc., Class A(a)	10,862	26,395
Boston Omaha Corp., Class A(a)(b)	1,055	15,572
Cable One, Inc.	230	78,559
Cardlytics, Inc.(a)(b)	1,942	8,370
Clear Channel Outdoor Holdings, Inc.(a)	12,710	18,684
EchoStar Corp., Class A(a)	6,084	152,465
Gray Television, Inc.	4,585	26,180
Ibotta, Inc., Class A(a)	326	23,893
Integral Ad Science Holding Corp.(a)	3,583	42,423
John Wiley & Sons, Inc., Class A	2,212	109,052
Liberty Broadband Corp., Class A(a)	852	68,356
Liberty Broadband Corp., Class C, NVS(a)	5,405	436,832
Magnite, Inc.(a)	6,178	77,101
New York Times Co. (The), Class A	7,778	434,323
Nexstar Media Group, Inc., Class A	1,550	272,676
Paramount Global, Class A(b)	277	6,064
Paramount Global, Class B, NVS	27,954	305,817
PubMatic, Inc., Class A(a)	2,111	31,042
Scholastic Corp.	1,144	28,405
Sinclair, Inc., Class A	1,663	28,720
Stagwell, Inc., Class A(a)	4,444	27,597
TechTarget, Inc.(a)	1,341	38,815
TEGNA, Inc.	8,302	136,402
Thryv Holdings, Inc.(a)	1,605	23,080

		2,416,823

Metals & Mining — 1.8%
Alcoa Corp.	12,252	491,183
Alpha Metallurgical Resources, Inc.	549	114,357
Arch Resources, Inc., Class A	876	128,562
ATI, Inc.(a)	6,224	328,067
Carpenter Technology Corp.	2,453	366,723
Century Aluminum Co.(a)	2,531	44,672
Cleveland-Cliffs, Inc.(a)	23,620	306,588
Coeur Mining, Inc.(a)(b)	19,944	128,439
Commercial Metals Co.	5,707	307,037
Compass Minerals International, Inc.	1,737	21,382
Haynes International, Inc.	605	36,518
Hecla Mining Co.	29,342	190,430
Ivanhoe Electric, Inc.(a)(b)	3,974	40,336
Kaiser Aluminum Corp.	783	58,146
Materion Corp.	1,021	103,764
McEwen Mining, Inc.(a)(b)	2,029	19,296
Metallus, Inc.(a)	1,935	27,264
MP Materials Corp., Class A(a)(b)	4,700	84,553
Radius Recycling, Inc., Class A	1,326	21,468
Ramaco Resources, Inc., Class A	1,331	13,510
Royal Gold, Inc.	3,287	480,099
Ryerson Holding Corp.	1,513	32,968
SunCoke Energy, Inc.	4,229	43,601
United States Steel Corp.	11,123	432,128
Warrior Met Coal, Inc.	2,589	163,443
Worthington Steel, Inc.	1,590	60,802

		4,045,336

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AGNC Investment Corp.	37,884	352,700
Annaly Capital Management, Inc.	24,894	473,235

18	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Apollo Commercial Real Estate Finance, Inc.	6,554	$58,265
Arbor Realty Trust, Inc.	8,647	127,457
ARMOUR Residential REIT, Inc.	2,461	46,144
Blackstone Mortgage Trust, Inc., Class A	8,275	150,688
BrightSpire Capital, Inc., Class A	6,434	39,119
Chimera Investment Corp.	3,990	60,249
Claros Mortgage Trust, Inc.	5,121	32,211
Dynex Capital, Inc.	3,504	42,784
Ellington Financial, Inc.	3,883	46,945
Franklin BSP Realty Trust, Inc.	4,100	53,341
KKR Real Estate Finance Trust, Inc.	2,918	33,820
Ladder Capital Corp., Class A	5,945	67,832
MFA Financial, Inc.	5,124	62,974
New York Mortgage Trust, Inc.	4,539	26,190
PennyMac Mortgage Investment Trust	4,306	58,045
Ready Capital Corp.	8,031	55,012
Redwood Trust, Inc.	6,575	48,129
Rithm Capital Corp.	25,561	270,691
Starwood Property Trust, Inc.	15,732	310,550
TPG RE Finance Trust, Inc.	2,816	24,809
Two Harbors Investment Corp.	5,201	59,811

		2,501,001

Multi-Utilities — 0.2%
Avista Corp.	3,866	144,898
Black Hills Corp.	3,428	202,903
Northwestern Energy Group, Inc.	2,883	154,125
Unitil Corp.	809	46,833

		548,759

Office REITs — 0.9%
Brandywine Realty Trust	8,388	42,527
COPT Defense Properties	5,579	179,644
Cousins Properties, Inc.	7,062	216,309
Douglas Emmett, Inc.	8,038	142,996
Easterly Government Properties, Inc.	4,884	66,227
Equity Commonwealth(a)	5,289	104,669
Highwoods Properties, Inc.	5,244	175,884
Hudson Pacific Properties, Inc.	6,306	27,242
JBG SMITH Properties	4,269	72,573
Kilroy Realty Corp.	5,769	232,029
Paramount Group, Inc.	9,205	44,644
Peakstone Realty Trust, Class E	1,789	23,472
Piedmont Office Realty Trust, Inc., Class A	6,278	62,403
SL Green Realty Corp.	3,235	244,598
Vornado Realty Trust	8,579	355,257

		1,990,474

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	16,901	242,867
Berry Corp.	3,594	18,042
California Resources Corp.	2,939	152,740
Centrus Energy Corp., Class A(a)(b)	691	71,733
Chord Energy Corp.	3,061	382,931
Civitas Resources, Inc.	3,648	177,986
Clean Energy Fuels Corp.(a)(b)	8,653	24,488
CNX Resources Corp.(a)(b)	7,643	260,091
Comstock Resources, Inc.	4,327	50,020
CONSOL Energy, Inc.	1,371	152,071
Crescent Energy Co., Class A	7,250	90,118
CVR Energy, Inc.	1,747	27,777
Delek U.S. Holdings, Inc.	3,144	49,266
Dorian LPG Ltd.	1,861	53,690
DT Midstream, Inc.	4,814	433,982

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Granite Ridge Resources, Inc.	2,818	$16,711
Green Plains, Inc.(a)	2,915	35,650
Gulfport Energy Corp.(a)	631	87,356
HighPeak Energy, Inc.(b)	777	9,946
International Seaways, Inc.	1,737	75,629
Kinetik Holdings, Inc., Class A	898	43,706
Kosmos Energy Ltd.(a)	23,597	88,725
Magnolia Oil & Gas Corp., Class A	8,576	216,801
Matador Resources Co.	5,882	306,511
Murphy Oil Corp.	7,649	240,791
New Fortress Energy, Inc., Class A(b)	5,496	46,221
NextDecade Corp.(a)(b)	4,118	24,049
Northern Oil & Gas, Inc.	4,659	168,889
Par Pacific Holdings, Inc.(a)	2,902	44,836
PBF Energy, Inc., Class A	5,173	147,534
Peabody Energy Corp.	5,985	157,226
Permian Resources Corp., Class A	31,356	427,382
Range Resources Corp.(b)	11,912	357,717
REX American Resources Corp.(a)	796	35,605
Riley Exploration Permian, Inc.	418	11,165
SandRidge Energy, Inc.	1,684	18,676
Sitio Royalties Corp., Class A	4,005	89,271
SM Energy Co.	5,733	240,614
Talos Energy, Inc.(a)	6,164	62,996
Uranium Energy Corp.(a)	18,737	139,029
VAALCO Energy, Inc.	5,204	27,789
Vital Energy, Inc.(a)	1,227	33,460
Vitesse Energy, Inc.	1,277	31,759
World Kinect Corp.	3,017	78,895

		5,452,741

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	831	20,933
Louisiana-Pacific Corp.	3,200	316,480
Mercer International, Inc.	1,978	12,897
Sylvamo Corp.	1,758	149,465

		499,775

Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	6,385	305,905
Allegiant Travel Co.	775	50,383
American Airlines Group, Inc.(a)(b)	30,271	405,631
Frontier Group Holdings, Inc.(a)(b)	4,264	25,925
JetBlue Airways Corp.(a)	16,135	91,970
Joby Aviation, Inc., Class A(a)(b)	21,410	102,768
SkyWest, Inc.(a)	1,989	189,353
Sun Country Airlines Holdings, Inc.(a)	2,010	28,241
Wheels Up Experience, Inc., Class A(a)(b)	4,307	8,786

		1,208,962

Personal Care Products — 0.4%
BellRing Brands, Inc.(a)(b)	6,496	427,632
Edgewell Personal Care Co.	2,441	85,313
elf Beauty, Inc.(a)	2,646	278,491
Herbalife Ltd.(a)	4,898	36,980
Interparfums, Inc.	912	110,416
Nu Skin Enterprises, Inc., Class A	2,515	15,568
Olaplex Holdings, Inc.(a)(b)	6,538	11,637
USANA Health Sciences, Inc.(a)(b)	565	20,871

		986,908

Pharmaceuticals — 1.7%
Amneal Pharmaceuticals, Inc., Class A(a)	6,306	53,412
Amphastar Pharmaceuticals, Inc.(a)	1,896	95,805
ANI Pharmaceuticals, Inc.(a)	904	51,750

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Arvinas, Inc.(a)	2,516	$66,498
Avadel Pharmaceuticals PLC(a)	4,677	72,353
Axsome Therapeutics, Inc.(a)(b)	1,969	175,300
Cassava Sciences, Inc.(a)(b)	2,251	58,087
Catalent, Inc.(a)	8,992	526,931
Collegium Pharmaceutical, Inc.(a)	1,602	54,692
Corcept Therapeutics, Inc.(a)	4,900	239,953
Elanco Animal Health, Inc.(a)	24,577	310,653
Enliven Therapeutics, Inc.(a)(b)	1,252	34,868
Evolus, Inc.(a)	2,465	40,229
EyePoint Pharmaceuticals, Inc.(a)	1,819	21,391
Harmony Biosciences Holdings, Inc.(a)	1,596	51,280
Innoviva, Inc.(a)	2,733	53,458
Intra-Cellular Therapies, Inc.(a)	4,883	413,834
Jazz Pharmaceuticals PLC(a)	3,130	344,394
Ligand Pharmaceuticals, Inc.(a)	909	96,081
Liquidia Corp.(a)(b)	2,326	25,237
Longboard Pharmaceuticals, Inc.(a)	1,263	75,426
Neumora Therapeutics, Inc.(a)	3,538	40,510
Nuvation Bio, Inc., Class A(a)	6,827	15,088
Organon & Co.	12,746	239,370
Pacira BioSciences, Inc.(a)	2,266	37,616
Perrigo Co. PLC	6,792	174,079
Phathom Pharmaceuticals, Inc.(a)(b)	1,677	28,761
Pliant Therapeutics, Inc.(a)	2,175	30,602
Prestige Consumer Healthcare, Inc.(a)	2,445	180,319
Scilex Holding Co. (Acquired 01/09/23, cost $19,912)(a)(d)	3,943	3,690
Supernus Pharmaceuticals, Inc.(a)(b)	2,663	90,728
Tarsus Pharmaceuticals, Inc.(a)	1,202	53,477
Tilray Brands, Inc.(a)(b)	42,153	69,131
WaVe Life Sciences Ltd.(a)	4,637	63,573

		3,888,576

Professional Services — 2.8%
Alight, Inc., Class A(a)(b)	20,790	144,075
Barrett Business Services, Inc.	1,268	45,889
CACI International, Inc., Class A(a)	1,111	613,894
CBIZ, Inc.(a)	2,335	160,952
Clarivate PLC(a)(b)	19,085	125,961
Concentrix Corp.	2,208	93,862
Conduent, Inc.(a)	7,919	28,508
CRA International, Inc.	326	59,378
CSG Systems International, Inc.	1,417	66,046
Dun & Bradstreet Holdings, Inc.	13,382	159,112
ExlService Holdings, Inc.(a)	8,057	335,735
Exponent, Inc.	2,518	237,649
First Advantage Corp.(a)	2,516	45,590
Franklin Covey Co.(a)	588	23,408
FTI Consulting, Inc.(a)	1,769	345,096
Genpact Ltd.	7,763	296,314
Heidrick & Struggles International, Inc.	1,015	39,646
Huron Consulting Group, Inc.(a)	891	103,115
ICF International, Inc.	942	158,812
Insperity, Inc.	1,800	141,786
KBR, Inc.	6,722	450,441
Kelly Services, Inc., Class A, NVS	1,596	31,904
Kforce, Inc.	941	54,380
Korn Ferry	2,495	176,272
Legalzoom.com, Inc.(a)	5,813	41,737
ManpowerGroup, Inc.	2,404	151,091
Maximus, Inc.	3,036	262,432
NV5 Global, Inc.(a)(b)	2,840	64,894

Security	Shares	Value

Professional Services (continued)
Parsons Corp.(a)	2,341	$253,203
Paycor HCM, Inc.(a)	3,987	60,164
Paylocity Holding Corp.(a)	2,174	401,255
Robert Half, Inc.	5,228	356,079
Science Applications International Corp.	2,544	367,074
Sterling Check Corp.(a)	1,463	24,491
TriNet Group, Inc.	1,599	135,739
UL Solutions, Inc., Class A	1,955	101,582
Upwork, Inc.(a)	6,014	81,550
Verra Mobility Corp., Class A(a)	8,276	214,928

		6,454,044

Real Estate Management & Development — 1.0%
Anywhere Real Estate, Inc.(a)	4,735	18,277
Compass, Inc., Class A(a)	18,695	118,713
Cushman & Wakefield PLC(a)	7,919	107,302
DigitalBridge Group, Inc., Class A(b)	7,856	123,261
eXp World Holdings, Inc.	3,962	52,774
Forestar Group, Inc.(a)	943	29,771
FRP Holdings, Inc.(a)	663	19,227
Howard Hughes Holdings, Inc.(a)	1,551	117,938
Jones Lang LaSalle, Inc.(a)	2,368	641,633
Kennedy-Wilson Holdings, Inc.	5,362	57,320
Marcus & Millichap, Inc.	1,241	46,959
Newmark Group, Inc., Class A	7,045	105,605
Opendoor Technologies, Inc., Class A(a)(b)	28,614	50,074
Redfin Corp.(a)(b)	5,912	61,307
St. Joe Co. (The)	1,898	98,127
Zillow Group, Inc., Class A(a)	2,675	155,284
Zillow Group, Inc., Class C, NVS(a)(b)	8,085	485,828

		2,289,400

Residential REITs — 0.2%
Apartment Investment & Management Co., Class A(a)	6,089	51,391
Centerspace	738	51,409
Elme Communities	4,338	73,182
Independence Realty Trust, Inc.	11,214	220,019
NexPoint Residential Trust, Inc.	1,097	45,690
UMH Properties, Inc.	3,297	61,489
Veris Residential, Inc.	3,945	64,974

		568,154

Retail REITs — 1.4%
Acadia Realty Trust	5,160	126,368
Agree Realty Corp.	4,683	347,713
Alexander’s, Inc.	109	24,746
Brixmor Property Group, Inc.	14,979	403,684
CBL & Associates Properties, Inc.	757	20,023
Federal Realty Investment Trust	4,159	460,984
Getty Realty Corp.	2,501	78,506
InvenTrust Properties Corp.	3,868	113,913
Kite Realty Group Trust	10,948	281,035
Macerich Co. (The)	10,689	199,884
NETSTREIT Corp.	3,672	56,916
NNN REIT, Inc.	9,128	396,520
Phillips Edison & Co., Inc.	6,086	230,112
Retail Opportunity Investments Corp.	6,133	95,061
Saul Centers, Inc.	618	24,189
SITE Centers Corp.	2,479	39,540
Tanger, Inc.	5,395	179,276
Urban Edge Properties	5,792	128,814
Whitestone REIT	2,334	32,163

		3,239,447

20	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(a)	6,144	$128,041
Alpha & Omega Semiconductor Ltd.(a)	1,169	38,624
Ambarella, Inc.(a)	2,030	114,066
Amkor Technology, Inc.	5,889	149,875
Axcelis Technologies, Inc.(a)	1,621	138,287
Cirrus Logic, Inc.(a)	2,695	295,965
Cohu, Inc.(a)	2,312	57,615
Credo Technology Group Holding Ltd.(a)	6,668	251,384
Diodes, Inc.(a)	2,294	134,153
FormFactor, Inc.(a)	3,895	147,932
Ichor Holdings Ltd.(a)	1,637	44,625
Impinj, Inc.(a)(b)	1,122	213,169
indie Semiconductor, Inc., Class A(a)(b)	7,565	25,040
Kulicke & Soffa Industries, Inc.	2,665	119,552
Lattice Semiconductor Corp.(a)	6,876	348,338
MACOM Technology Solutions Holdings, Inc.(a)	2,845	319,778
MaxLinear, Inc.(a)	3,866	50,142
MKS Instruments, Inc.	2,908	288,852
Navitas Semiconductor Corp.(a)(b)	5,975	14,758
Onto Innovation, Inc.(a)	2,453	486,503
PDF Solutions, Inc.(a)	1,513	42,848
Penguin Solutions, Inc.(a)	2,620	39,431
Photronics, Inc.(a)	2,967	67,648
Power Integrations, Inc.	2,839	171,561
Rambus, Inc.(a)(b)	5,409	258,658
Semtech Corp.(a)(b)	3,741	165,315
Silicon Laboratories, Inc.(a)	1,587	164,826
SiTime Corp.(a)	910	153,799
SolarEdge Technologies, Inc.(a)	2,892	49,337
Synaptics, Inc.(a)	1,964	134,868
Ultra Clean Holdings, Inc.(a)	2,203	73,690
Universal Display Corp.	2,355	424,653
Veeco Instruments, Inc.(a)	2,833	81,534
Wolfspeed, Inc.(a)	5,806	77,278

		5,272,145

Software — 5.7%
A10 Networks, Inc.	3,446	50,484
ACI Worldwide, Inc.(a)	5,272	259,382
Adeia, Inc.	5,439	67,607
Agilysys, Inc.(a)	1,156	115,646
Alarm.com Holdings, Inc.(a)(b)	2,446	130,445
Alkami Technology, Inc.(a)	2,268	83,031
Altair Engineering, Inc., Class A(a)(b)	2,819	293,148
Amplitude, Inc., Class A(a)(b)	3,661	32,912
Appfolio, Inc., Class A(a)	1,075	223,460
Appian Corp., Class A(a)	1,686	60,275
Asana, Inc., Class A(a)(b)	4,349	51,927
Aurora Innovation, Inc., Class A(a)(b)	48,772	253,371
AvePoint, Inc., Class A(a)	4,517	54,836
BILL Holdings, Inc.(a)	4,893	285,555
Blackbaud, Inc.(a)	2,109	159,251
BlackLine, Inc.(a)	2,534	140,308
Blend Labs, Inc., Class A(a)(b)	8,555	31,055
Box, Inc., Class A(a)(b)	7,245	230,101
Braze, Inc., Class A(a)	2,984	93,877
C3.ai, Inc., Class A(a)(b)	5,540	136,450
CCC Intelligent Solutions Holdings, Inc.(a)(b)	16,251	169,173
Cleanspark, Inc.(a)(b)	10,931	115,978
Clear Secure, Inc., Class A	3,942	144,987
Clearwater Analytics Holdings, Inc., Class A(a)	6,589	172,039
CommVault Systems, Inc.(a)	2,181	340,650
Confluent, Inc., Class A(a)	11,375	297,684

Security	Shares	Value

Software (continued)
Dolby Laboratories, Inc., Class A	2,938	$214,180
DoubleVerify Holdings, Inc.(a)	7,281	124,141
Dropbox, Inc., Class A(a)	11,896	307,512
E2open Parent Holdings, Inc., Class A(a)(b)	9,227	27,035
Elastic NV(a)	4,260	341,780
Enfusion, Inc., Class A(a)	2,384	21,241
Envestnet, Inc.(a)(b)	2,639	165,676
EverCommerce, Inc.(a)	1,100	11,572
Five9, Inc.(a)	3,627	107,105
Freshworks, Inc., Class A(a)	9,105	106,529
Gitlab, Inc., Class A(a)	5,777	310,514
Guidewire Software, Inc.(a)	4,159	774,655
HashiCorp, Inc., Class A(a)	7,449	252,223
Hut 8 Corp.(a)(b)	4,020	63,476
Informatica, Inc., Class A(a)	6,644	181,381
Instructure Holdings, Inc.(a)(b)	1,054	24,811
Intapp, Inc.(a)	2,154	108,066
InterDigital, Inc.	1,256	188,953
Jamf Holding Corp.(a)(b)	2,716	45,194
JFrog Ltd.(a)(b)	3,949	115,232
Klaviyo, Inc., Class A(a)(b)	1,848	70,279
LiveRamp Holdings, Inc.(a)	3,219	80,572
MARA Holdings, Inc.(a)(b)	13,369	224,198
Matterport, Inc., Class A(a)	13,572	61,888
Meridianlink, Inc.(a)	1,190	26,132
Mitek Systems, Inc.(a)	2,196	18,864
N-able, Inc.(a)	3,605	44,089
nCino, Inc.(a)	3,744	139,651
NCR Voyix Corp.(a)	7,354	94,205
NextNav, Inc.(a)(b)	1,846	21,451
Olo, Inc., Class A(a)	5,072	25,411
Pagaya Technologies Ltd., Class A(a)(b)	1,464	16,865
PagerDuty, Inc.(a)(b)	4,572	82,570
Pegasystems, Inc.	2,083	165,474
Progress Software Corp.	2,152	137,922
PROS Holdings, Inc.(a)	2,164	42,847
Q2 Holdings, Inc.(a)	2,907	246,107
Qualys, Inc.(a)	1,834	218,686
Rapid7, Inc.(a)	3,068	124,009
RingCentral, Inc., Class A(a)	3,901	140,475
Riot Platforms, Inc.(a)(b)	14,278	131,929
Rubrik, Inc., Class A(a)(b)	1,158	47,779
Samsara, Inc., Class A(a)(b)	9,767	466,765
SEMrush Holdings, Inc., Class A(a)(b)	1,563	20,491
SentinelOne, Inc., Class A(a)(b)	13,499	348,139
Smartsheet, Inc., Class A(a)	6,841	385,969
SolarWinds Corp.	2,422	31,680
Sprinklr, Inc., Class A(a)	5,795	43,057
Sprout Social, Inc., Class A(a)	2,483	65,775
SPS Commerce, Inc.(a)	1,818	299,970
Tenable Holdings, Inc.(a)	5,929	234,848
Teradata Corp.(a)	4,833	155,768
Terawulf, Inc.(a)	14,782	96,379
UiPath, Inc., Class A(a)	21,978	271,648
Varonis Systems, Inc.(a)	5,530	278,546
Verint Systems, Inc.(a)	3,039	64,731
Vertex, Inc., Class A(a)	2,448	101,616
Weave Communications, Inc.(a)	1,868	26,189
Workiva, Inc., Class A(a)	2,548	203,228
Yext, Inc.(a)(b)	5,772	41,789

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zeta Global Holdings Corp., Class A(a)	9,061	$250,808
Zuora, Inc., Class A(a)	6,980	69,102

		13,102,809

Specialized REITs — 1.0%
CubeSmart	11,177	534,708
EPR Properties	3,776	171,317
Farmland Partners, Inc.	2,256	26,418
Four Corners Property Trust, Inc.	4,578	126,170
Lamar Advertising Co., Class A	4,347	573,804
National Storage Affiliates Trust	3,476	146,513
Outfront Media, Inc.	7,053	125,261
PotlatchDeltic Corp.	3,985	165,656
Rayonier, Inc.	6,694	209,054
Safehold, Inc.	2,335	49,689
Uniti Group, Inc.	12,055	61,119

		2,189,709

Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A(a)	2,487	327,762
Academy Sports & Outdoors, Inc.	3,665	186,402
Advance Auto Parts, Inc.	2,963	105,750
American Eagle Outfitters, Inc.	9,084	177,956
Arhaus, Inc., Class A	2,576	21,845
Arko Corp., Class A	3,759	24,997
Asbury Automotive Group, Inc.(a)(b)	1,005	228,979
AutoNation, Inc.(a)	1,330	206,775
Bath & Body Works, Inc.	11,118	315,529
Beyond, Inc.(a)	1,991	12,762
Boot Barn Holdings, Inc.(a)	1,514	188,569
Buckle, Inc. (The)	1,593	67,798
Caleres, Inc.	1,757	52,446
Camping World Holdings, Inc., Class A	2,169	43,510
Carvana Co., Class A(a)	5,720	1,414,613
Chewy, Inc., Class A(a)	7,620	205,511
Five Below, Inc.(a)	2,725	258,303
Foot Locker, Inc.	4,169	96,679
GameStop Corp., Class A(a)(b)	19,255	427,076
Gap, Inc. (The)	11,169	231,980
Group 1 Automotive, Inc.	674	245,552
Guess?, Inc.	1,507	25,604
Haverty Furniture Cos., Inc.	642	14,220
Leslie’s, Inc.(a)	8,942	24,054
Lithia Motors, Inc., Class A	1,371	455,679
MarineMax, Inc.(a)	1,030	30,004
Monro, Inc.	1,459	39,991
Murphy U.S.A., Inc.	999	487,962
National Vision Holdings, Inc.(a)(b)	3,910	40,664
ODP Corp. (The)(a)	1,800	55,854
Revolve Group, Inc., Class A(a)(b)	1,953	48,473
RH(a)(b)	747	237,583
Sally Beauty Holdings, Inc.(a)	5,115	66,495
Shoe Carnival, Inc.	837	28,684
Signet Jewelers Ltd.	2,200	201,696
Sonic Automotive, Inc., Class A	726	41,186
Upbound Group, Inc.	2,406	70,351
Urban Outfitters, Inc.(a)	2,718	97,712
Valvoline, Inc.(a)	6,416	258,437
Victoria’s Secret & Co.(a)	3,504	106,031
Warby Parker, Inc., Class A(a)	3,024	51,196
Wayfair, Inc., Class A(a)	4,789	205,113
Winmark Corp.	141	52,578

		7,480,361

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(a)	2,466	$15,820
Diebold Nixdorf, Inc.(a)	1,644	76,084
IonQ, Inc.(a)(b)	9,457	142,139
Xerox Holdings Corp.	5,949	48,603

		282,646

Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings Ltd.(a)	5,805	114,591
Carter’s, Inc.	1,831	100,156
Columbia Sportswear Co.	1,692	136,155
Crocs, Inc.(a)	2,995	322,921
Figs, Inc., Class A(a)(b)	6,183	38,644
G-III Apparel Group Ltd.(a)	1,995	60,408
Hanesbrands, Inc.(a)	17,262	119,971
Kontoor Brands, Inc.	2,800	239,764
Levi Strauss & Co., Class A	4,777	81,639
Oxford Industries, Inc.	765	55,554
PVH Corp.	2,839	279,528
Ralph Lauren Corp., Class A	2,000	395,860
Skechers U.S.A., Inc., Class A(a)	6,670	409,938
Steven Madden Ltd.	3,539	159,149
Tapestry, Inc.	11,429	542,306
Under Armour, Inc., Class A(a)	9,437	80,686
Under Armour, Inc., Class C, NVS(a)	7,613	60,143
VF Corp.	16,403	339,706
Wolverine World Wide, Inc.	3,992	61,437

		3,598,556

Tobacco — 0.0%
Universal Corp.	1,208	61,511

Trading Companies & Distributors — 1.8%
Air Lease Corp., Class A	5,218	231,418
Applied Industrial Technologies, Inc.	1,924	445,579
Beacon Roofing Supply, Inc.(a)(b)	3,126	287,811
BlueLinx Holdings, Inc.(a)	431	47,177
Boise Cascade Co.	1,979	263,266
Custom Truck One Source, Inc.(a)(b)	2,964	12,123
Distribution Solutions Group, Inc.(a)	513	19,751
DNOW, Inc.(a)	5,343	63,208
DXP Enterprises, Inc.(a)	630	30,920
FTAI Aviation Ltd.	4,946	664,940
GATX Corp.	1,746	240,529
Global Industrial Co.	659	17,483
GMS, Inc.(a)(b)	1,895	170,342
H&E Equipment Services, Inc.	1,692	88,407
Herc Holdings, Inc.	1,328	277,738
Karat Packaging, Inc.	334	8,918
McGrath RentCorp.	1,205	137,008
MRC Global, Inc.(a)	4,064	49,825
MSC Industrial Direct Co., Inc., Class A	2,197	173,717
Rush Enterprises, Inc., Class A	3,067	173,531
Rush Enterprises, Inc., Class B	407	19,764
SiteOne Landscape Supply, Inc.(a)(b)	2,216	309,664
Titan Machinery, Inc.(a)	1,053	14,452
Transcat, Inc.(a)	456	43,580
WESCO International, Inc.	2,225	427,133

		4,218,284

Water Utilities — 0.2%
American States Water Co.	1,842	151,891
California Water Service Group	2,868	149,021
Middlesex Water Co.	893	54,643

22	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
SJW Group	1,432	$79,705
York Water Co. (The)	686	24,127

		459,387

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	3,487	22,840
Shenandoah Telecommunications Co.	2,576	35,652
Telephone & Data Systems, Inc.	5,016	149,226
United States Cellular Corp.(a)(b)	734	45,287

		253,005

Total Common Stocks — 99.8% (Cost: $207,902,507)		229,453,684

Rights

Biotechnology — 0.0%
Inhibrx, Inc., CVR(a)(c)	1,489	1,668

Total Rights — 0.0% (Cost: $ —)		1,668

Total Long-Term Investments — 99.8% (Cost: $207,902,507)		229,455,352

Short-Term Securities

Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	24,506,455	24,523,609
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	366,175	366,175

Total Short-Term Securities — 10.8% (Cost: $24,871,234)		24,889,784

Total Investments — 110.6% (Cost: $232,773,741)		254,345,136

Liabilities in Excess of Other Assets — (10.6)%		(24,425,437)

Net Assets — 100.0%		$229,919,699

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,690, representing 0.0% of its net assets as of period end, and an original cost of $19,912.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$19,773,591	$4,739,970	(a)	$—	$1,604	$8,444	$24,523,609	24,506,455	$66,218	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	184,955	181,220	(a)	—	—	—	366,175	366,175	11,150		—

					$1,604	$8,444	$24,889,784		$77,368		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	4	12/20/24	$442	$(747)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$747	$—	$—	$—	$747

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$62,712	$—	$—	$—	$62,712

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(2,105)	$—	$—	$—	$(2,105)

24	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Small-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$391,335

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$229,449,994	$3,690	$—	$229,453,684
Rights	—	—	1,668	1,668
Short-Term Securities
Money Market Funds	24,889,784	—	—	24,889,784

	$254,339,778	$3,690	$1,668	$254,345,136

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(747)	$—	$—	$(747)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) October 31, 2024	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	1,618	$685,223
Boeing Co. (The)(a)	13,782	2,057,790
General Dynamics Corp.	5,548	1,617,852
General Electric Co.	24,276	4,170,131
HEICO Corp.	942	230,743
HEICO Corp., Class A	1,744	334,866
Howmet Aerospace, Inc.	9,127	910,145
Huntington Ingalls Industries, Inc.	884	163,505
L3Harris Technologies, Inc.	4,245	1,050,510
Lockheed Martin Corp.	4,744	2,590,461
Northrop Grumman Corp.	3,259	1,658,896
RTX Corp.	29,765	3,601,267
Textron, Inc.	4,275	343,796
TransDigm Group, Inc.	1,251	1,629,177

		21,044,362

Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	3,143	374,017
FedEx Corp.	5,040	1,380,204
United Parcel Service, Inc., Class B	16,346	2,191,345

		3,945,566

Automobile Components — 0.0%
Aptiv PLC(a)	5,400	306,882

Automobiles — 1.6%
Ford Motor Co.	87,595	901,353
General Motors Co.	25,270	1,282,705
Tesla, Inc.(a)	62,335	15,574,400

		17,758,458

Banks — 3.2%
Bank of America Corp.	151,241	6,324,899
Citigroup, Inc.	42,602	2,733,770
Citizens Financial Group, Inc.	10,291	433,457
Fifth Third Bancorp.	15,216	664,635
First Citizens BancShares, Inc., Class A	280	542,458
Huntington Bancshares, Inc.	32,339	504,165
JPMorgan Chase & Co.	63,748	14,146,956
KeyCorp.	21,252	366,597
M&T Bank Corp.	3,730	726,156
PNC Financial Services Group, Inc. (The)	8,938	1,682,757
Regions Financial Corp.	20,499	489,311
Truist Financial Corp.	29,968	1,290,123
U.S. Bancorp.	34,955	1,688,676
Wells Fargo & Co.	76,320	4,954,695

		36,548,655

Beverages — 1.2%
Brown-Forman Corp., Class A	1,086	47,328
Brown-Forman Corp., Class B, NVS	6,608	290,950
Celsius Holdings, Inc.(a)	3,550	106,784
Coca-Cola Co. (The)	87,633	5,723,311
Constellation Brands, Inc., Class A	3,645	846,879
Keurig Dr. Pepper, Inc.	24,358	802,596
Molson Coors Beverage Co., Class B	3,983	216,954
Monster Beverage Corp.(a)	15,836	834,241
PepsiCo, Inc.	30,832	5,120,579

		13,989,622

Biotechnology — 2.0%
AbbVie, Inc.	39,599	8,073,048
Alnylam Pharmaceuticals, Inc.(a)	2,818	751,251
Amgen, Inc.	12,005	3,843,521

Security	Shares	Value

Biotechnology (continued)
Biogen, Inc.(a)	3,228	$561,672
BioMarin Pharmaceutical, Inc.(a)	4,255	280,362
Exact Sciences Corp.(a)	4,114	283,578
Gilead Sciences, Inc.	27,899	2,477,989
Incyte Corp.(a)	3,681	272,836
Moderna, Inc.(a)	7,504	407,917
Natera, Inc.(a)	2,756	333,366
Neurocrine Biosciences, Inc.(a)	2,308	277,583
Regeneron Pharmaceuticals, Inc.(a)	2,369	1,985,696
Sarepta Therapeutics, Inc.(a)	2,037	256,662
United Therapeutics Corp.(a)	857	320,492
Vertex Pharmaceuticals, Inc.(a)	5,787	2,754,496

		22,880,469

Broadline Retail — 3.8%
Amazon.com, Inc.(a)	212,455	39,601,612
Coupang, Inc., Class A(a)	26,917	694,190
eBay, Inc.	11,369	653,831
MercadoLibre, Inc.(a)	1,096	2,232,749

		43,182,382

Building Products — 0.6%
A. O. Smith Corp.	2,701	202,845
Advanced Drainage Systems, Inc.	1,602	240,108
Allegion PLC	1,982	276,747
Builders FirstSource, Inc.(a)	2,709	464,322
Carlisle Cos., Inc.	1,045	441,230
Carrier Global Corp.	18,885	1,373,317
Johnson Controls International PLC	15,031	1,135,592
Lennox International, Inc.	726	437,466
Masco Corp.	4,933	394,196
Owens Corning	1,933	341,735
Trane Technologies PLC	5,061	1,873,380

		7,180,938

Capital Markets — 3.2%
Ameriprise Financial, Inc.	2,234	1,140,010
Ares Management Corp., Class A	4,187	702,076
Bank of New York Mellon Corp. (The)	16,524	1,245,249
BlackRock, Inc.(b)	3,332	3,268,792
Blackstone, Inc., Class A, NVS	16,169	2,712,350
Carlyle Group, Inc. (The)	4,971	248,699
Charles Schwab Corp. (The)	32,141	2,276,547
CME Group, Inc., Class A	8,084	1,821,810
Coinbase Global, Inc., Class A(a)	4,402	789,059
FactSet Research Systems, Inc.	846	384,135
Franklin Resources, Inc.	6,610	137,290
Goldman Sachs Group, Inc. (The)	7,262	3,760,191
Interactive Brokers Group, Inc., Class A	2,366	361,004
Intercontinental Exchange, Inc.	12,800	1,995,136
KKR & Co., Inc., Class A	14,835	2,050,790
LPL Financial Holdings, Inc.	1,697	478,859
Moody’s Corp.	3,550	1,611,842
Morgan Stanley	28,013	3,256,511
Morningstar, Inc.	615	201,751
MSCI, Inc., Class A	1,760	1,005,312
Nasdaq, Inc.	8,667	640,665
Northern Trust Corp.	4,546	456,964
Raymond James Financial, Inc.	4,264	632,010
Robinhood Markets, Inc., Class A(a)	11,484	269,759
S&P Global, Inc.	7,013	3,368,765
State Street Corp.	6,719	623,523

26	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
T Rowe Price Group, Inc.	4,935	$542,159
Tradeweb Markets, Inc., Class A	2,596	329,692

		36,310,950

Chemicals — 1.4%
Air Products & Chemicals, Inc.	4,996	1,551,408
Albemarle Corp.	2,605	246,772
Celanese Corp., Class A	2,417	304,469
CF Industries Holdings, Inc.	4,127	339,363
Corteva, Inc.	15,539	946,636
Dow, Inc.	15,614	771,019
DuPont de Nemours, Inc.	9,377	778,197
Eastman Chemical Co.	2,680	281,641
Ecolab, Inc.	5,700	1,400,661
International Flavors & Fragrances, Inc.	5,739	570,629
Linde PLC	10,755	4,905,893
LyondellBasell Industries NV, Class A	5,808	504,425
Mosaic Co. (The)	7,289	195,054
PPG Industries, Inc.	5,233	651,561
RPM International, Inc.	2,892	367,602
Sherwin-Williams Co. (The)	5,235	1,878,161
Westlake Corp.	806	106,344

		15,799,835

Commercial Services & Supplies — 0.6%
Cintas Corp.	7,791	1,603,466
Clean Harbors, Inc.(a)	1,147	265,255
Copart, Inc.(a)	19,555	1,006,496
Republic Services, Inc.	4,576	906,048
Rollins, Inc.	6,619	312,020
Tetra Tech, Inc.	5,927	289,712
Veralto Corp.	5,317	543,344
Waste Management, Inc.	8,217	1,773,639

		6,699,980

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	5,760	2,225,894
Cisco Systems, Inc.	90,411	4,951,810
F5, Inc.(a)	1,312	306,851
Juniper Networks, Inc.	7,382	287,160
Motorola Solutions, Inc.	3,711	1,667,538

		9,439,253

Construction & Engineering — 0.2%
AECOM	3,094	330,439
Comfort Systems U.S.A., Inc.	808	315,960
EMCOR Group, Inc.	1,061	473,280
Quanta Services, Inc.	3,253	981,203

		2,100,882

Construction Materials — 0.3%
CRH PLC	15,402	1,469,813
Martin Marietta Materials, Inc.	1,396	826,906
Vulcan Materials Co.	2,961	811,107

		3,107,826

Consumer Finance — 0.6%
Ally Financial, Inc.	6,058	212,333
American Express Co.	12,674	3,422,994
Capital One Financial Corp.	8,531	1,388,761
Discover Financial Services	5,621	834,325
Synchrony Financial	9,084	500,892

		6,359,305

Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	8,794	159,171

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
BJ’s Wholesale Club Holdings, Inc.(a)	2,776	$235,210
Casey’s General Stores, Inc.	846	333,341
Costco Wholesale Corp.	9,956	8,703,336
Dollar General Corp.	4,927	394,357
Dollar Tree, Inc.(a)	4,612	298,120
Kroger Co. (The)	15,237	849,767
Performance Food Group Co.(a)	3,492	283,725
Sysco Corp.	11,168	837,042
Target Corp.	10,368	1,555,615
U.S. Foods Holding Corp.(a)	5,144	317,128
Walgreens Boots Alliance, Inc.	15,902	150,433
Walmart, Inc.	97,242	7,968,982

		22,086,227

Containers & Packaging — 0.3%
Amcor PLC	32,148	357,807
Avery Dennison Corp.	1,788	370,170
Ball Corp.	7,076	419,253
Crown Holdings, Inc.	2,755	257,730
International Paper Co.	7,701	427,714
Packaging Corp. of America	1,998	457,422
Smurfit WestRock PLC	11,185	576,027

		2,866,123

Distributors — 0.1%
Genuine Parts Co.	3,149	361,190
LKQ Corp.	5,949	218,864
Pool Corp.	858	310,287

		890,341

Diversified Consumer Services — 0.0%
Service Corp. International	3,321	271,160

Diversified REITs — 0.0%
WP Carey, Inc.	4,904	273,251

Diversified Telecommunication Services — 0.7%
AT&T Inc.	160,370	3,614,740
Verizon Communications, Inc.	94,222	3,969,573

		7,584,313

Electric Utilities — 1.6%
Alliant Energy Corp.	5,760	345,600
American Electric Power Co., Inc.	11,978	1,182,828
Avangrid, Inc.	1,502	53,636
Constellation Energy Corp.	7,069	1,858,864
Duke Energy Corp.	17,322	1,996,707
Edison International	8,552	704,685
Entergy Corp.	4,780	739,848
Evergy, Inc.	5,147	311,085
Eversource Energy	7,829	515,540
Exelon Corp.	22,395	880,124
FirstEnergy Corp.	11,395	476,653
NextEra Energy, Inc.	45,970	3,643,122
NRG Energy, Inc.	4,653	420,631
PG&E Corp.	47,857	967,669
PPL Corp.	16,399	533,951
Southern Co. (The)	24,436	2,224,409
Xcel Energy, Inc.	12,314	822,698

		17,678,050

Electrical Equipment — 0.9%
AMETEK, Inc.	5,156	945,301
Eaton Corp. PLC	8,950	2,967,641
Emerson Electric Co.	12,726	1,377,844
GE Vernova, Inc.(a)	6,128	1,848,573

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Hubbell, Inc.	1,191	$508,593
nVent Electric PLC	3,704	276,207
Regal Rexnord Corp.	1,510	251,475
Rockwell Automation, Inc.	2,582	688,645
Vertiv Holdings Co., Class A	8,087	883,828

		9,748,107

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	26,780	1,794,795
CDW Corp.	2,974	559,796
Corning, Inc.	17,405	828,304
Flex Ltd.(a)	9,136	316,745
Jabil, Inc.	2,476	304,771
Keysight Technologies, Inc.(a)	3,890	579,649
TD SYNNEX Corp.	1,074	123,886
TE Connectivity PLC	6,861	1,011,449
Teledyne Technologies, Inc.(a)	1,069	486,737
Trimble, Inc.(a)	5,533	334,746
Zebra Technologies Corp., Class A(a)	1,137	434,300

		6,775,178

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	22,400	852,992
Halliburton Co.	19,722	547,088
Schlumberger NV	32,111	1,286,688

		2,686,768

Entertainment — 1.3%
Electronic Arts, Inc.	5,470	825,149
Liberty Media Corp. - Liberty Formula One, Class A(a)	561	41,649
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,718	376,685
Live Nation Entertainment, Inc.(a)	3,337	390,896
Netflix, Inc.(a)	9,631	7,281,325
ROBLOX Corp., Class A(a)	11,722	606,262
Take-Two Interactive Software, Inc.(a)	3,678	594,806
Walt Disney Co. (The)	40,732	3,918,418
Warner Bros Discovery, Inc., Class A(a)	50,044	406,858

		14,442,048

Financial Services — 4.2%
Apollo Global Management, Inc.	8,934	1,279,885
Berkshire Hathaway, Inc., Class B(a)	40,391	18,213,110
Block, Inc., Class A(a)	12,431	899,010
Corpay, Inc.(a)	1,553	512,055
Equitable Holdings, Inc.	6,011	272,539
Fidelity National Information Services, Inc.	12,581	1,128,893
Fiserv, Inc.(a)	12,809	2,534,901
Global Payments, Inc.	5,682	589,280
Jack Henry & Associates, Inc.	1,635	297,456
Mastercard, Inc., Class A	18,381	9,182,964
PayPal Holdings, Inc.(a)	22,987	1,822,869
Visa, Inc., Class A	37,471	10,860,969

		47,593,931

Food Products — 0.7%
Archer-Daniels-Midland Co.	10,715	591,575
Bunge Global SA	3,135	263,403
Campbell Soup Co.	4,427	206,520
Conagra Brands, Inc.	10,680	309,079
General Mills, Inc.	12,552	853,787
Hershey Co. (The)	3,325	590,453
Hormel Foods Corp.	6,609	201,905
J M Smucker Co. (The)	2,348	266,521
Kellanova	5,981	482,368

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co. (The)	19,723	$659,932
Lamb Weston Holdings, Inc.	3,229	250,861
McCormick & Co., Inc., NVS	5,694	445,499
Mondelez International, Inc., Class A	30,069	2,059,125
Tyson Foods, Inc., Class A	6,299	369,058

		7,550,086

Gas Utilities — 0.0%
Atmos Energy Corp.	3,405	472,546

Ground Transportation — 1.0%
CSX Corp.	43,821	1,474,139
JB Hunt Transport Services, Inc.	1,843	332,883
Norfolk Southern Corp.	5,097	1,276,442
Old Dominion Freight Line, Inc.	4,282	862,052
Saia, Inc.(a)	594	290,234
Uber Technologies, Inc.(a)	45,074	3,247,582
U-Haul Holding Co.(a)	222	16,279
U-Haul Holding Co., NVS	2,205	150,513
Union Pacific Corp.	13,663	3,170,772
XPO, Inc.(a)	2,604	339,900

		11,160,796

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	38,904	4,410,547
Align Technology, Inc.(a)	1,671	342,605
Baxter International, Inc.	11,504	410,693
Becton Dickinson & Co.	6,522	1,523,474
Boston Scientific Corp.(a)	32,907	2,764,846
Cooper Cos., Inc. (The)(a)	4,397	460,278
Dexcom, Inc.(a)	8,895	626,920
Edwards Lifesciences Corp.(a)	13,520	905,975
GE HealthCare Technologies, Inc.	8,809	769,466
Hologic, Inc.(a)	5,212	421,494
IDEXX Laboratories, Inc.(a)	1,852	753,616
Insulet Corp.(a)	1,542	357,019
Intuitive Surgical, Inc.(a)	7,915	3,987,894
Medtronic PLC	28,738	2,564,867
ResMed, Inc.	3,266	791,907
Solventum Corp.(a)	3,109	225,651
STERIS PLC	2,234	495,613
Stryker Corp.	8,064	2,873,042
Teleflex, Inc.	1,072	215,536
Zimmer Biomet Holdings, Inc.	4,608	492,687

		25,394,130

Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	5,433	589,589
Cencora, Inc.	3,803	867,388
Centene Corp.(a)	11,803	734,855
Cigna Group (The)	6,243	1,965,359
CVS Health Corp.	28,110	1,587,091
DaVita, Inc.(a)	1,124	157,146
Elevance Health, Inc.	5,197	2,108,735
HCA Healthcare, Inc.	4,204	1,508,143
Humana, Inc.	2,678	690,469
Labcorp Holdings, Inc.	1,920	438,278
McKesson Corp.	2,906	1,454,714
Molina Healthcare, Inc.(a)	1,313	421,762
Quest Diagnostics, Inc.	2,512	388,933
Tenet Healthcare Corp.(a)	2,186	338,874
UnitedHealth Group, Inc.	20,624	11,642,248
Universal Health Services, Inc., Class B	1,335	272,754

		25,166,338

28	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	3,476	$387,748
Healthpeak Properties, Inc.	15,861	356,079
Ventas, Inc.	9,001	589,476
Welltower, Inc.	13,615	1,836,391

		3,169,694

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	3,331	695,613

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	15,685	270,409

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	9,529	1,284,414
Booking Holdings, Inc.	757	3,539,921
Carnival Corp.(a)	22,380	492,360
Chipotle Mexican Grill, Inc.(a)	30,587	1,705,837
Churchill Downs, Inc.	1,631	228,503
Darden Restaurants, Inc.	2,673	427,734
Domino’s Pizza, Inc.	791	327,260
DoorDash, Inc., Class A(a)	6,879	1,077,939
DraftKings, Inc., Class A(a)	10,796	381,315
Expedia Group, Inc.(a)	2,841	444,077
Hilton Worldwide Holdings, Inc.	5,486	1,288,387
Las Vegas Sands Corp.	9,112	472,457
Marriott International, Inc., Class A	5,214	1,355,744
McDonald’s Corp.	16,186	4,728,093
MGM Resorts International(a)	5,413	199,577
Royal Caribbean Cruises Ltd.	5,231	1,079,417
Starbucks Corp.	25,443	2,485,781
Wingstop, Inc.	647	186,135
Wynn Resorts Ltd.	2,173	208,652
Yum! Brands, Inc.	6,308	827,357

		22,740,960

Household Durables — 0.4%
DR Horton, Inc.	6,696	1,131,624
Garmin Ltd.	3,440	682,324
Lennar Corp., Class A	5,286	900,206
Lennar Corp., Class B(c)	196	31,423
NVR, Inc.(a)	65	594,933
PulteGroup, Inc.	4,689	607,366
Toll Brothers, Inc.	2,306	337,691
TopBuild Corp.(a)	733	259,027

		4,544,594

Household Products — 1.1%
Church & Dwight Co., Inc.	5,560	555,500
Clorox Co. (The)	2,821	447,269
Colgate-Palmolive Co.	18,284	1,713,394
Kimberly-Clark Corp.	7,574	1,016,279
Procter & Gamble Co. (The)	52,931	8,743,143

		12,475,585

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	15,880	261,861
Vistra Corp.	7,242	904,961

		1,166,822

Industrial Conglomerates — 0.4%
3M Co.	12,423	1,595,983
Honeywell International, Inc.	14,601	3,003,133

		4,599,116

Industrial REITs — 0.2%
Prologis, Inc.	20,707	2,338,649

Security	Shares	Value

Insurance — 2.2%
Aflac, Inc.	11,364	$1,190,834
Allstate Corp. (The)	5,904	1,101,214
American Financial Group, Inc.	1,691	218,021
American International Group, Inc.	14,598	1,107,696
Aon PLC, Class A	4,860	1,782,988
Arch Capital Group Ltd.(a)	8,428	830,664
Arthur J. Gallagher & Co.	4,868	1,368,882
Brown & Brown, Inc.	5,472	572,590
Chubb Ltd.	8,414	2,376,450
Cincinnati Financial Corp.	3,474	489,243
Erie Indemnity Co., Class A, NVS	570	255,839
Everest Group Ltd.	958	340,674
Fidelity National Financial, Inc., Class A	4,936	296,999
Hartford Financial Services Group, Inc. (The)	6,596	728,462
Loews Corp.	4,221	333,290
Markel Group, Inc.(a)	286	441,015
Marsh & McLennan Cos., Inc.	11,086	2,419,409
MetLife, Inc.	13,386	1,049,730
Principal Financial Group, Inc.	5,213	429,551
Progressive Corp. (The)	13,106	3,182,530
Prudential Financial, Inc.	8,105	992,700
Reinsurance Group of America, Inc.	1,476	311,554
RenaissanceRe Holdings Ltd.	1,153	302,547
Travelers Cos., Inc. (The)	5,131	1,261,918
Unum Group	3,142	201,654
W. R. Berkley Corp.	6,851	391,672
Willis Towers Watson PLC	2,316	699,872

		24,677,998

Interactive Media & Services — 6.3%
Alphabet, Inc., Class A	131,413	22,486,078
Alphabet, Inc., Class C, NVS	116,750	20,161,558
Meta Platforms, Inc., Class A	49,149	27,895,989
Pinterest, Inc., Class A(a)	13,319	423,411
Snap, Inc., Class A, NVS(a)	24,198	294,248

		71,261,284

IT Services — 1.3%
Accenture PLC, Class A	14,063	4,849,204
Akamai Technologies, Inc.(a)	3,376	341,246
Cloudflare, Inc., Class A(a)	6,797	596,165
Cognizant Technology Solutions Corp., Class A	11,283	841,599
EPAM Systems, Inc.(a)	1,262	238,076
Gartner, Inc.(a)	1,706	857,265
GoDaddy, Inc., Class A(a)	3,002	500,733
International Business Machines Corp.	20,606	4,259,672
MongoDB, Inc., Class A(a)	1,609	435,074
Okta, Inc., Class A(a)	3,661	263,189
Snowflake, Inc., Class A(a)	7,296	837,727
Twilio, Inc., Class A(a)	3,782	305,018
VeriSign, Inc.(a)	1,946	344,131

		14,669,099

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	6,558	854,573
Avantor, Inc.(a)	15,176	339,487
Bio-Techne Corp.	3,497	257,904
Bruker Corp.	2,065	116,900
Charles River Laboratories International, Inc.(a)	1,147	204,831
Danaher Corp.	14,430	3,544,874
Illumina, Inc.(a)	3,557	512,706
IQVIA Holdings, Inc.(a)	4,102	844,274
Medpace Holdings, Inc.(a)	565	177,534
Mettler-Toledo International, Inc.(a)	482	622,623

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Revvity, Inc.	2,764	$327,783
Thermo Fisher Scientific, Inc.	8,563	4,678,138
Waters Corp.(a)	1,323	427,474
West Pharmaceutical Services, Inc.	1,645	506,545

		13,415,646

Machinery — 1.7%
Caterpillar, Inc.	10,967	4,125,785
CNH Industrial NV	20,327	228,272
Cummins, Inc.	3,062	1,007,337
Deere & Co.	5,685	2,300,663
Dover Corp.	3,088	584,651
Fortive Corp.	7,826	559,011
Graco, Inc.	3,776	307,555
IDEX Corp.	1,696	364,029
Illinois Tool Works, Inc.	6,658	1,738,604
Ingersoll Rand, Inc.	9,073	871,008
Lincoln Electric Holdings, Inc.	1,312	252,639
Nordson Corp.	1,150	285,073
Otis Worldwide Corp.	9,079	891,558
PACCAR, Inc.	11,484	1,197,552
Parker-Hannifin Corp.	2,876	1,823,585
Pentair PLC	3,652	361,986
Snap-on, Inc.	1,174	387,573
Stanley Black & Decker, Inc.	3,487	324,082
Westinghouse Air Brake Technologies Corp.	3,942	741,017
Xylem, Inc.	5,423	660,413

		19,012,393

Media — 0.6%
Charter Communications, Inc., Class A(a)(c)	2,221	727,622
Comcast Corp., Class A	86,646	3,783,831
Fox Corp., Class A, NVS	5,197	218,274
Fox Corp., Class B	3,083	120,114
Interpublic Group of Cos., Inc. (The)	8,524	250,605
News Corp., Class A, NVS	8,534	232,551
News Corp., Class B	2,292	66,560
Omnicom Group, Inc.	4,385	442,885
Sirius XM Holdings, Inc.(c)	5,406	144,124
Trade Desk, Inc. (The), Class A(a)	9,983	1,200,056

		7,186,622

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	32,057	1,443,206
Newmont Corp.	25,807	1,172,670
Nucor Corp.	5,371	761,823
Reliance, Inc.	1,266	362,506
Southern Copper Corp.	2,004	219,538
Steel Dynamics, Inc.	3,325	433,913

		4,393,656

Multi-Utilities — 0.6%
Ameren Corp.	5,973	520,308
CenterPoint Energy, Inc.	14,436	426,295
CMS Energy Corp.	6,754	470,146
Consolidated Edison, Inc.	7,765	789,545
Dominion Energy, Inc.	18,662	1,110,949
DTE Energy Co.	4,635	575,760
NiSource, Inc.	10,053	353,464
Public Service Enterprise Group, Inc.	11,152	997,100
Sempra	14,155	1,180,102
WEC Energy Group, Inc.	7,078	676,161

		7,099,830

Security	Shares	Value

Office REITs — 0.0%
BXP, Inc.	3,515	$283,168

Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp.(a)	6,794	175,829
APA Corp.	8,299	195,856
Cheniere Energy, Inc.	5,127	981,205
Chevron Corp.	37,977	5,651,737
ConocoPhillips	26,089	2,857,789
Coterra Energy, Inc.	16,741	400,445
Devon Energy Corp.	14,055	543,647
Diamondback Energy, Inc.	3,901	689,580
EOG Resources, Inc.	12,863	1,568,771
EQT Corp.	12,639	461,829
Expand Energy Corp.	4,498	381,071
Exxon Mobil Corp.	99,554	11,625,916
Hess Corp.	6,267	842,786
HF Sinclair Corp.	3,726	143,861
Kinder Morgan, Inc.	44,208	1,083,538
Marathon Oil Corp.	12,628	349,796
Marathon Petroleum Corp.	7,670	1,115,755
Occidental Petroleum Corp.	14,118	707,453
ONEOK, Inc.	12,980	1,257,502
Ovintiv, Inc.	6,053	237,278
Phillips 66	9,373	1,141,819
Targa Resources Corp.	4,926	822,445
Texas Pacific Land Corp.	441	514,206
Valero Energy Corp.	7,188	932,715
Williams Cos., Inc. (The)	27,320	1,430,748

		36,113,577

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	14,433	825,856
Southwest Airlines Co.	13,492	412,586
United Airlines Holdings, Inc.(a)	7,273	569,185

		1,807,627

Personal Care Products — 0.1%
Coty, Inc., Class A(a)	8,565	63,724
Estee Lauder Cos., Inc. (The), Class A	5,218	359,729
Kenvue, Inc.	38,996	894,178

		1,317,631

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	45,761	2,552,091
Eli Lilly & Co.	18,971	15,740,998
Johnson & Johnson	53,991	8,631,001
Merck & Co., Inc.	56,835	5,815,357
Pfizer, Inc.	126,958	3,592,911
Royalty Pharma PLC, Class A	8,977	242,379
Viatris, Inc.	27,330	317,028
Zoetis, Inc., Class A	10,216	1,826,417

		38,718,182

Professional Services — 0.8%
Automatic Data Processing, Inc.	9,136	2,642,497
Booz Allen Hamilton Holding Corp., Class A	2,872	521,728
Broadridge Financial Solutions, Inc.	2,620	552,453
Dayforce, Inc.(a)(c)	3,522	249,886
Equifax, Inc.	2,781	737,021
Jacobs Solutions, Inc.	2,847	400,231
Leidos Holdings, Inc.	2,989	547,465
Paychex, Inc.	7,270	1,012,929
Paycom Software, Inc.	1,114	232,859
SS&C Technologies Holdings, Inc.	4,917	343,846

30	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
TransUnion	4,332	$438,832
Verisk Analytics, Inc.	3,192	876,906

		8,556,653

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	6,794	889,810
CoStar Group, Inc.(a)	9,133	664,791

		1,554,601

Residential REITs — 0.3%
American Homes 4 Rent, Class A	7,119	250,874
AvalonBay Communities, Inc.	3,168	702,060
Camden Property Trust	2,371	274,538
Equity LifeStyle Properties, Inc.	4,040	283,285
Equity Residential	7,701	541,919
Essex Property Trust, Inc.	1,437	407,907
Invitation Homes, Inc.	12,837	403,210
Mid-America Apartment Communities, Inc.	2,652	401,354
Sun Communities, Inc.	2,791	370,310
UDR, Inc.	6,693	282,378

		3,917,835

Retail REITs — 0.3%
Kimco Realty Corp.	15,088	357,887
Realty Income Corp.	19,513	1,158,487
Regency Centers Corp.	3,775	269,686
Simon Property Group, Inc.	6,875	1,162,700

		2,948,760

Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.(a)	36,162	5,209,859
Analog Devices, Inc.	11,133	2,483,884
Applied Materials, Inc.	18,556	3,369,399
Astera Labs, Inc.(a)	563	39,500
Broadcom, Inc.	102,422	17,388,183
Enphase Energy, Inc.(a)	3,059	254,019
Entegris, Inc.	3,371	352,977
First Solar, Inc.(a)	2,289	445,165
Intel Corp.	95,419	2,053,417
KLA Corp.	3,022	2,013,347
Lam Research Corp.	29,212	2,171,912
Marvell Technology, Inc.	19,272	1,543,880
Microchip Technology, Inc.	11,955	877,138
Micron Technology, Inc.	24,804	2,471,719
Monolithic Power Systems, Inc.	1,044	792,709
NVIDIA Corp.	531,853	70,608,804
NXP Semiconductors NV	5,732	1,344,154
ON Semiconductor Corp.(a)	9,640	679,524
Qorvo, Inc.(a)	2,178	155,204
QUALCOMM, Inc.	25,028	4,073,808
Skyworks Solutions, Inc.	3,608	315,989
Teradyne, Inc.	3,488	370,460
Texas Instruments, Inc.	20,455	4,155,638

		123,170,689

Software — 10.3%
Adobe, Inc.(a)	9,949	4,756,418
ANSYS, Inc.(a)	1,961	628,324
AppLovin Corp., Class A(a)	4,666	790,374
Aspen Technology, Inc.(a)	629	147,645
Atlassian Corp., Class A(a)	3,524	664,415
Autodesk, Inc.(a)	4,772	1,354,294
Bentley Systems, Inc., Class B	2,981	143,863
Cadence Design Systems, Inc.(a)	6,071	1,676,324
Crowdstrike Holdings, Inc., Class A(a)	5,147	1,527,990

Security	Shares	Value

Software (continued)
Datadog, Inc., Class A(a)	6,607	$828,782
DocuSign, Inc.(a)	4,562	316,512
Dynatrace, Inc.(a)	6,207	333,937
Fair Isaac Corp.(a)	552	1,100,197
Fortinet, Inc.(a)	14,634	1,151,110
Gen Digital, Inc.	12,852	374,122
HubSpot, Inc.(a)	1,142	633,570
Intuit, Inc.	6,280	3,832,684
Manhattan Associates, Inc.(a)	1,366	359,750
Microsoft Corp.	166,701	67,738,951
MicroStrategy, Inc., Class A(a)(c)	3,933	961,618
Nutanix, Inc., Class A(a)	5,469	339,625
Oracle Corp.	35,851	6,017,232
Palantir Technologies, Inc., Class A(a)	44,660	1,856,070
Palo Alto Networks, Inc.(a)	7,255	2,614,194
Procore Technologies, Inc.(a)(c)	1,965	129,002
PTC, Inc.(a)	2,681	496,870
Roper Technologies, Inc.	2,371	1,274,958
Salesforce, Inc.	20,794	6,058,748
ServiceNow, Inc.(a)	4,616	4,306,682
Synopsys, Inc.(a)	3,435	1,764,250
Tyler Technologies, Inc.(a)	948	574,099
Unity Software, Inc.(a)(c)	6,648	133,492
Workday, Inc., Class A(a)	4,765	1,114,295
Zoom Video Communications, Inc., Class A(a)	5,425	405,464
Zscaler, Inc.(a)	2,041	368,992

		116,774,853

Specialized REITs — 1.0%
American Tower Corp.	10,492	2,240,462
Crown Castle, Inc.	9,686	1,041,148
Digital Realty Trust, Inc.	7,259	1,293,772
Equinix, Inc.	2,125	1,929,670
Extra Space Storage, Inc.	4,711	769,306
Gaming & Leisure Properties, Inc.	5,827	292,457
Iron Mountain, Inc.	6,580	814,143
Public Storage	3,555	1,169,808
SBA Communications Corp.	2,407	552,334
VICI Properties, Inc.	23,273	739,151
Weyerhaeuser Co.	16,304	508,033

		11,350,284

Specialty Retail — 1.9%
AutoZone, Inc.(a)	379	1,140,411
Best Buy Co., Inc.	4,378	395,903
Burlington Stores, Inc.(a)	1,426	353,320
CarMax, Inc.(a)(c)	3,521	254,850
Dick’s Sporting Goods, Inc.	1,317	257,803
Floor & Decor Holdings, Inc., Class A(a)(c)	2,358	242,992
Home Depot, Inc. (The)	22,222	8,749,912
Lowe’s Cos., Inc.	12,786	3,347,758
O’Reilly Automotive, Inc.(a)	1,300	1,499,082
Penske Automotive Group, Inc.	451	67,907
Ross Stores, Inc.	7,362	1,028,619
TJX Cos., Inc. (The)	25,342	2,864,406
Tractor Supply Co.	2,409	639,614
Ulta Beauty, Inc.(a)	1,079	398,129
Williams-Sonoma, Inc.	2,705	362,822

		21,603,528

Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	321,271	72,578,332
Dell Technologies, Inc., Class C	5,929	733,002
Hewlett Packard Enterprise Co.	29,262	570,316

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	22,099	$784,957
NetApp, Inc.	4,656	536,883
Pure Storage, Inc., Class A(a)	6,879	344,294
Seagate Technology Holdings PLC	4,526	454,275
Super Micro Computer, Inc.(a)	11,219	326,585
Western Digital Corp.(a)	7,229	472,126

		76,800,770
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	3,444	554,105
Lululemon Athletica, Inc.(a)	2,502	745,346
NIKE, Inc., Class B	26,525	2,045,873

		3,345,324
Tobacco — 0.6%
Altria Group, Inc.	38,265	2,083,912
Philip Morris International, Inc.	34,782	4,615,571

		6,699,483
Trading Companies & Distributors — 0.4%
Core & Main, Inc., Class A(a)	4,050	179,334
Fastenal Co.	12,855	1,005,004
Ferguson Enterprises, Inc.	4,581	901,266
United Rentals, Inc.	1,482	1,204,569
Watsco, Inc.	796	376,516
WW Grainger, Inc.	995	1,103,684

		4,770,373
Water Utilities — 0.1%
American Water Works Co., Inc.	4,372	603,817
Essential Utilities, Inc.	5,514	212,840

		816,657

Security	Shares	Value

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	10,967	$2,447,396

Total Long-Term Investments — 99.7% (Cost: $780,298,102)		1,126,010,119

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(b)(d)(e)	1,595,093	1,596,210
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(b)(d)	2,431,477	2,431,477

Total Short-Term Securities — 0.4% (Cost: $4,026,059)		4,027,687

Total Investments — 100.1% (Cost: $784,324,161)		1,130,037,806
Liabilities in Excess of Other Assets — (0.1)%		(944,641)

Net Assets — 100.0%		$1,129,093,165

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,718,202	$—		$(2,117,653	)(a)	$(4,887)	$548	$1,596,210	1,595,093	$16,651	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,089,252	1,342,225	(a)	—		—	—	2,431,477	2,431,477	51,211		—
BlackRock, Inc.	2,088,089	533,689		(39,627)		15,488	671,153	3,268,792	3,332	30,376		—

						$10,601	$671,701	$7,296,479		$98,238		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar U.S. Equity ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	10	12/20/24	$2,869	$(2,458)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,458	$—	$—	$—	$2,458

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$216,632	$—	$—	$—	$216,632

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$38,967	$—	$—	$—	$38,967

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,546,225

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar U.S. Equity ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Assets
Investments
Long-Term Investments
Common Stocks		$1,126,010,119		$—		$—		$1,126,010,119
Short-Term Securities
Money Market Funds		4,027,687		—		—		4,027,687

		$1,130,037,806		$—		$—		$1,130,037,806

Derivative Financial Instruments(a)
Liabilities
Equity Contracts		$(2,458)		$—		$—		$(2,458)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) October 31, 2024	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Boeing Co. (The)(a)(b)	23,173	$3,459,961
General Dynamics Corp.	9,325	2,719,263
General Electric Co.	18,811	3,231,354
Huntington Ingalls Industries, Inc.	572	105,797
L3Harris Technologies, Inc.	7,169	1,774,112
Lockheed Martin Corp.	7,989	4,362,393
Northrop Grumman Corp.	5,515	2,807,245
RTX Corp.	50,140	6,066,439
Textron, Inc.	3,726	299,645

		24,826,209

Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.	5,363	638,197
FedEx Corp.	8,483	2,323,069
United Parcel Service, Inc., Class B	27,561	3,694,828

		6,656,094

Automobile Components — 0.0%
Aptiv PLC(a)	4,589	260,793

Automobiles — 0.4%
Ford Motor Co.	149,039	1,533,611
General Motors Co.	42,427	2,153,595

		3,687,206

Banks — 6.2%
Bank of America Corp.	254,800	10,655,736
Citigroup, Inc.	71,840	4,609,973
Citizens Financial Group, Inc.	17,112	720,757
Fifth Third Bancorp.	25,609	1,118,601
Huntington Bancshares, Inc.	55,026	857,855
JPMorgan Chase & Co.	107,401	23,834,430
KeyCorp.	35,280	608,580
M&T Bank Corp.	6,254	1,217,529
PNC Financial Services Group, Inc. (The)	15,021	2,828,004
Regions Financial Corp.	35,007	835,617
Truist Financial Corp.	50,345	2,167,352
U.S. Bancorp.	58,718	2,836,667
Wells Fargo & Co.	128,579	8,347,349

		60,638,450

Beverages — 2.1%
Brown-Forman Corp., Class A	746	32,511
Brown-Forman Corp., Class B, NVS	4,569	201,173
Coca-Cola Co. (The)	147,646	9,642,760
Constellation Brands, Inc., Class A	2,874	667,745
Keurig Dr. Pepper, Inc.	26,370	868,892
Molson Coors Beverage Co., Class B	6,593	359,121
PepsiCo, Inc.	51,953	8,628,354

		20,400,556

Biotechnology — 3.3%
AbbVie, Inc.	66,715	13,601,187
Amgen, Inc.	20,223	6,474,596
Biogen, Inc.(a)	5,461	950,214
Gilead Sciences, Inc.	47,083	4,181,912
Incyte Corp.(a)	2,829	209,685
Moderna, Inc.(a)	7,288	396,176
Regeneron Pharmaceuticals, Inc.(a)	3,993	3,346,933
United Therapeutics Corp.(a)	1,441	538,891
Vertex Pharmaceuticals, Inc.(a)	5,281	2,513,650

		32,213,244

Security	Shares	Value

Broadline Retail — 0.1%
Coupang, Inc., Class A(a)	15,754	$406,295
eBay, Inc.	12,229	703,290

		1,109,585

Building Products — 0.5%
A. O. Smith Corp.	1,313	98,607
Allegion PLC	1,359	189,757
Builders FirstSource, Inc.(a)	2,400	411,360
Carrier Global Corp.	13,136	955,250
Johnson Controls International PLC	10,494	792,822
Masco Corp.	4,708	376,216
Owens Corning	3,266	577,396
Trane Technologies PLC	4,020	1,488,043

		4,889,451

Capital Markets — 4.4%
Ameriprise Financial, Inc.	1,233	629,200
Bank of New York Mellon Corp. (The)	27,829	2,097,193
BlackRock, Inc.(c)	5,610	5,503,578
Blackstone, Inc., Class A, NVS	14,495	2,431,536
Carlyle Group, Inc. (The)	8,124	406,444
Charles Schwab Corp. (The)	54,227	3,840,898
CME Group, Inc., Class A	13,589	3,062,417
Franklin Resources, Inc.	10,784	223,984
Goldman Sachs Group, Inc. (The)	12,220	6,327,394
Intercontinental Exchange, Inc.	17,581	2,740,350
KKR & Co., Inc., Class A	18,024	2,491,638
Moody’s Corp.	2,566	1,165,067
Morgan Stanley	47,231	5,490,604
Nasdaq, Inc.	8,765	647,909
Northern Trust Corp.	7,800	784,056
Raymond James Financial, Inc.	2,812	416,795
S&P Global, Inc.	6,807	3,269,810
State Street Corp.	11,340	1,052,352
T Rowe Price Group, Inc.	8,370	919,528

		43,500,753

Chemicals — 2.0%
Air Products & Chemicals, Inc.	8,397	2,607,520
Albemarle Corp.	2,093	198,270
Celanese Corp., Class A	1,797	226,368
CF Industries Holdings, Inc.	6,847	563,029
Corteva, Inc.	14,636	891,625
Dow, Inc.	15,436	762,230
DuPont de Nemours, Inc.	8,356	693,464
Eastman Chemical Co.	4,461	468,807
Ecolab, Inc.	4,362	1,071,874
International Flavors & Fragrances, Inc.	9,628	957,312
Linde PLC	14,863	6,779,757
LyondellBasell Industries NV, Class A	9,751	846,874
Mosaic Co. (The)	12,098	323,743
PPG Industries, Inc.	5,369	668,494
RPM International, Inc.	1,623	206,300
Sherwin-Williams Co. (The)	5,862	2,103,110
Westlake Corp.	784	103,441

		19,472,218

Commercial Services & Supplies — 0.4%
Republic Services, Inc.	5,463	1,081,674
Veralto Corp.	3,683	376,366
Waste Management, Inc.	9,832	2,122,237

		3,580,277

Communications Equipment — 1.1%
Cisco Systems, Inc.	152,319	8,342,512

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
F5, Inc.(a)	1,292	$302,173
Juniper Networks, Inc.	12,229	475,708
Motorola Solutions, Inc.	4,201	1,887,719

		11,008,112

Construction & Engineering — 0.0%
AECOM	1,982	211,678

Construction Materials — 0.3%
CRH PLC	25,942	2,475,645

Consumer Finance — 0.8%
Ally Financial, Inc.	10,205	357,685
American Express Co.	14,020	3,786,522
Capital One Financial Corp.	14,344	2,335,060
Discover Financial Services	4,057	602,180
Synchrony Financial	15,317	844,579

		7,926,026

Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc., Class A	14,771	267,355
BJ’s Wholesale Club Holdings, Inc.(a)(b)	2,565	217,333
Casey’s General Stores, Inc.	425	167,459
Costco Wholesale Corp.	9,019	7,884,229
Dollar General Corp.	8,276	662,411
Dollar Tree, Inc.(a)	4,310	278,598
Kroger Co. (The)	25,503	1,422,302
Target Corp.	17,427	2,614,747
U.S. Foods Holding Corp.(a)	4,308	265,588
Walgreens Boots Alliance, Inc.	26,981	255,240
Walmart, Inc.	163,825	13,425,459

		27,460,721

Containers & Packaging — 0.4%
Amcor PLC	54,461	606,151
Avery Dennison Corp.	1,484	307,233
Ball Corp.	5,045	298,916
Crown Holdings, Inc.	2,878	269,237
International Paper Co.	13,150	730,351
Packaging Corp. of America	3,362	769,696
Smurfit WestRock PLC	18,832	969,848

		3,951,432

Distributors — 0.1%
Genuine Parts Co.	3,052	350,064
LKQ Corp.	10,063	370,218
Pool Corp.	729	263,636

		983,918

Diversified Consumer Services — 0.0%
Service Corp. International	2,489	203,227

Diversified REITs — 0.0%
WP Carey, Inc.	8,344	464,928

Diversified Telecommunication Services — 1.3%
AT&T Inc.	270,178	6,089,812
Verizon Communications, Inc.	158,860	6,692,772

		12,782,584

Electric Utilities — 2.9%
Alliant Energy Corp.	9,614	576,840
American Electric Power Co., Inc.	20,106	1,985,467
Avangrid, Inc.	2,684	95,846
Constellation Energy Corp.	11,887	3,125,806
Duke Energy Corp.	29,123	3,357,008
Edison International	14,468	1,192,163
Entergy Corp.	7,952	1,230,811

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	8,656	$523,169
Eversource Energy	13,176	867,640
Exelon Corp.	37,791	1,485,186
FirstEnergy Corp.	19,383	810,791
NextEra Energy, Inc.	77,450	6,137,912
NRG Energy, Inc.	5,121	462,938
PG&E Corp.	46,687	944,011
PPL Corp.	27,803	905,266
Southern Co. (The)	41,211	3,751,437
Xcel Energy, Inc.	20,811	1,390,383

		28,842,674

Electrical Equipment — 0.6%
Eaton Corp. PLC	6,579	2,181,465
Emerson Electric Co.	21,520	2,329,970
GE Vernova, Inc.(a)	4,990	1,505,283
Regal Rexnord Corp.	1,088	181,196

		6,197,914

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	19,777	1,325,455
Corning, Inc.	29,168	1,388,105
Flex Ltd.(a)(b)	10,256	355,576
Jabil, Inc.	1,833	225,624
Keysight Technologies, Inc.(a)	3,598	536,138
TD SYNNEX Corp.	1,858	214,320
TE Connectivity PLC	5,494	809,925
Teledyne Technologies, Inc.(a)	824	375,184
Trimble, Inc.(a)	3,050	184,525
Zebra Technologies Corp., Class A(a)	465	177,616

		5,592,468

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	19,225	732,088
Halliburton Co.	15,285	424,006
Schlumberger NV	45,709	1,831,559

		2,987,653

Entertainment — 0.6%
Electronic Arts, Inc.	2,694	406,390
Walt Disney Co. (The)	48,727	4,687,538
Warner Bros Discovery, Inc., Class A(a)(b)	85,333	693,757

		5,787,685

Financial Services — 4.3%
Apollo Global Management, Inc.	10,791	1,545,919
Berkshire Hathaway, Inc., Class B(a)	68,042	30,681,499
Corpay, Inc.(a)	637	210,032
Equitable Holdings, Inc.	11,456	519,415
Fidelity National Information Services, Inc.	21,197	1,902,007
Fiserv, Inc.(a)	17,247	3,413,181
Global Payments, Inc.	5,735	594,777
PayPal Holdings, Inc.(a)	38,592	3,060,345

		41,927,175

Food Products — 1.1%
Archer-Daniels-Midland Co.	18,096	999,080
Bunge Global SA	5,324	447,323
Campbell Soup Co.	7,499	349,829
Conagra Brands, Inc.	17,981	520,370
General Mills, Inc.	21,054	1,432,093
Hershey Co. (The)	2,490	442,174
Hormel Foods Corp.	7,373	225,245
J M Smucker Co. (The)	3,996	453,586
Kellanova	10,057	811,097
Kraft Heinz Co. (The)	33,492	1,120,642

36	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
McCormick & Co., Inc., NVS	4,404	$344,569
Mondelez International, Inc., Class A	50,685	3,470,909
Tyson Foods, Inc., Class A	5,363	314,218

		10,931,135

Gas Utilities — 0.1%
Atmos Energy Corp.	5,753	798,401

Ground Transportation — 1.1%
CSX Corp.	73,872	2,485,054
JB Hunt Transport Services, Inc.	1,216	219,634
Norfolk Southern Corp.	8,570	2,146,185
U-Haul Holding Co.(a)(b)	159	11,660
U-Haul Holding Co., NVS	2,188	149,353
Union Pacific Corp.	23,011	5,340,163
XPO, Inc.(a)	1,448	189,007

		10,541,056

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	65,535	7,429,703
Align Technology, Inc.(a)	983	201,545
Baxter International, Inc.	19,361	691,188
Becton Dickinson & Co.	10,974	2,563,417
Boston Scientific Corp.(a)	29,069	2,442,377
Cooper Cos., Inc. (The)(a)	2,119	221,817
GE HealthCare Technologies, Inc.	8,102	707,710
Hologic, Inc.(a)	8,904	720,066
Medtronic PLC	48,461	4,325,144
Solventum Corp.(a)	5,218	378,722
Stryker Corp.	8,187	2,916,864
Teleflex, Inc.	1,097	220,563
Zimmer Biomet Holdings, Inc.	3,872	413,994

		23,233,110

Health Care Providers & Services — 3.8%
Cardinal Health, Inc.	9,178	995,997
Cencora, Inc.	2,990	681,959
Centene Corp.(a)	19,798	1,232,624
Cigna Group (The)	10,531	3,315,264
CVS Health Corp.	47,390	2,675,639
DaVita, Inc.(a)	965	134,917
Elevance Health, Inc.	8,765	3,556,486
HCA Healthcare, Inc.	7,050	2,529,117
Humana, Inc.	4,564	1,176,736
Labcorp Holdings, Inc.	3,242	740,051
McKesson Corp.	3,420	1,712,018
Molina Healthcare, Inc.(a)	939	301,626
Quest Diagnostics, Inc.	4,180	647,189
Tenet Healthcare Corp.(a)	3,650	565,823
UnitedHealth Group, Inc.	29,967	16,916,372
Universal Health Services, Inc., Class B	1,224	250,075

		37,431,893

Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	4,140	461,817
Healthpeak Properties, Inc.	26,650	598,292
Ventas, Inc.	9,900	648,351
Welltower, Inc.	14,417	1,944,565

		3,653,025

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	26,385	454,877

Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	838	3,918,697
Carnival Corp.(a)	38,192	840,224

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	2,281	$365,006
DraftKings, Inc., Class A(a)(b)	8,056	284,538
Expedia Group, Inc.(a)	2,328	363,890
Marriott International, Inc., Class A	7,305	1,899,446
McDonald’s Corp.	21,546	6,293,802
MGM Resorts International(a)	5,054	186,341
Royal Caribbean Cruises Ltd.	2,709	559,002
Starbucks Corp.	27,925	2,728,272

		17,439,218

Household Durables — 0.6%
DR Horton, Inc.	11,249	1,901,081
Garmin Ltd.	2,038	404,237
Lennar Corp., Class A	8,911	1,517,543
Lennar Corp., Class B	408	65,411
NVR, Inc.(a)	112	1,025,115
PulteGroup, Inc.	4,556	590,139
Toll Brothers, Inc.	2,455	359,510
TopBuild Corp.(a)	496	175,276

		6,038,312

Household Products — 1.9%
Clorox Co. (The)	1,711	271,279
Colgate-Palmolive Co.	21,736	2,036,881
Kimberly-Clark Corp.	8,285	1,111,681
Procter & Gamble Co. (The)	89,182	14,731,083

		18,150,924

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	26,748	441,074
Vistra Corp.	4,550	568,568

		1,009,642

Industrial Conglomerates — 0.8%
3M Co.	20,871	2,681,297
Honeywell International, Inc.	24,606	5,060,962

		7,742,259

Industrial REITs — 0.3%
Prologis, Inc.	25,905	2,925,711

Insurance — 3.1%
Aflac, Inc.	19,070	1,998,345
Allstate Corp. (The)	5,725	1,067,827
American Financial Group, Inc.	1,715	221,115
American International Group, Inc.	24,506	1,859,515
Aon PLC, Class A	6,076	2,229,102
Arch Capital Group Ltd.(a)	9,509	937,207
Arthur J. Gallagher & Co.	5,477	1,540,132
Chubb Ltd.	14,195	4,009,236
Cincinnati Financial Corp.	3,593	506,002
Everest Group Ltd.	1,658	589,601
Fidelity National Financial, Inc., Class A	9,736	585,815
Hartford Financial Services Group, Inc. (The)	11,099	1,225,774
Loews Corp.	6,996	552,404
Markel Group, Inc.(a)	178	274,478
Marsh & McLennan Cos., Inc.	13,695	2,988,797
MetLife, Inc.	22,507	1,764,999
Principal Financial Group, Inc.	8,804	725,450
Progressive Corp. (The)	10,282	2,496,778
Prudential Financial, Inc.	13,606	1,666,463
Reinsurance Group of America, Inc.	2,481	523,690
RenaissanceRe Holdings Ltd.	1,942	509,581
Travelers Cos., Inc. (The)	4,891	1,202,893
Unum Group	6,602	423,716

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
W. R. Berkley Corp.	4,794	$274,073
Willis Towers Watson PLC	1,974	596,523

		30,769,516

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A	107,495	18,393,470
Alphabet, Inc., Class C, NVS	95,500	16,491,895
Meta Platforms, Inc., Class A	35,811	20,325,607
Pinterest, Inc., Class A(a)	9,844	312,941

		55,523,913

IT Services — 1.7%
Accenture PLC, Class A	20,458	7,054,327
Akamai Technologies, Inc.(a)	3,160	319,413
Cognizant Technology Solutions Corp., Class A	19,040	1,420,194
EPAM Systems, Inc.(a)	1,013	191,102
International Business Machines Corp.	34,711	7,175,458

		16,160,494

Life Sciences Tools & Services — 1.4%
Avantor, Inc.(a)(b)	10,475	234,326
Charles River Laboratories International, Inc.(a)(b)	695	124,113
Danaher Corp.	24,316	5,973,469
IQVIA Holdings, Inc.(a)	2,529	520,519
Revvity, Inc.(b)	2,651	314,382
Thermo Fisher Scientific, Inc.	12,276	6,706,624
Waters Corp.(a)	812	262,365

		14,135,798

Machinery — 1.9%
Caterpillar, Inc.	14,022	5,275,076
CNH Industrial NV	35,133	394,544
Cummins, Inc.	1,652	543,475
Deere & Co.	9,570	3,872,883
Dover Corp.	1,563	295,923
Fortive Corp.	3,938	281,291
Illinois Tool Works, Inc.	11,243	2,935,885
Otis Worldwide Corp.	6,052	594,306
PACCAR, Inc.	19,397	2,022,719
Parker-Hannifin Corp.	2,672	1,694,235
Pentair PLC	1,689	167,414
Snap-on, Inc.	1,306	431,150
Stanley Black & Decker, Inc.	3,079	286,162

		18,795,063

Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	3,715	1,217,071
Comcast Corp., Class A	145,974	6,374,685
Fox Corp., Class A, NVS(b)	8,755	367,710
Fox Corp., Class B	5,029	195,930
Interpublic Group of Cos., Inc. (The)	14,222	418,127
News Corp., Class A, NVS	14,274	388,966
News Corp., Class B	4,220	122,549
Omnicom Group, Inc.	7,468	754,268
Sirius XM Holdings, Inc.(b)	9,099	242,579

		10,081,885

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	54,186	2,439,454
Newmont Corp.	18,897	858,680
Nucor Corp.	9,019	1,279,255
Reliance, Inc.	2,112	604,750
Southern Copper Corp.	3,288	360,200
Steel Dynamics, Inc.	5,636	735,498

		6,277,837

Security	Shares	Value

Multi-Utilities — 1.1%
Ameren Corp.	10,043	$874,846
CenterPoint Energy, Inc.	24,438	721,654
CMS Energy Corp.	7,305	508,501
Consolidated Edison, Inc.	13,111	1,333,126
Dominion Energy, Inc.	17,843	1,062,194
DTE Energy Co.	7,773	965,562
NiSource, Inc.	16,856	592,657
Public Service Enterprise Group, Inc.	18,784	1,679,477
Sempra	23,740	1,979,204
WEC Energy Group, Inc.	11,884	1,135,279

		10,852,500

Office REITs — 0.0%
BXP, Inc.	5,907	475,868

Oil, Gas & Consumable Fuels — 5.8%
Antero Resources Corp.(a)	11,067	286,414
APA Corp.	13,916	328,418
Cheniere Energy, Inc.	5,994	1,147,132
Chevron Corp.	63,989	9,522,843
ConocoPhillips	43,951	4,814,392
Coterra Energy, Inc.	16,803	401,928
Devon Energy Corp.	23,791	920,236
Diamondback Energy, Inc.	6,523	1,153,071
EOG Resources, Inc.	21,673	2,643,239
EQT Corp.	7,553	275,987
Expand Energy Corp.	7,569	641,246
Exxon Mobil Corp.	167,720	19,586,341
HF Sinclair Corp.	6,269	242,046
Kinder Morgan, Inc.	74,555	1,827,343
Marathon Oil Corp.	21,266	589,068
Marathon Petroleum Corp.	12,872	1,872,490
Occidental Petroleum Corp.	23,772	1,191,215
ONEOK, Inc.	22,054	2,136,591
Ovintiv, Inc.	10,019	392,745
Phillips 66	15,784	1,922,807
Targa Resources Corp.	4,870	813,095
Valero Energy Corp.	12,065	1,565,554
Williams Cos., Inc. (The)	45,894	2,403,469

		56,677,670

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	13,491	771,955
Southwest Airlines Co.	12,536	383,351
United Airlines Holdings, Inc.(a)	12,334	965,259

		2,120,565

Personal Care Products — 0.2%
Coty, Inc., Class A(a)(b)	3,488	25,951
Kenvue, Inc.	65,781	1,508,358

		1,534,309

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	76,887	4,287,988
Johnson & Johnson	90,963	14,541,345
Merck & Co., Inc.	61,199	6,261,882
Pfizer, Inc.	214,140	6,060,162
Royalty Pharma PLC, Class A	15,130	408,510
Viatris, Inc.	46,018	533,809
Zoetis, Inc., Class A	9,648	1,724,869

		33,818,565

Professional Services — 0.4%
Automatic Data Processing, Inc.	9,737	2,816,330
Booz Allen Hamilton Holding Corp., Class A	1,141	207,274
Jacobs Solutions, Inc.	1,603	225,350

38	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Leidos Holdings, Inc.	3,006	$550,579
SS&C Technologies Holdings, Inc.	8,251	576,992

		4,376,525

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)(b)	4,419	578,756

Residential REITs — 0.3%
AvalonBay Communities, Inc.	2,710	600,563
Camden Property Trust	2,233	258,559
Equity LifeStyle Properties, Inc.	2,587	181,400
Equity Residential	7,848	552,264
Essex Property Trust, Inc.	1,275	361,922
Mid-America Apartment Communities, Inc.	2,753	416,639
UDR, Inc.	4,311	181,881

		2,553,228

Retail REITs — 0.4%
Kimco Realty Corp.	7,094	168,270
Realty Income Corp.	21,992	1,305,665
Regency Centers Corp.	3,836	274,044
Simon Property Group, Inc.	11,570	1,956,718

		3,704,697

Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	15,604	3,481,408
Applied Materials, Inc.	18,966	3,443,846
Broadcom, Inc.	76,078	12,915,762
Entegris, Inc.	2,181	228,373
Intel Corp.	160,853	3,461,557
KLA Corp.	3,104	2,067,978
Lam Research Corp.	30,312	2,253,697
Microchip Technology, Inc.	11,468	841,407
Micron Technology, Inc.	41,858	4,171,150
NXP Semiconductors NV	9,661	2,265,504
ON Semiconductor Corp.(a)	10,477	738,524
Qorvo, Inc.(a)	1,519	108,244
QUALCOMM, Inc.	42,170	6,864,011
Skyworks Solutions, Inc.	6,027	527,845
Teradyne, Inc.	3,021	320,860
Texas Instruments, Inc.	34,467	7,002,316

		50,692,482

Software — 1.0%
Gen Digital, Inc.	10,267	298,872
MicroStrategy, Inc., Class A(a)(b)	2,596	634,722
Oracle Corp.	43,082	7,230,883
Roper Technologies, Inc.	2,190	1,177,629
Zoom Video Communications, Inc., Class A(a)	9,181	686,188

		10,028,294

Specialized REITs — 1.1%
American Tower Corp.	17,615	3,761,507
Crown Castle, Inc.	16,412	1,764,126
Digital Realty Trust, Inc.	3,330	593,506
Extra Space Storage, Inc.	5,145	840,178
Gaming & Leisure Properties, Inc.	9,832	493,468
Iron Mountain, Inc.	5,424	671,112
Public Storage	3,103	1,021,073
VICI Properties, Inc.	39,302	1,248,232
Weyerhaeuser Co.	27,425	854,563

		11,247,765

Specialty Retail — 2.8%
Best Buy Co., Inc.	7,399	669,092
CarMax, Inc.(a)(b)	2,774	200,782

Security	Shares	Value

Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	1,185	$231,964
Home Depot, Inc. (The)	37,446	14,744,362
Lowe’s Cos., Inc.	21,532	5,637,724
O’Reilly Automotive, Inc.(a)	1,642	1,893,456
Penske Automotive Group, Inc.	748	112,626
TJX Cos., Inc. (The)	30,946	3,497,826
Tractor Supply Co.	1,174	311,709
Ulta Beauty, Inc.(a)	931	343,520
Williams-Sonoma, Inc.	1,591	213,401

		27,856,462

Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	270,633	61,138,701
Dell Technologies, Inc., Class C	5,624	695,295
Hewlett Packard Enterprise Co.	49,103	957,018
HP, Inc.	37,193	1,321,095
NetApp, Inc.	3,717	428,607
Seagate Technology Holdings PLC	7,602	763,013
Western Digital Corp.(a)	12,331	805,338

		66,109,067

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	34,378	2,651,575

Tobacco — 1.2%
Altria Group, Inc.	64,474	3,511,254
Philip Morris International, Inc.	58,602	7,776,485

		11,287,739

Trading Companies & Distributors — 0.3%
Ferguson Enterprises, Inc.	7,714	1,517,653
United Rentals, Inc.	1,309	1,063,955

		2,581,608

Water Utilities — 0.1%
American Water Works Co., Inc.	3,684	508,797
Essential Utilities, Inc.	6,565	253,409

		762,206

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	14,506	3,237,159

Total Long-Term Investments — 99.6% (Cost: $756,101,580)		975,279,785

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	8,927,808	8,934,057
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	2,448,594	2,448,594

Total Short-Term Securities — 1.2% (Cost: $11,381,491)		11,382,651

Total Investments — 100.8% (Cost: $767,483,071)		986,662,436

Liabilities in Excess of Other Assets — (0.8)%		(7,837,671)

Net Assets — 100.0%		$978,824,765

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,558,842	$5,374,735	(a)	$—	$(130)	$610	$8,934,057	8,927,808	$21,844	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,792,039	656,555	(a)	—	—	—	2,448,594	2,448,594	54,244		—
BlackRock, Inc.	4,490,108	454,441		(718,714)	46,093	1,231,650	5,503,578	5,610	58,553		—

					$45,963	$1,232,260	$16,886,229		$134,641		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Russell 1000 Value Index	31	12/20/24	$2,876	$(6,871)
E-Mini S&P Communication Services Select Sector Index	4	12/20/24	484	16,964

				$10,093

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$16,964	$—	$—	$—	$16,964

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$6,871	$—	$—	$—	$6,871

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

40	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	iShares® Morningstar Value ETF

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$157,806	$—	$—	$—	$157,806

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$78,823	$—	$—	$—	$78,823

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,518,810

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Assets
Investments
Long-Term Investments
Common Stocks		$975,279,785		$—		$—		$975,279,785
Short-Term Securities
Money Market Funds		11,382,651		—		—		11,382,651

		$986,662,436		$—		$—		$986,662,436

Derivative Financial Instruments(a)
Assets
Equity Contracts		$16,964		$—		$—		$16,964
Liabilities
Equity Contracts		(6,871)		—		—		(6,871)

		$10,093		$—		$—		$10,093

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Statements of Assets and Liabilities (unaudited)

October 31, 2024

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$634,646,337	$229,455,352	$1,122,741,327	$969,776,207
Investments, at value — affiliated(c)	8,446,092	24,889,784	7,296,479	16,886,229
Cash	2	—	20,168	75,495
Cash pledged:
Futures contracts	100,000	34,000	148,000	184,000
Receivables:
Investments sold	—	1,075	—	—
Securities lending income — affiliated	1,788	12,547	1,438	988
Dividends — unaffiliated	345,445	61,592	564,034	884,810
Dividends — affiliated	5,271	1,984	8,312	8,436

Total assets	643,544,935	254,456,334	1,130,779,758	987,816,165

LIABILITIES
Bank overdraft	—	6,705	—	—
Collateral on securities loaned	6,862,824	24,514,306	1,601,724	8,932,899
Payables:
Investment advisory fees	32,764	7,884	28,119	33,614
Variation margin on futures contracts	4,032	7,740	56,750	24,887

Total liabilities	6,899,620	24,536,635	1,686,593	8,991,400

Commitments and contingent liabilities

NET ASSETS	$636,645,315	$229,919,699	$1,129,093,165	$978,824,765

NET ASSETS CONSIST OF:
Paid-in capital	$537,135,812	$244,706,366	$855,700,424	$771,175,415
Accumulated earnings (loss)	99,509,503	(14,786,667)	273,392,741	207,649,350

NET ASSETS	$636,645,315	$229,919,699	$1,129,093,165	$978,824,765

NET ASSET VALUE
Shares outstanding	8,400,000	3,950,000	14,350,000	12,050,000

Net asset value	$75.79	$58.21	$78.68	$81.23

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$518,611,276	$207,902,507	$778,452,256	$752,005,000
(b) Securities loaned, at value	$6,638,983	$23,402,237	$1,560,113	$8,595,610
(c) Investments, at cost — affiliated	$8,443,432	$24,871,234	$5,871,905	$15,478,071

See notes to financial statements.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended October 31, 2024

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$7,530,780	$1,641,368	$6,548,691	$9,641,227
Dividends — affiliated	34,172	11,150	81,587	112,797
Interest — unaffiliated	130	744	61	103
Securities lending income — affiliated — net	67,397	66,218	16,651	21,844
Foreign taxes withheld	(2,870)	(1,237)	(1,592)	(2,429)

Total investment income	7,629,609	1,718,243	6,645,398	9,773,542

EXPENSES
Investment advisory	187,343	44,885	149,113	190,856
Interest expense	—	12	—	—

Total expenses	187,343	44,897	149,113	190,856

Net investment income	7,442,266	1,673,346	6,496,285	9,582,686

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,969,028)	189,749	(3,062,991)	(8,869,495)
Investments — affiliated	508	1,604	(4,864)	777
Futures contracts	109,355	62,712	216,632	157,806
Foreign currency transactions	837	—	131	282
In-kind redemptions — unaffiliated(a)	21,509,970	1,379,464	3,915,404	35,177,037
In-kind redemptions — affiliated(a)	—	—	15,465	45,186

	$15,651,642	$1,633,529	$1,079,777	$26,511,593

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	37,245,580	21,117,149	117,622,827	62,518,544
Investments — affiliated	758	8,444	671,701	1,232,260
Futures contracts	43,314	(2,105)	38,967	78,823

	37,289,652	21,123,488	118,333,495	63,829,627

Net realized and unrealized gain	52,941,294	22,757,017	119,413,272	90,341,220

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,383,560	$24,430,363	$125,909,557	$99,923,906

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	43

Statements of Changes in Net Assets

	iShares Morningstar Mid-Cap Value ETF			iShares Morningstar Small-Cap ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,442,266		$13,707,749	$1,673,346		$3,211,707
Net realized gain (loss)	15,651,642		10,542,114	1,633,529		(1,938,408)
Net change in unrealized appreciation (depreciation)	37,289,652		54,941,671	21,123,488		26,548,706

Net increase in net assets resulting from operations	60,383,560		79,191,534	24,430,363		27,822,005

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,652,114	)(b)	(12,832,610)	(1,504,333	)(b)	(3,167,971)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(14,315,838)		15,655,924	(2,773,007)		(15,146,663)

NET ASSETS
Total increase in net assets	38,415,608		82,014,848	20,153,023		9,507,371
Beginning of period	598,229,707		516,214,859	209,766,676		200,259,305

End of period	$636,645,315		$598,229,707	$229,919,699		$209,766,676

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	iShares Morningstar U.S. Equity ETF			iShares Morningstar Value ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,496,285		$11,908,937	$9,582,686		$19,693,884
Net realized gain	1,079,777		7,933,565	26,511,593		23,464,815
Net change in unrealized appreciation (depreciation)	118,333,495		148,864,579	63,829,627		85,765,443

Net increase in net assets resulting from operations	125,909,557		168,707,081	99,923,906		128,924,142

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,357,893	)(b)	(11,860,921)	(9,955,315	)(b)	(19,636,858)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	151,732,100		(47,182,146)	(7,371,684)		4,566,393

NET ASSETS
Total increase in net assets	271,283,764		109,664,014	82,596,907		113,853,677
Beginning of period	857,809,401		748,145,387	896,227,858		782,374,181

End of period	$1,129,093,165		$857,809,401	$978,824,765		$896,227,858

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)

Net asset value, beginning of period	$69.56		$62.19	$65.46	$64.01	$40.13	$53.28

Net investment income(b)	0.88		1.62	1.53	1.24	1.14	1.50
Net realized and unrealized gain (loss)(c)	6.26		7.26	(3.29)	1.50	23.92	(13.08)

Net increase (decrease) from investment operations	7.14		8.88	(1.76)	2.74	25.06	(11.58)

Distributions from net investment income(d)	(0.91	)(e)	(1.51)	(1.51)	(1.29)	(1.18)	(1.57)

Net asset value, end of period	$75.79		$69.56	$62.19	$65.46	$64.01	$40.13

Total Return(f)
Based on net asset value	10.32	%(g)	14.49%	(2.60)%	4.28%	63.45%	(22.07)%

Ratios to Average Net Assets(h)
Total expenses	0.06	%(i)	0.06%	0.06%	0.06%	0.27%	0.30%

Net investment income	2.38	%(i)	2.50%	2.44%	1.88%	2.32%	2.95%

Supplemental Data
Net assets, end of period (000)	$636,645		$598,230	$516,215	$497,491	$457,694	$331,048

Portfolio turnover rate(j)	16%		43%	37%	42%	95%	51%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)

Net asset value, beginning of period	$52.44		$46.57	$48.77	$58.27	$35.60	$43.90

Net investment income(b)	0.42		0.77	0.79	0.72	0.56	0.57
Net realized and unrealized gain (loss)(c)	5.73		5.86	(2.20)	(9.50)	22.71	(8.23)

Net increase (decrease) from investment operations	6.15		6.63	(1.41)	(8.78)	23.27	(7.66)

Distributions from net investment income(d)	(0.38	)(e)	(0.76)	(0.79)	(0.72)	(0.60)	(0.64)

Net asset value, end of period	$58.21		$52.44	$46.57	$48.77	$58.27	$35.60

Total Return(f)
Based on net asset value	11.75	%(g)	14.32%	(2.85)%	(15.22)%	65.95%	(17.58)%

Ratios to Average Net Assets(h)
Total expenses	0.04	%(i)	0.04%	0.04%	0.04%	0.22%	0.25%

Net investment income	1.49	%(i)	1.54%	1.67%	1.28%	1.24%	1.34%

Supplemental Data
Net assets, end of period (000)	$229,920		$209,767	$200,259	$199,971	$241,801	$185,115

Portfolio turnover rate(j)	11%		28%	28%	41%	175%	62%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar U.S. Equity ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)

Net asset value, beginning of period	$69.46		$57.11	$57.06	$59.02	$40.80	$41.90

Net investment income(b)	0.50		0.94	0.90	0.79	0.66	0.81
Net realized and unrealized gain (loss)(c)	9.20		12.35	0.04	(1.95)	18.21	(0.88)

Net increase (decrease) from investment operations	9.70		13.29	0.94	(1.16)	18.87	(0.07)

Distributions from net investment income(d)	(0.48	)(e)	(0.94)	(0.89)	(0.80)	(0.65)	(1.03)

Net asset value, end of period	$78.68		$69.46	$57.11	$57.06	$59.02	$40.80

Total Return(f)
Based on net asset value	13.99	%(g)	23.44%	1.77%	(2.08)%	46.58%	(0.13)%

Ratios to Average Net Assets(h)
Total expenses	0.03	%(i)	0.03%	0.03%	0.03%	0.18%	0.20%

Net investment income	1.31	%(i)	1.48%	1.65%	1.27%	1.32%	1.90%

Supplemental Data
Net assets, end of period (000)	$1,129,093		$857,809	$748,145	$790,314	$891,187	$718,065

Portfolio turnover rate(j)	2%		5%	4%	6%	131%	49%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Value ETF

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)

Net asset value, beginning of period	$73.76		$64.93	$64.89	$63.68	$48.12	$54.18

Net investment income(b)	0.80		1.61	1.54	1.38	1.55	1.65
Net realized and unrealized gain (loss)(c)	7.50		8.81	0.00 (d)	1.20	15.58	(6.04)

Net increase (decrease) from investment operations	8.30		10.42	1.54	2.58	17.13	(4.39)

Distributions from net investment income(e)	(0.83	)(f)	(1.59)	(1.50)	(1.37)	(1.57)	(1.67)

Net asset value, end of period	$81.23		$73.76	$64.93	$64.89	$63.68	$48.12

Total Return(g)
Based on net asset value	11.29	%(h)	16.27%	2.53%	4.02%	36.36%	(8.23)%

Ratios to Average Net Assets(i)
Total expenses	0.04	%(j)	0.04%	0.04%	0.04%	0.22%	0.25%

Net investment income	2.01	%(j)	2.34%	2.43%	2.08%	2.88%	3.06%

Supplemental Data
Net assets, end of period (000)	$978,825		$896,228	$782,374	$788,443	$687,758	$447,483

Portfolio turnover rate(k)	12%		22%	27%	21%	112%	36%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Amount is less than $0.005 per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)	Where applicable, assumes the reinvestment of distributions.
(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar U.S. Equity	Diversified
Morningstar Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

50	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Morningstar Mid-Cap Value
Barclays Bank PLC	$616,549	$(616,549)	$—	$—
Barclays Capital, Inc.	7,333	(7,333)	—	—
BMO Capital Markets Corp.	922	(922)	—	—
Citigroup Global Markets, Inc.	85,563	(85,563)	—	—
Goldman Sachs & Co. LLC	1,829,439	(1,829,439)	—	—
HSBC Bank PLC	3,684,630	(3,684,630)	—	—
Jefferies LLC	303,586	(303,586)	—	—
Morgan Stanley	20,468	(20,468)	—	—
State Street Bank & Trust Co.	90,493	(90,493)	—	—

	$6,638,983	$(6,638,983)	$—	$—

Morningstar Small-Cap
Barclays Bank PLC	$1,444,421	$(1,444,421)	$—	$—
Barclays Capital, Inc.	624,929	(624,929)	—	—
BNP Paribas SA	3,688,343	(3,688,343)	—	—
BofA Securities, Inc.	1,017,797	(1,017,797)	—	—
Citadel Clearing LLC	552	(552)	—	—
Citigroup Global Markets, Inc.	1,215,820	(1,215,820)	—	—
Goldman Sachs & Co. LLC	3,329,629	(3,329,629)	—	—
HSBC Bank PLC	1,630,479	(1,630,479)	—	—
J.P. Morgan Securities LLC	2,386,607	(2,386,607)	—	—
Jefferies LLC	686,960	(671,784)	—	15,176
Morgan Stanley	2,983,994	(2,983,994)	—	—
National Financial Services LLC	820,506	(820,506)	—	—
Natixis SA	356,337	(356,337)	—	—
Nomura Securities International, Inc.	25,536	(25,536)	—	—
Scotia Capital (USA), Inc.	8,400	(8,400)	—	—
SG Americas Securities LLC	344,444	(344,444)	—	—
State Street Bank & Trust Co.	1,076,762	(1,076,762)	—	—
Toronto-Dominion Bank	788,708	(788,708)	—	—
UBS AG	90,789	(85,213)	—	5,576
UBS Securities LLC	285,848	(285,848)	—	—
Virtu Americas LLC	44,100	(44,100)	—	—
Wells Fargo Bank N.A.	160,301	(160,301)	—	—
Wells Fargo Securities LLC	390,975	(390,975)	—	—

	$23,402,237	$(23,381,485)	$—	$20,752

Morningstar U.S. Equity
Barclays Bank PLC	$152,335	$(152,335)	$—	$—
Barclays Capital, Inc.	10,211	(10,211)	—	—
Goldman Sachs & Co. LLC	680,118	(680,118)	—	—
Morgan Stanley	327,620	(327,620)	—	—
State Street Bank & Trust Co.	128,118	(128,118)	—	—
Toronto-Dominion Bank	15,231	(14,848)	—	383	(b)
UBS AG	246,480	(246,480)	—	—

	$1,560,113	$(1,559,730)	$—	$383

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Morningstar Value
Barclays Bank PLC	$678,255	$(667,424)	$—	$10,831	(b)
Barclays Capital, Inc.	8,451	(8,451)	—	—
BNP Paribas SA	230,411	(230,411)	—	—
Citadel Clearing LLC	107,148	(107,148)	—	—
Citigroup Global Markets, Inc.	214,197	(214,197)	—	—
Goldman Sachs & Co. LLC	1,197,811	(1,197,811)	—	—
Morgan Stanley	4,904,384	(4,904,384)	—	—
National Financial Services LLC	341,045	(341,045)	—	—
State Street Bank & Trust Co.	83,094	(83,094)	—	—
UBS AG	1,712	(1,712)	—	—
Wells Fargo Securities LLC	829,102	(829,102)	—	—

	$8,595,610	$(8,584,779)	$—	$10,831

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of October 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Morningstar Mid-Cap Value	0.06%
Morningstar Small-Cap	0.04
Morningstar U.S. Equity	0.03
Morningstar Value	0.04

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Morningstar Mid-Cap Value	$ 17,362
Morningstar Small-Cap	19,988
Morningstar U.S. Equity	4,966
Morningstar Value	5,745

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Morningstar Mid-Cap Value	$58,888,966	$56,360,076	$(5,410,343)
Morningstar Small-Cap	11,360,438	9,246,491	1,589,065
Morningstar U.S. Equity	6,678,673	4,548,216	(2,027,857)

54	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Morningstar Value	$82,464,905	$63,884,672	$(9,196,608)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Morningstar Mid-Cap Value	$97,386,611	$ 97,811,710
Morningstar Small-Cap	24,755,443	24,674,006
Morningstar U.S. Equity	17,840,581	18,345,260
Morningstar Value	114,243,269	117,286,800

For the six months ended October 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Morningstar Mid-Cap Value	$49,300,684	$ 63,777,222
Morningstar Small-Cap	2,773,998	5,468,943
Morningstar U.S. Equity	162,018,689	10,847,607
Morningstar Value	77,057,990	82,229,164

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of April 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Morningstar Mid-Cap Value	$(31,958,804)
Morningstar Small-Cap	(37,298,740)
Morningstar U.S. Equity	(73,847,118)
Morningstar Value	(38,144,056)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Morningstar Mid-Cap Value	$528,113,139	$138,487,201	$(23,479,840)	$ 115,007,361
Morningstar Small-Cap	233,942,415	54,294,736	(33,892,762)	20,401,974
Morningstar U.S. Equity	785,094,054	383,943,096	(39,001,802)	344,941,294
Morningstar Value	768,987,896	239,881,542	(22,196,909)	217,684,633

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/24		Year Ended 04/30/24

iShares ETF	Shares	Amount	Shares	Amount

Morningstar Mid-Cap Value
Shares sold	700,000	$49,982,756	850,000	$52,070,944
Shares redeemed	(900,000)	(64,298,594)	(550,000)	(36,415,020)

	(200,000)	$(14,315,838)	300,000	$15,655,924

Morningstar Small-Cap
Shares sold	50,000	$2,900,581	50,000	$2,623,248
Shares redeemed	(100,000)	(5,673,588)	(350,000)	(17,769,911)

	(50,000)	$(2,773,007)	(300,000)	$(15,146,663)

Morningstar U.S. Equity
Shares sold	2,150,000	$162,552,811	100,000	$6,276,740
Shares redeemed	(150,000)	(10,820,711)	(850,000)	(53,458,886)

	2,000,000	$151,732,100	(750,000)	$(47,182,146)

Morningstar Value
Shares sold	1,000,000	$77,440,513	950,000	$62,582,240
Shares redeemed	(1,100,000)	(84,812,197)	(850,000)	(58,015,847)

	(100,000)	$(7,371,684)	100,000	$4,566,393

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

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Board Review and Approval of Investment Advisory Contract

iShares Morningstar Mid-Cap Value ETF, iShares Morningstar Small-Cap ETF, iShares Morningstar U.S. Equity ETF, iShares Morningstar Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	59

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	61

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 20, 2024